UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.

Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2013

Date of reporting period: October 31, 2013

Item 1.      Reports to Stockholders.

Global X Silver Miners ETF (ticker: SIL)
Global X Gold Explorers ETF (ticker: GLDX)
Global X Pure Gold Miners ETF (ticker: GGGG)
Global X Copper Miners ETF (ticker: COPX)
Global X Uranium ETF (ticker: URA)
Global X Lithium ETF (ticker: LIT)
Global X Fertilizers/Potash ETF (ticker: SOIL)
Global X Junior Miners ETF (ticker: JUNR)

Annual Report

October 31, 2013

Management Discussion of Fund Performance (unaudited)	1

Schedules of Investments

Global X Silver Miners ETF	9

Global X Gold Explorers ETF	12

Global X Pure Gold Miners ETF	14

Global X Copper Miners ETF	17

Global X Uranium ETF	20

Global X Lithium ETF	22

Global X Fertilizers/Potash ETF	25

Global X Junior Miners ETF	28

Statements of Assets and Liabilities	33

Statements of Operations	35

Statements of Changes in Net Assets	37

Financial Highlights	41

Notes to Financial Statements	43

Report of Independent Registered Public Accounting Firm	56

Disclosure of Fund Expenses (unaudited)	57

Supplemental Information (unaudited)	59

Trustees and Officers of the Trust (unaudited)	60

Notice to Shareholders (unaudited)	63

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X Silver Miners ETF

Global X Silver Miners ETF

The Global X Silver Miners ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the silver mining industry. It is comprised of selected companies globally that are actively engaged in some aspect of the silver mining industry, such as silver mining, refining, or exploration. The Fund is the first ETF globally focused exclusively on the silver mining sector.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 47.97%, while the Index decreased 47.70%. The Fund had a net asset value of $24.98 per share on October 31, 2012 and ended the reporting period with a net asset value of $12.88 on October 31, 2013.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from Aurcana and Excellon Resources Inc., which returned 80.94% and 14.34%, respectively. The worst performers were Alcyone Resources and Golden Minerals, which returned -90.85% and -82.38%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2013
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Silver Miners ETF	-47.97%	-48.57%	-13.36%	-13.45%	-2.75%	-2.73%
Solactive Global Silver Miners Index	-47.70%	-47.70%	-12.83%	-12.83%	-2.10%	-2.10%
S&P 500 Index	27.18%	27.18%	16.56%	16.56%	13.84%	13.84%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on April 19, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

1

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

Global X Gold Explorers ETF

The Global X Gold Explorers ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to track the performance of the largest and most liquid listed companies that are active in the exploration for gold.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 59.16%, while the Index decreased 57.61%. The Fund had a net asset value of $34.72 per share on October 31, 2012 and ended the reporting period with a net asset value of $13.48 on October 31, 2013.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from International Tower Hill Mines and Exeter Resource, which returned -1.90% and -10.39%, respectively. The worst performers were Gryphon Minerals and International Tower Hill Mines, which returned -81.85% and -78.42%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Gold Explorers ETF	-59.16%	-59.04%	-38.41%	-38.02%
Solactive Global Gold Explorers Index	-57.61%	-57.61%	-37.77%	-37.77%
S&P 500 Index	27.18%	27.18%	16.11%	16.11%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on November 3, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

2

Management Discussion of Fund Performance (unaudited)
Global X Pure Gold Miners ETF

Global X Pure Gold Miners ETF

The Global X Pure Gold Miners ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Pure Gold Miners Index (the “Index”). The

Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of the largest and most liquid gold mining companies globally. Only companies that generate the vast majority of their business from gold mining are eligible to be included in the index.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 47.95%, while the Index decreased 47.99%. The Fund had a net asset value of $23.24 per share on October 31, 2012 and ended the reporting period with a net asset value of $12.08 on October 31, 2013.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from Sibanye Gold ADR and Eldorado Gold, which returned 0.01% and -1.89%, respectively. The worst performers were Petropavlovsk and Perseus Mining, which returned -84.48% and

-78.81%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Pure Gold Miners ETF	-47.95%	-48.44%	-28.92%	-28.93%
Solactive Global Pure Gold Miners Index	-47.99%	-47.99%	-28.74%	-28.74%
S&P 500 Index	27.18%	27.18%	14.65%	14.65%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on March 14, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

3

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

Global X Copper Miners ETF

The Global X Copper Miners ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the copper mining industry. It is comprised of selected companies globally that are actively engaged in some aspect of the copper mining industry, such as copper mining, refining, or exploration.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 21.69%, while the Index decreased 22.15%. The Fund had a net asset value of $12.93 per share on October 31, 2012 and ended the reporting period with a net asset value of $9.80 on October 31, 2013.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from Palabora Mining and Grupo Mexico, Class B, which returned 19.01% and 18.31%, respectively. The worst performers were Kazakhmys and Northern Dynasty Minerals, which returned -62.62% and -61.86%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2013
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Copper Miners ETF	-21.69%	-22.21%	-13.11%	-13.38%	-7.56%	-7.71%
Solactive Global Copper Miners Index	-22.15%	-22.15%	-13.15%	-13.15%	-7.43%	-7.43%
S&P 500 Index	27.18%	27.18%	16.56%	16.56%	13.84%	13.84%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on April 19, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

4

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

Global X Uranium ETF

The Global X Uranium ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the uranium mining industry. It is comprised of selected companies globally that are primarily engaged in some aspect of the uranium mining industry, such as mining, refining, exploration, and manufacturing of equipment for the uranium industry. The Fund is the nation’s first ETF focused exclusively on the uranium industry.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 29.88%, while the Index decreased 31.02%. The Fund had a net asset value of $21.03 per share on October 31, 2012 and ended the reporting period with a net asset value of $14.47 on October 31, 2013.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from Areva and Uranium One, which returned 33.90% and 26.52%, respectively. The worst performers were Paladin Energy and Mega Uranium, which returned -66.21% and -64.88%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Uranium ETF	-29.88%	-29.71%	-33.26%	-32.99%
Solactive Global Uranium Index	-31.02%	-31.02%	-33.95%	-33.95%
S&P 500 Index	27.18%	27.18%	15.38%	15.38%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on November 4, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

5

Management Discussion of Fund Performance (unaudited)
Global X Lithium ETF

Global X Lithium ETF

The Global X Lithium ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the largest and most liquid listed companies that are active in the exploration and/or mining of Lithium or the production of Lithium batteries. The Fund is the first ETF globally focused exclusively on the lithium sector.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 8.00%, while the Index decreased 7.72%. The Fund had a net asset value of $14.41 per share on October 31, 2012 and ended the reporting period with a net asset value of $12.94 on October 31, 2013.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from Electovaya and Coslight Technology International Group, which returned 116.67% and 90.14%, respectively. The worst performers were Exide Technologies and Reed Resources which returned -95.78% and -88.33%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2013
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Lithium ETF	-8.00%	-6.85%	-12.18%	-12.11%	-4.30%	-4.16%
Solactive Global Lithium Index	-7.72%	-7.72%	-11.80%	-11.80%	-3.88%	-3.88%
S&P 500 Index	27.18%	27.18%	16.56%	16.56%	18.04%	18.04%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on July 22, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

6

Management Discussion of Fund Performance (unaudited)
Global X Fertilizers/Potash ETF

Global X Fertilizers/Potash ETF

The Global X Fertilizers/Potash ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Fertilizers/Potash Total Return Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of the largest and most liquid listed companies globally that are active in some aspect of the fertilizer industry. The Fund is the nation’s first ETF focused exclusively on the fertilizers industry.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 14.33%, while the Index decreased 14.26%. The Fund had a net asset value of $13.85 per share on October 31, 2012 and ended the reporting period with a net asset value of $11.73 on October 31, 2013.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from The Scotts Miracle-Gro and Guebre Fabrikalari which returned 41.32% and 20.22%, respectively. The worst performers were Sociedad Quimica Y Minera De Chile and K+S which returned -51.38% and -43.71%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Fertilizers/Potash ETF	-14.33%	-14.48%	-8.98%	-9.04%
Solactive Global Fertilizers/Potash Total Return Index	-14.26%	-14.26%	-8.66%	-8.66%
S&P 500 Index	27.18%	27.18%	14.90%	14.90%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on May 25, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

7

Management Discussion of Fund Performance (unaudited)
Global X Junior Miners ETF

Global X Junior Miners ETF

The Global X Junior Miners ETF seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Junior Miners Index (“Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to track the market performance of small-capitalization mining companies globally, as defined by Solactive AG.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 42.49%, while the Index decreased 41.92%. The Fund had a net asset value of $32.52 per share on October 31, 2012 and ended the reporting period with a net asset value of $16.62 on October 31, 2013.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from Aurcana and Arrium which returned 109.79% and 50.43%, respectively. The worst performers were Discovery Metals and Colossus Minerals which returned -92.00% and -88.00%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Junior Miners ETF	-42.49%	-42.94%	-27.70%	-27.77%
Solactive Global Junior Miners Index **	-41.92%	-41.92%	-25.76%	-25.76%
S&P 500 Index	27.18%	27.18%	16.04%	16.04%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on March 16, 2011.

**Annualized Inception to Date return reflects performance of S&P/TSX Venture 30 Index through September 6, 2012 and Solactive Global Junior Miners Index thereafter.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

8

Schedule of Investments	October 31, 2013

Global X Silver Miners ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in the Notes to Financial Statements for more detailed information.

	Shares	Value

COMMON STOCK — 100.2%
AUSTRALIA— 0.0%
Basic Materials — 0.0%
Alcyone Resources *	12,857,590	$36,457
CANADA— 51.0%
Basic Materials — 51.0%
Alexco Resource * (A)	1,010,896	1,435,472
Aurcana * (A)	1,136,959	2,224,521
AuRico Gold	1,340,031	5,507,527
Bear Creek Mining * (A)	1,538,136	3,835,567
Endeavour Silver * (A)	1,729,618	7,229,803
Excellon Resources *	841,400	1,113,635
First Majestic Silver * (A)	132,000	1,493,886
Fortuna Silver Mines *	2,158,852	8,551,344
International Minerals	774,198	2,101,357
MAG Silver * (A)	998,404	5,690,903
Pan American Silver	940,177	9,975,278
Primero Mining *	634,166	3,612,858
Scorpio Mining *	4,139,038	1,091,676
Silver Standard Resources *	1,210,493	6,802,971
Silver Wheaton	1,117,605	25,336,105
Silvercorp Metals (A)	2,954,407	9,365,470
Silvercrest Mines * (A)	2,015,346	3,575,879
Tahoe Resources *	574,662	11,034,128
US Silver & Gold *	1,030,500	543,591
Wildcat Silver *	2,106,000	848,338
TOTAL CANADA		111,370,309
MEXICO— 22.0%
Basic Materials — 22.0%
Fresnillo	1,687,932	26,401,425
Industrias Penoles	742,281	21,552,305
TOTAL MEXICO		47,953,730
PERU— 3.1%
Basic Materials — 3.1%
Hochschild Mining	2,515,621	6,675,570

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	October 31, 2013

Global X Silver Miners ETF

	Shares/Number of Warrants/ Face Amount(1)	Value
COMMON STOCK — continued
UNITED KINGDOM— 5.1%
Basic Materials — 5.1%
Arian Silver *	596,441	$349,064
Polymetal International	1,116,501	10,732,316
TOTAL UNITED KINGDOM		11,081,380
UNITED STATES— 19.0%
Basic Materials — 19.0%
Coeur d'Alene Mines*	823,357	10,053,189
First Majestic Silver *	765,034	8,652,534
Golden Minerals * (A)	666,363	513,099
Great Panther Silver * (A)	2,739,659	2,493,090
Hecla Mining (A)	3,164,755	9,874,036
McEwen Mining * (A)	4,620,626	9,888,140
TOTAL UNITED STATES		41,474,088
TOTAL COMMON STOCK
(Cost $348,823,553)		218,591,534

WARRANTS — 0.0%
Coeur d'Alene Mines, Expires 4/16/17 * (A)
(Cost $–)	18,472	37,128

REPURCHASE AGREEMENTS — 7.6%
Barclays
0.080%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price
$15,695,799 (collateralized by U.S. Treasury Bills, ranging in par value
$5,701,129-$10,311,511 0.000%, 01/09/14-04/03/14 with a total market
value of $16,009,683) (B)	$15,695,762	15,695,762
Deutsche Bank
0.090%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $829,295 (collateralized by U.S. Treasury Bills, par value $829,294,
0.090%, 09/30/12 with a total market value of $846,170) (B)	829,293	829,293
TOTAL REPURCHASE AGREEMENTS
(Cost $16,525,055)		16,525,055

TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 11/01/13	445,231	445,231
0.309%, 11/01/13, CAD	2	2
TOTAL TIME DEPOSITS
(Cost $445,233)		445,233

TOTAL INVESTMENTS — 108.0%
(Cost $365,793,841)		$235,598,950

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	October 31, 2013

Global X Silver Miners ETF

Percentages are based on Net Assets of $218,239,756.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2013. The total value of securities on loan at October 31, 2013 was $13,553,602.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2013 was $16,525,055.
(1)	In U.S. Dollars unless otherwise indicated.

CAD — Canadian Dollar

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$218,591,534	$—	$—	$218,591,534
Warrants	—	37,128	—	37,128
Repurchase Agreements	—	16,525,055	—	16,525,055
Time Deposits	—	445,233	—	445,233
Total Investments in Securities	$218,591,534	$17,007,416	$—	$235,598,950

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	October 31, 2013

Global X Gold Explorers ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments

	Shares/Face Amount	Value
COMMON STOCK — 99.9%
AUSTRALIA— 5.5%
Basic Materials — 5.5%
Gryphon Minerals *	12,115,039	$1,774,837
CANADA— 94.4%
Basic Materials — 94.4%
Asanko Gold *	646,961	1,520,217
Atac Resources *	1,802,988	1,279,635
Chesapeake Gold *	488,345	1,564,353
Continental Gold *	425,812	1,613,156
Exeter Resource *	1,944,614	1,341,784
Gold Canyon Resources *	6,485,930	2,457,145
International Tower Hill Mines *	2,623,073	1,338,029
Kaminak Gold, Cl A *	1,987,269	1,238,886
Lydian International, Cl A *	1,340,038	1,028,179
Newstrike Capital *	1,767,525	1,525,701
Novagold Resources *	797,441	1,730,447
Paramount Gold and Silver *	1,208,743	1,462,579
Pretium Resources *	238,396	779,677
Rubicon Minerals *	1,388,670	1,917,887
Sabina Gold & Silver *	1,489,088	1,213,950
Seabridge Gold *	183,708	1,736,041
Torex Gold Resources *	1,459,418	1,623,675
Volta Resources * (A)	13,486,144	4,850,434
TOTAL CANADA		30,221,775
TOTAL COMMON STOCK
(Cost $57,507,371)		31,996,612

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bills
0.015%, 11/07/13 (B)
(Cost $1,999,995)	$2,000,000	1,999,994

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	October 31, 2013

Global X Gold Explorers ETF

	Face Amount	Value
TIME DEPOSITS — 0.0%
Brown Brothers Harriman
1.754%, 11/01/13, AUD	12	$11
0.005%, 11/01/13, HKD	2	—
TOTAL TIME DEPOSITS
(Cost $11)		11
TOTAL INVESTMENTS — 106.2%
(Cost $59,507,377)		$33,996,617

Percentages are based on Net Assets of $32,019,620.

*	Non-income producing security.
(A)	Affiliated investment (see Note 3).
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Amounts designated as “—“ are $0.

AUD — Australian Dollar
Cl — Class
HKD — Hong Kong Dollar

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$31,996,612	$—	$—	$31,996,612
U.S. Treasury Obligations	1,999,994	—	—	1,999,994
Time Deposits	—	11	—	11
Total Investments in Securities	$33,996,606	$11	$—	$33,996,617

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	October 31, 2013

Global X Pure Gold Miners ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.2%
AUSTRALIA— 6.2%
Basic Materials — 6.2%
Medusa Mining * (A)	74,753	$139,893
Perseus Mining *	197,842	81,341
TOTAL AUSTRALIA		221,234
CANADA— 37.5%
Basic Materials — 37.5%
African Barrick Gold	45,439	140,251
Alamos Gold	11,762	187,375
Argonaut Gold *	25,547	142,112
B2Gold *	64,785	160,308
Centerra Gold	29,821	119,267
Detour Gold *	16,302	133,212
Eldorado Gold *	20,520	138,510
Kinross Gold	32,232	163,416
Osisko Mining *	35,916	175,335
TOTAL CANADA		1,359,786
CHINA— 5.2%
Basic Materials — 5.2%
Real Gold Mining * (A) (B)	36,500	4,171
Zhaojin Mining Industry, Cl H	226,073	183,121
TOTAL CHINA		187,292
EGYPT— 6.8%
Basic Materials — 6.8%
Centamin *	305,105	245,583
JERSEY— 4.8%
Basic Materials — 4.8%
Randgold Resources ADR	2,332	172,335
RUSSIA— 4.9%
Basic Materials — 4.9%
Polyus Gold International	57,761	178,978
SOUTH AFRICA— 21.7%
Basic Materials — 21.7%
AngloGold Ashanti ADR	13,188	199,139
Gold Fields ADR	33,404	153,658
Harmony Gold Mining ADR	47,056	159,990

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	October 31, 2013

Global X Pure Gold Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Sibanye Gold ADR	48,561	$272,913
TOTAL SOUTH AFRICA		785,700
TURKEY— 6.0%
Basic Materials — 6.0%
Koza Altin Isletmeleri	12,329	218,633
UNITED KINGDOM— 2.5%
Basic Materials — 2.5%
Petropavlovsk	71,709	91,983
UNITED STATES— 4.6%
Basic Materials — 4.6%
Alacer Gold	60,648	168,103
TOTAL COMMON STOCK
(Cost $5,931,503)		3,629,627

TIME DEPOSITS — 0.0%
Brown Brothers Harriman
1.754%, 11/01/13, AUD	1	—
0.309%, 11/01/13, CAD	2	2
0.076%, 11/01/13, GBP	7	12
TOTAL TIME DEPOSITS
(Cost $14)		14
TOTAL INVESTMENTS — 100.2%
(Cost $5,931,517)		$3,629,641

Percentages are based on Net Assets of $3,622,145.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2013 was $144,064 and represents 4.0% of Net Assets.
(B)	Security is considered illiquid. The total value of such security as of October 31, 2013 was $4,171 and represented 0.1% of Net Assets.

Amounts designated as “—“ are $0.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

GBP — Great British Pound

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	October 31, 2013

Global X Pure Gold Miners ETF

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$3,485,563	$139,893	$4,171	$3,629,627
Time Deposits	—	14	—	14
Total Investments in Securities	$3,485,563	$139,907	$4,171	$3,629,641

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2013, there was a transfer from Level 1 to Level 2 in the amount of $139,893 due to securities being fair valued. There were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	October 31, 2013

Global X Copper Miners ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in the Notes to Financial Statements for more detailed information.

\]

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 14.4%
Basic Materials — 14.4%
Cudeco * (A)	371,474	$705,710
OZ Minerals	423,592	1,449,300
PanAust	684,485	1,306,825
Sandfire Resources *	202,834	1,251,861
TOTAL AUSTRALIA		4,713,696
CANADA— 40.6%
Basic Materials — 40.6%
Capstone Mining * (A)	574,818	1,527,114
Copper Mountain Mining * (A)	280,662	462,992
Copper Mountain Mining * ^	12,300	21,033
First Quantum Minerals (A)	84,180	1,596,970
HudBay Minerals, Cl B	190,635	1,554,115
Imperial Metals *	128,230	1,622,168
Lumina Copper * (A)	145,964	769,963
Lundin Mining *	349,718	1,576,439
Northern Dynasty Minerals * (A)	233,688	315,479
Taseko Mines *	631,739	1,547,761
Teck Resources, Cl B	27,900	746,569
Turquoise Hill Resources * (A)	330,048	1,590,831
TOTAL CANADA		13,331,434
CHINA— 4.7%
Basic Materials — 4.7%
Jiangxi Copper, Cl H	797,006	1,531,715
MEXICO— 4.4%
Basic Materials — 4.4%
Grupo Mexico, Cl B	453,527	1,437,341
PERU— 4.5%
Basic Materials — 4.5%
Southern Copper	53,444	1,493,760
POLAND— 4.7%
Basic Materials — 4.7%
KGHM Polska Miedz	38,287	1,548,086

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	October 31, 2013

Global X Copper Miners ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

SOUTH AFRICA— 1.9%

Basic Materials — 1.9%
Palabora Mining *	54,361	$626,637

SWITZERLAND— 4.7%

Basic Materials — 4.7%
Glencore Xstrata	285,565	1,556,786

TURKEY— 1.0%

Basic Materials — 1.0%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret *	109,398	316,754

UNITED KINGDOM— 13.9%

Basic Materials — 13.9%
Antofagasta	106,299	1,457,271
Kazakhmys	365,056	1,532,993
Vedanta Resources	91,595	1,561,170
TOTAL UNITED KINGDOM		4,551,434

UNITED STATES— 4.9%

Basic Materials — 4.9%
Freeport-McMoRan Copper & Gold	43,860	1,612,293
TOTAL COMMON STOCK
(Cost $42,575,387)		32,719,936

REPURCHASE AGREEMENTS — 13.1%

Barclays
0.080%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $4,085,160 (collateralized by U.S. Treasury Bills, ranging in par value $1,483,378-$2,683,797, 0.000%, 01/09/14-04/03/14 with a total market value of $4,166,856) (B)	4,085,151	4,085,151
Deutsche Bank
0.090%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $215,008 (collateralized by U.S. Treasury Bills, par value $215,008,0.090%, 09/30/12 with a total market value of $219,384) (B)	215,008	215,008
TOTAL REPURCHASE AGREEMENTS
(Cost $4,300,159)		4,300,159

TIME DEPOSITS — 0.0%

Brown Brothers Harriman
1.754%, 11/01/13, AUD	2	2
0.005%, 11/01/13, HKD	1	—
TOTAL TIME DEPOSITS
(Cost $2)		2
TOTAL INVESTMENTS — 112.8%
(Cost $46,875,548)		$37,020,097

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	October 31, 2013

Global X Copper Miners ETF

Percentages are based on Net Assets of $32,828,193.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(A)	This security or a partial position of this security is on loan at October 31, 2013. The total value of securities on loan at October 31, 2013 was $4,058,611.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2013 was $4,300,159.
(1)	In U.S. Dollars unless otherwise indicated.

Amounts designated as “—“ are $0.

AUD — Australian Dollar
Cl — Class
HKD — Hong Kong Dollar

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$32,719,936	$—	$—	$32,719,936
Repurchase Agreements	—	4,300,159	—	4,300,159
Time Deposits	—	2	—	2
Total Investments in Securities	$32,719,936	$4,300,161	$—	$37,020,097

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	October 31, 2013

Global X Uranium ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in the Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%

AUSTRALIA— 30.4%
Basic Materials — 30.4%
Bannerman Resources * (A)	18,384,511	$868,809
Berkeley Resources * (B)	7,278,649	1,788,653
Energy Resources of Australia *	4,638,405	5,611,522
Greenland Minerals & Energy * (B)	27,786,124	7,878,640
Paladin Energy * (B)	19,616,012	7,786,854
Silex Systems *	2,409,198	5,464,944
Syrah Resources * (B)	2,538,750	6,718,618
TOTAL AUSTRALIA		36,118,040

CANADA— 51.7%
Basic Materials — 51.7%
Alpha Minerals *	395,652	2,037,742
Cameco	1,462,196	27,753,186
Denison Mines * (B)	8,988,239	9,913,657
Energy Fuels * (B)	30,283,968	4,066,327
Fission Uranium * (B)	2,626,410	2,644,924
Laramide Resources * (B)	2,888,853	1,039,006
Mega Uranium * (B)	13,188,021	695,671
Rockgate Capital * (B)	5,034,658	1,062,317
UEX * (A) (B)	11,824,727	3,969,361
Uranium Participation * (B)	1,776,523	8,314,806
TOTAL CANADA		61,496,997

FRANCE— 3.8%
Utilities — 3.8%
Areva *	190,266	4,515,688

UNITED STATES— 13.9%
Basic Materials — 13.9%
Uranerz Energy * (B)	3,420,946	3,147,270
Uranium Energy * (B)	2,521,680	4,438,157
Uranium Resources * (B)	577,281	1,362,383
Ur-Energy * (B)	5,204,746	5,464,983

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	October 31, 2013

Global X Uranium ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

Basic Materials — continued
USEC * (A) (B)	263,743	$2,125,769
TOTAL UNITED STATES		16,538,562
TOTAL COMMON STOCK
(Cost $174,579,530)		118,669,287

REPURCHASE AGREEMENTS — 16.6%
Barclays
0.080%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $18,706,666 (collateralized by U.S. Treasury Bills, ranging in par value $6,794,579-$12,289,579, 0.000%, 01/09/14-04/03/14 with a total market value of $19,080,764) (C)	18,706,624	18,706,624
Deutsche Bank
0.090%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $984,561 (collateralized by U.S. Treasury Bills, par value $984,559, 0.090%, 09/30/12 with a total market value of $1,004,596) (C)	984,559	984,559

TOTAL REPURCHASE AGREEMENTS
(Cost $19,691,183)		19,691,183

TIME DEPOSITS — 0.2%

Brown Brothers Harriman
0.030%, 11/01/13	256,926	256,926
0.076%, 11/01/13, GBP	5	8
TOTAL TIME DEPOSITS
(Cost $256,934)		256,934
TOTAL INVESTMENTS — 116.6%
(Cost $194,527,647)		$138,617,404

Percentages are based on Net Assets of $118,870,993.

*	Non-income producing security.
(A)	Affiliated investment (see Note 3).
(B)	This security or a partial position of this security is on loan at October 31, 2013. The total value of securities on loan at October 31, 2013 was $17,583,325.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2013 was $19,691,183.
(1)	In U.S. Dollars unless otherwise indicated.

GBP — Great British Pound

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$118,669,287	$—	$—	$118,669,287
Repurchase Agreements	—	19,691,183	—	19,691,183
Time Deposits	—	256,934	—	256,934
Total Investments in Securities	$118,669,287	$19,948,117	$—	$138,617,404

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	October 31, 2013

Global X Lithium ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in the Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%

AUSTRALIA— 11.2%
Basic Materials — 11.2%
Galaxy Resources * (B)	11,107,227	$619,384
Orocobre *	1,999,780	4,517,333
Reed Resources * (A)	27,050,255	588,032
TOTAL AUSTRALIA		5,724,749

CANADA— 4.8%
Basic Materials — 4.8%
Avalon Rare Metals * (B)	785,040	639,988
Canada Lithium * (B)	3,279,746	1,242,507
Lithium Americas *	1,973,180	577,202
TOTAL CANADA		2,459,697

CHILE— 7.1%
Basic Materials — 7.1%
Sociedad Quimica y Minera de Chile ADR	131,197	3,622,349

CHINA— 2.0%
Industrials — 2.0%
Byd, Cl H	203,200	1,006,434

FRANCE— 5.1%
Industrials — 5.1%
Saft Groupe	81,627	2,591,193

HONG KONG— 9.4%
Industrials — 9.4%
Coslight Technology International Group	5,745,973	3,312,847
Sinopoly Battery *	31,549,200	1,505,637
TOTAL HONG KONG		4,818,484

JAPAN— 7.1%
Industrials — 7.1%
GS Yuasa	390,394	2,338,473
Panasonic	130,500	1,307,256
TOTAL JAPAN		3,645,729

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	October 31, 2013

Global X Lithium ETF

	Shares/Number of Warrants/ Face Amount	Value
COMMON STOCK — continued

SOUTH KOREA— 9.0%
Basic Materials — 4.5%
LG Chemical	8,249	$2,329,084
Industrials — 4.5%
Samsung SDI	13,785	2,300,207
TOTAL SOUTH KOREA		4,629,291

UNITED STATES— 44.2%
Basic Materials — 38.5%
Avalon Rare Metals * (B)	1,511,549	1,224,355
FMC	142,475	10,366,481
Rockwood Holdings	127,508	8,064,881
		19,655,717
Industrials — 5.7%
Johnson Controls	36,084	1,665,276
Ultralife *	324,213	1,264,431
		2,929,707
TOTAL UNITED STATES		22,585,424
TOTAL COMMON STOCK
(Cost $56,463,452)		51,083,350

WARRANTS — 1.6%
Dynapack International, Expires 1/20/15*	123,000	350,550
Simplo Technology, Expires 1/20/15*	94,000	461,728
TOTAL WARRANTS
(Cost $813,070)		812,278

REPURCHASE AGREEMENTS — 5.5%

Barclays
0.080%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $2,576,973 (collateralized by U.S. Treasury Bills, ranging in par value $936,025-$1,692,975, 0.000%, 01/09/14-04/03/14 with a total market value of $2,628,507) (C)	$2,576,967	2,576,967
Deutsche Bank
0.090%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $234,020 (collateralized by U.S. Treasury Bills, par value $234,019, 0.090%, 09/30/12 with a total market value of $238,782) (C)	234,019	234,019

TOTAL REPURCHASE AGREEMENTS
(Cost $2,810,986)		2,810,986

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	October 31, 2013

Global X Lithium ETF

	Face Amount(1)	Value
TIME DEPOSITS — 1.7%

Brown Brothers Harriman
0.030%, 11/01/13	845,788	$845,788
0.309%, 11/01/13, CAD	24	23
0.005%, 11/01/13, HKD	1	—
0.005%, 11/01/13, JPY	2,293,706	23,327
TOTAL TIME DEPOSITS
(Cost $869,138)		869,138
TOTAL INVESTMENTS — 108.7%
(Cost $60,956,646)		$55,575,752

Percentages are based on Net Assets of $51,105,477.

*	Non-income producing security.
(A)	Affiliated investment (see Note 3).
(B)	This security or a partial position of this security is on loan at October 31, 2013. The total value of securities on loan at October 31, 2013 was $1,946,033.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of October 31, 2013 was $2,810,986.
(1)	In U.S. Dollars unless otherwise indicated.

ADR — American Depositary Receipt
CAD — Canadian Dollar
Cl — Class
HKD — Hong Kong Dollar
JPY — Japanese Yen

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$51,083,350	$—	$—	$51,083,350
Warrants	—	812,278	—	812,278
Repurchase Agreements	—	2,810,986	—	2,810,986
Time Deposits	—	869,138	—	869,138
Total Investments in Securities	$51,083,350	$4,482,402	$—	$55,575,752

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	October 31, 2013

Global X Fertilizers/Potash ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.7%

AUSTRALIA— 10.7%
Basic Materials — 10.7%
Incitec Pivot	441,632	$1,110,310
Nufarm	287,672	1,329,561
TOTAL AUSTRALIA		2,439,871

CANADA— 8.9%
Basic Materials — 8.9%
Agrium	348	29,705
Agrium ^	13,131	1,120,337
Potash Corp of Saskatchewan	28,450	884,795
TOTAL CANADA		2,034,837

CHILE— 3.1%
Basic Materials — 3.1%
Sociedad Quimica y Minera de Chile ADR	25,550	705,436

CHINA— 9.5%
Basic Materials — 9.5%
China BlueChemical, Cl H	2,028,416	1,302,916
Sinofert Holdings	5,363,285	871,629
TOTAL CHINA		2,174,545

GERMANY— 3.2%
Basic Materials — 3.2%
K+S	28,993	739,676

ISRAEL— 8.8%
Basic Materials — 8.8%
Israel Chemicals	115,521	955,945
The Israel Corp *	2,079	1,048,860
TOTAL ISRAEL		2,004,805

NORWAY— 5.2%
Basic Materials — 5.2%
Yara International	27,669	1,194,502

RUSSIA— 4.0%
Basic Materials — 4.0%
Uralkali GDR	34,150	912,147

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	October 31, 2013

Global X Fertilizers/Potash ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

SOUTH KOREA— 2.8%
Basic Materials — 2.8%
Namhae Chemical	94,578	$646,420

SWITZERLAND— 5.3%
Basic Materials — 5.3%
Syngenta	3,013	1,217,022

TAIWAN— 5.2%
Basic Materials — 5.2%
Taiwan Fertilizer	500,282	1,191,979

TURKEY— 6.9%
Basic Materials — 6.9%
Bagfas Bandirma Gubre Fabrik	36,689	771,916
Gubre Fabrikalari *	94,522	793,109
TOTAL TURKEY		1,565,025

UNITED STATES— 26.1%
Basic Materials — 26.1%
CF Industries Holdings	6,455	1,391,698
Intrepid Potash	67,272	998,989
Mosaic	20,249	928,417
Scotts Miracle-Gro, Cl A	25,282	1,484,559
Terra Nitrogen	5,716	1,167,950
TOTAL UNITED STATES		5,971,613
TOTAL COMMON STOCK
(Cost $28,146,512)		22,797,878

TIME DEPOSITS — 0.2%

Brown Brothers Harriman
0.030%, 11/01/13	34,705	34,705
1.754%, 11/01/13, AUD	2	2
0.309%, 11/01/13, CAD	9	8
0.628%, 11/01/13, NOK	9	2
TOTAL TIME DEPOSITS
(Cost $34,717)		34,717
TOTAL INVESTMENTS — 99.9%
(Cost $28,181,229)		$22,832,595

Percentages are based on Net Assets of $22,863,889.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(1)	In U.S. Dollars unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	October 31, 2013

Global X Fertilizers/Potash ETF

ADR — American Depositary Receipt
AUD —Australian Dollar
CAD — Canadian Dollar
Cl — Class
NOK — Norwegian Krone
GDR — Global Depositary Receipt

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,797,878	$—	$—	$22,797,878
Time Deposits	—	34,717	—	34,717
Total Investments in Securities	$22,797,878	$34,717	$—	$22,832,595

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	October 31, 2013

Global X Junior Miners ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%

AUSTRALIA— 20.4%
Basic Materials — 20.4%
Aquila Resources *	15,297	$32,675
Arrium	107,588	140,837
Atlas Iron	76,784	75,113
Beadell Resources *	76,277	67,047
Energy Resources of Australia *	21,301	25,770
Evolution Mining	42,139	33,455
Independence Group	18,726	70,088
Kingsgate Consolidated	16,541	22,434
Lynas *	189,603	61,825
Medusa Mining (A)	18,602	34,812
Mount Gibson Iron	50,469	42,454
Northern Star Resources	41,559	34,959
OceanaGold *	27,070	44,518
Paladin Energy *	67,805	26,916
PanAust	44,320	84,616
Perseus Mining *	46,492	19,115
Regis Resources	26,600	87,742
Resolute Mining *	61,095	37,245
Sandfire Resources *	8,413	51,924
Silver Lake Resources *	31,493	22,920
St. Barbara *	45,618	20,696
Sundance Resources *	302,496	30,020
Syrah Resources *	6,436	17,032
Troy Resources	10,030	12,703
Western Areas	11,550	30,566
TOTAL AUSTRALIA		1,127,482

BELGIUM— 1.2%
Basic Materials — 1.2%
Nyrstar	16,007	65,853

BRAZIL— 0.2%
Basic Materials — 0.2%
MMX Mineracao e Metalicos *	26,546	10,072

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	October 31, 2013

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued

CANADA— 42.5%

Basic Materials — 42.5%
Alamos Gold	12,196	$194,289
Argonaut Gold *	12,807	71,242
AuRico Gold	23,424	96,273
B2Gold *	58,236	144,103
Barisan Gold *	4,920	425
Capstone Mining *	32,152	85,418
Centerra Gold	15,128	60,503
Continental Gold *	9,826	37,225
Denison Mines *	39,751	43,844
Detour Gold *	11,853	96,857
Dundee Precious Metals *	9,266	39,547
Endeavour Silver *	9,947	41,578
Fortuna Silver Mines *	12,522	49,600
Gabriel Resources *	23,558	20,109
HudBay Minerals, Cl B	16,352	133,306
IAMGOLD	5,313	27,160
IAMGOLD ^	30,052	153,265
Kirkland Lake Gold *	5,165	18,032
MAG Silver *	4,575	25,011
Nevsun Resources	2,788	10,161
Nevsun Resources ^	15,746	57,473
Novagold Resources *	22,736	49,337
Osisko Mining *	38,298	186,963
Pan American Silver	13,275	140,848
Premier Gold Mines *	14,844	32,887
Rio Alto Mining *	17,299	28,537
Rubicon Minerals *	3,930	5,428
Rubicon Minerals * ^	24,652	34,266
Sandstorm Gold * ^	7,373	39,740
Sandstorm Gold *	1,240	6,684
Seabridge Gold *	3,949	37,318
SEMAFO	27,946	75,852
Sherritt International	27,979	95,799
Silver Standard Resources *	8,077	45,393
Silvercorp Metals	17,187	54,483
Thompson Creek Metals *	13,701	43,980
Torex Gold Resources *	60,464	67,269
TOTAL CANADA		2,350,205

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	October 31, 2013

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued

CHINA— 1.1%
Basic Materials — 1.1%
Hidili Industry International Development	87,293	$14,524
Zhaojin Mining Industry, Cl H	57,900	46,900
TOTAL CHINA		61,424
EGYPT— 1.3%
Basic Materials — 1.3%
Centamin *	92,362	74,343
FINLAND— 0.3%
Basic Materials — 0.3%
Talvivaara Mining *	171,763	16,791
HONG KONG— 2.4%
Basic Materials — 2.4%
Shougang Fushan Resources Group	392,236	132,044
INDONESIA— 0.9%
Basic Materials — 0.9%
Aneka Tambang Persero	357,147	50,693
IRELAND— 1.2%
Basic Materials — 1.2%
Kenmare Resources *	204,619	66,766
JAPAN— 2.1%
Basic Materials — 2.1%
Pacific Metals	12,865	46,970
Toho Zinc	14,347	43,042
UACJ	7,462	24,436
TOTAL JAPAN		114,448
RUSSIA— 0.2%
Basic Materials — 0.2%
Raspadskaya * (A)	18,627	17,813
SINGAPORE— 0.2%
Basic Materials — 0.2%
LionGold *	70,109	11,288
SOUTH AFRICA— 3.1%
Basic Materials — 3.1%
Harmony Gold Mining ADR	17,114	58,188
Northam Platinum	28,017	114,984
TOTAL SOUTH AFRICA		173,172

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	October 31, 2013

Global X Junior Miners ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

UNITED KINGDOM— 2.7%
Basic Materials — 2.7%
African Minerals *	27,033	$80,839
Ferrexpo	13,315	38,771
Highland Gold Mining	3,981	4,452
Petropavlovsk	18,404	23,607
TOTAL UNITED KINGDOM		147,669

UNITED STATES — 20.0%
Basic Materials — 20.0%
Alacer Gold	21,616	59,915
Allied Nevada Gold	7,360	30,029
Alpha Natural Resources *	20,734	145,138
Arch Coal	21,268	90,176
Century Aluminum	4,850	42,098
Cloud Peak Energy *	5,728	89,414
Coeur d'Alene Mines	9,120	111,355
First Majestic Silver *	9,736	110,114
Gold Resource	3,411	17,703
Hecla Mining	26,978	84,171
McEwen Mining *	18,229	39,010
Molycorp *	12,052	61,104
RTI International Metals *	3,085	104,582
Stillwater Mining *	11,042	120,469
TOTAL UNITED STATES		1,105,278
TOTAL COMMON STOCK
(Cost $6,577,262)		5,525,341

TIME DEPOSITS — 2.6%
Brown Brothers Harriman
0.030%, 11/01/13	143,988	143,988
0.309%, 11/01/13, CAD	1	1
TOTAL TIME DEPOSITS
(Cost $143,989)		143,989
TOTAL INVESTMENTS — 102.4%
(Cost $6,721,251)		$5,669,330

Percentages are based on Net Assets of $5,536,762.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2013 was $52,625 and represents 1.0% of Net Assets.

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	October 31, 2013

Global X Junior Miners ETF

(1)	In U.S. Dollars unless otherwise indicated.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,490,529	$34,812	$—	$5,525,341
Time Deposits	—	143,989	—	143,989
Total Investments in Securities	$5,490,529	$178,801	$—	$5,669,330

For the year ended October 31, 2013, there was a transfer from Level 1 to Level 2 in the amount of $34,812 due to securities being fair valued. There were no transfers in or out of Level 3.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

32

Statements of Assets and Liabilities
October 31, 2013

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Pure Gold Miners ETF	Global X Copper Miners ETF
Assets:
Cost of Investments	$349,268,786	$54,292,226	$5,931,517	$42,575,389
Cost of Repurchase Agreements	16,525,055	—	—	4,300,159
Cost of Affiliated Investments	—	5,215,151	—	—
Investments, at Value	$219,073,895 *	$29,146,183	$3,629,641	$32,719,938 *
Repurchase Agreement, at Value	16,525,055	—	—	4,300,159
Affiliated Investments, at Value	—	4,850,434	—	—
Receivable for Capital Share Sold	1,227	1,025,357	—	—
Receivable for Investment Securities Sold	19,022,483	342,323	—	4,675,097
Due From Broker	112,690	—	—	—
Dividend and Interest Receivable	393,234	—	—	76,477
Total Assets	255,128,584	35,364,297	3,629,641	41,771,671

Liabilities:

Payable for Investment Securities Purchased	20,243,658	1,025,357	5,662	3,999,203
Obligation to Return Securities Lending Collateral	16,525,055	—	—	4,300,159
Cash Overdraft	—	1,916,134	40	9,348
Payable due to Investment Adviser	120,115	15,873	1,794	18,157
Due To Broker	—	387,313	—	121,111
Payable for Capital Shares Redeemed	—	—	—	495,500
Total Liabilities	36,888,828	3,344,677	7,496	8,943,478
Net Assets	$218,239,756	$32,019,620	$3,622,145	$32,828,193
Net Assets Consist of:
Paid-in Capital	$430,364,789	$82,833,118	$7,016,672	$48,945,514
Undistributed (Distributions in Excess of) Net Investment Income	342,851	(1,387,052)	(35,465)	(43,214)
Accumulated Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(82,262,723)	(23,915,712)	(1,057,186)	(6,213,872)
Net Unrealized Depreciation on Investments and Affiliated Investments	(130,194,891)	(25,510,760)	(2,301,876)	(9,855,451)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(10,270)	26	—	(4,784)
Net Assets	$218,239,756	$32,019,620	$3,622,145	$32,828,193
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	16,950,000	2,374,758	299,960	3,350,000

Net Asset Value, Offering and Redemption Price Per Share	$12.88	$13.48	$12.08	$9.80
*Includes Market Value of Securities on Loan	$13,553,602	$—	$—	$4,058,611

The accompanying notes are an integral part of the financial statements.

33

Statements of Assets and Liabilities
October 31, 2013

	Global X Uranium ETF	Global X Lithium ETF	Global X Fertilizers/Potash ETF	Global X Junior Miners ETF
Assets:
Cost of Investments	$161,369,438	$52,539,495	$28,181,229	$6,721,251
Cost of Repurchase Agreements	19,691,183	2,810,986	—	—
Cost of Affiliated Investments	13,467,026	5,606,165	—	—
Investments, at Value	$111,962,282 *	$52,176,734 *	$22,832,595	$5,669,330
Repurchase Agreement, at Value	19,691,183	2,810,986	—	—
Affiliated Investments, at Value	6,963,939	588,032	—	—
Cash	969	—	—	—
Receivable for Investment Securities Sold	1,120,147	6,525,003	—	—
Dividend and Interest Receivable	65,572	16,318	20,019	491
Receivable for Capital Shares Sold	280,345	—	—	846,500
Reclaim Receivable	—	14,991	24,657	592
Total Assets	140,084,437	62,132,064	22,877,271	6,516,913
Liabilities:
Obligation to Return Securities Lending Collateral	19,691,183	2,810,986	—	—
Payable for Investment Securities Purchased	1,421,198	7,367,113	—	844,778
Payable due to Investment Adviser	69,546	33,713	13,382	2,756
Due To Broker	31,517	814,775	—	—
Cash Overdraft	—	—	—	132,617
Total Liabilities	21,213,444	11,026,587	13,382	980,151
Net Assets	$118,870,993	$51,105,477	$22,863,889	$5,536,762
Net Assets Consist of:
Paid-in Capital	$373,269,145	$97,284,940	$29,338,578	$9,174,850
Undistributed (Distributions in Excess of) Net Investment Income	15,720	(95,185)	302,042	(32,081)
Accumulated Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(198,503,623)	(40,705,868)	(1,428,755)	(2,554,128)
Net Unrealized Depreciation on Investments and Affiliated Investments	(55,910,243)	(5,380,894)	(5,348,634)	(1,051,921)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(6)	2,484	658	42
Net Assets	$118,870,993	$51,105,477	$22,863,889	$5,536,762
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	8,215,071	3,950,000	1,950,000	333,201

Net Asset Value, Offering and Redemption Price Per Share	$14.47	$12.94	$11.73	$16.62
*Includes Market Value of Securities on Loan	$17,583,325	$1,946,033	$—	$—

The accompanying notes are an integral part of the financial statements.

34

Statements of Operations
For the year ended October 31, 2013

	Global X Silver Miners ETF		Global X Gold Explorers ETF		Global X Pure Gold Miners ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$3,573,010		$—		$52,107	$728,084
Interest Income	188		24		7,049	61
Security Lending Income	152,624		—		—	14,985
Less: Foreign Taxes Withheld	(189,563)		—		(7,180)	(38,272)
Total Investment Income	3,536,259		24		51,976	704,858
Supervision and Administration(1)	1,736,731		219,030		21,142	201,305
Total Expenses	1,736,731		219,030		21,142	201,305
Net Investment Income (Loss)	1,799,528		(219,006)		30,834	503,553
Net Realized Gain (Loss) on:	–		–		–	–
Investments	(52,704,382	)(2)	(14,397,195	)(2)	(834,953)	(4,404,261	)(2)
Affiliated Investments	–		(370,858)		–	–
Foreign Currency Transactions	(19,041)		(3,408)		5,188	609
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(52,723,423)		(14,771,461)		(829,765)	(4,403,652)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(137,279,249)		(17,192,527)		(1,351,090)	(2,846,356)
Affiliated Investments	—		409,191		—	—
Foreign Currency Translations	(12,821)		174		(8)	(13,859)
Net Change in Unrealized Depreciation on Investments, Affiliated Investments and Foreign Currency Translations	(137,292,070)		(16,783,162)		(1,351,098)	(2,860,215)
Net Realized and Unrealized Loss on Investments, Affiliated Investments and Foreign Currency Transactions and Translations	(190,015,493)		(31,554,623)		(2,180,863)	(7,263,867)
Net Decrease in Net Assets Resulting from Operations	$(188,215,965)		$(31,773,629)		$(2,150,029)	$(6,760,314)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

35

Statements of Operations
For the year ended October 31, 2013

	Global X Uranium ETF	Global X Lithium ETF	Global X Fertilizers/Potash ETF	Global X Junior Miners ETF
Investment Income:
Dividend Income	$514,752	$539,219	$637,755	$52,769
Interest Income	346	29	94,439	3
Security Lending Income	1,153,340	60,053	—	—
Less: Foreign Taxes Withheld	(77,213)	(54,651)	(73,839)	(4,084)
Total Investment Income	1,591,225	544,650	658,355	48,688
Supervision and Administration Fees(1)	912,042	425,431	173,264	25,828
Total Expenses	912,042	425,431	173,264	25,828
Net Investment Income	679,183	119,219	485,091	22,860
Net Realized Gain (Loss) on:
Investments (2)	(89,052,687)	(6,479,929)	(102,099)	(601,182)
Affiliated Investments	(28,657,704)	(234,345)	–	–
Foreign Currency Transactions	(8,258)	4,649	77	1,018
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(117,718,649)	(6,709,625)	(102,022)	(600,164)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	52,266,195	4,832,309	(3,833,115)	(1,296,333)
Affiliated Investments	17,951,176	(3,037,894)	—	—
Foreign Currency Translations	(16)	3,843	950	38
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	70,217,355	1,798,258	(3,832,165)	(1,296,295)
Net Realized and Unrealized Loss on Investments, Affiliated Investments and Foreign Currency Transactions and Translations	(47,501,294)	(4,911,367)	(3,934,187)	(1,896,459)
Net Decrease in Net Assets Resulting from Operations	$(46,822,111)	$(4,792,148)	$(3,449,096)	$(1,873,599)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

36

Statements of Changes in Net Assets

	Global X Silver Miners ETF				Global X Gold Explorers ETF
	Year Ended October 31, 2013		Year Ended October 31, 2012		Year Ended October 31, 2013		Year Ended October 31, 2012
Operations:
Net Investment Income (Loss)	$1,799,528		$2,004,573		$(219,006)		$(192,120)
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(52,723,423	)(1)	(9,604,385	)(1)	(14,771,461	)(1)	(8,399,444)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	(137,292,070)		24,956,898		(16,783,162)		(2,231,114)
Net Increase (Decrease) in Net Assets Resulting from Operations	(188,215,965)		17,357,086		(31,773,629)		(10,822,678)
Dividends and Distributions from:
Net Investment Income	(3,117,053)		(528,916)		(1,890,494)		(545,816)
Total Dividends and Distributions	(3,117,053)		(528,916)		(1,890,494)		(545,816)
Capital Share Transactions:
Issued	62,405,000		80,704,000		25,777,500		25,228,000
Redeemed	(38,799,000)		(74,671,000)		(1,345,123)		—
Increase in Net Assets from Capital Share Transactions	23,606,000		6,033,000		24,432,377		25,228,000
Total Increase (Decrease) in Net Assets	(167,727,018)		22,861,170		(9,231,746)		13,859,506
Net Assets:
Beginning of Year	385,966,774		363,105,604		41,251,366		27,391,860
End of Year	$218,239,756		$385,966,774		$32,019,620		$41,251,366
Undistributed (Distributions in Excess of) Net Investment Income	$342,851		$1,403,715		$(1,387,052)		$(604,602)
Share Transactions:
Issued	3,450,000		3,550,000		1,287,500	(2)	675,000 (2)
Redeemed	(1,950,000)		(3,450,000)		(100,242	)(2)	—
Net Increase in Shares Outstanding from Share Transactions	1,500,000		100,000		1,187,258		675,000

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 4 reverse share split on May 16, 2013. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

37

Statements of Changes in Net Assets

	Global X Pure Gold Miners ETF			Global X Copper Miners ETF
	Year Ended October 31, 2013		Year Ended October 31, 2012	Year Ended October 31, 2013		Year Ended October 31, 2012
Operations:
Net Investment Income	$30,834		$15,131	$503,553		$624,672
Net Realized Loss on Investments and Foreign Currency Transactions	(829,765)		(212,334)	(4,403,652	)(1)	(3,016,842	)(1)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(1,351,098)		(836,592)	(2,860,215)		(257,877)
Net Decrease in Net Assets Resulting from Operations	(2,150,029)		(1,033,795)	(6,760,314)		(2,650,047)
Dividends and Distributions from:
Net Investment Income	(5,222)		(86,778)	(1,026,703)		(1,669,576)
Net Realized Gains	—		—	—		(1,004,380)
Total Dividends and Distributions	(5,222)		(86,778)	(1,026,703)		(2,673,956)
Capital Share Transactions:
Issued	1,128,500		636,000	13,827,500		2,635,500
Redeemed	(517)		—	(4,253,000)		(11,788,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,127,983		636,000	9,574,500		(9,152,500)
Total Increase (Decrease) in Net Assets	(1,027,268)		(484,573)	1,787,483		(14,476,503)
Net Assets:
Beginning of Year	4,649,413		5,133,986	31,040,710		45,517,213
End of Year	$3,622,145		$4,649,413	$32,828,193		$31,040,710
Undistributed (Distributions in Excess of) Net Investment Income	$(35,465)		$(68,820)	$(43,214)		$365,329
Share Transactions:
Issued	100,000	(2)	25,000 (2)	1,350,000		200,000
Redeemed	(40	)(2)	—	(400,000)		(850,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	99,960		25,000	950,000		(650,000)

(1)	Includes realized gain (loss) as a result of in- kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 2 reverse share split on May 16, 2013. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

38

Statements of Changes in Net Assets

	Global X Uranium ETF				Global X Lithium ETF
	Year Ended October 31, 2013		Year Ended October 31, 2012		Year Ended October 31, 2013	Year Ended October 31, 2012
Operations:
Net Investment Income	$679,183		$494,660		$119,219	$1,208,946
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions(1)	(117,718,649)		(56,656,512)		(6,709,625)	(29,748,967)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	70,217,355		(3,760,381)		1,798,258	19,806,215
Net Decrease in Net Assets Resulting from Operations	(46,822,111)		(59,922,233)		(4,792,148)	(8,733,806)
Dividends and Distributions from:
Net Investment Income	(2,536,311)		—		(1,597,778)	(114,415)
Total Dividends and Distributions	(2,536,311)		—		(1,597,778)	(114,415)
Capital Share Transactions:
Issued	33,324,000		14,424,500		—	11,966,000
Redeemed	(762,848)		(18,183,000)		(12,375,500)	(40,547,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	32,561,152		(3,758,500)		(12,375,500)	(28,581,500)
Total Decrease in Net Assets	(16,797,270)		(63,680,733)		(18,765,426)	(37,429,721)
Net Assets:
Beginning of Year	135,668,263		199,348,996		69,870,903	107,300,624
End of Year	$118,870,993		$135,668,263		$51,105,477	$69,870,903
Undistributed (Distributions in Excess of) Net Investment Income	$15,720		$1,881,106		$(95,185)	$1,175,127
Share Transactions:
Issued	1,816,667	(2)	516,667	(2)	—	750,000
Redeemed	(51,596	)(2)	(650,000	)(2)	(900,000)	(2,650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,765,071		(133,333)		(900,000)	(1,900,000)

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 3 reverse share split on May 16, 2013. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

39

Statements of Changes in Net Assets

	Global X Fertilizers/Potash ETF		Global X Junior Miners ETF
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013		Year Ended October 31, 2012
Operations:
Net Investment Income (Loss)	$485,091	$394,044	$22,860		$(13,782)
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(102,022)	(2,916,229)	(600,164)		(1,127,606)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(3,832,165)	1,379,636	(1,296,295)		942,998
Net Decrease in Net Assets Resulting from Operations	(3,449,096)	(1,142,549)	(1,873,599)		(198,390)
Dividends and Distributions from:
Net Investment Income	(330,509)	(185,936)	(337,710)		(71,812)
Net Realized Gains	—	(32,332)	—		—
Total Dividends and Distributions	(330,509)	(218,268)	(337,710)		(71,812)
Capital Share Transactions:
Issued	4,105,000	6,730,500	5,786,500		568,000
Redeemed	(5,845,000)	(12,146,000)	(748,458)		(469,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,740,000)	(5,415,500)	5,038,042		98,500
Total Increase (Decrease) in Net Assets	(5,519,605)	(6,776,317)	2,826,733		(171,702)
Net Assets:
Beginning of Year	28,383,494	35,159,811	2,710,029		2,881,731
End of Year	$22,863,889	$28,383,494	$5,536,762		$2,710,029
Undistributed (Distributions in Excess of) Net Investment Income	$302,042	$191,947	$(32,081)		$272,164
Share Transactions:
Issued	350,000	500,000	300,000	(2)	16,667	(2)
Redeemed	(450,000)	(950,000)	(50,132	)(2)	(16,667	)(2)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	(450,000)	249,868		—

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 3 reverse share split on May 16, 2013. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

40

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Net Realized Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X Silver Miners ETF
2013	24.98	0.11	(12.01)	(11.90)	(0.20)	—	(0.20)	12.88	(47.97)	218,240	0.65		0.67		23 79
2012	23.66	0.13	1.23	1.36	(0.04)	—	(0.04)	24.98	5.76	385,967	0.65		0.62		18.13
2011	20.20	0.04	3.66	3.70	(0.24)	—	(0.24)	23.66	18.20	363,106	0.65		0.16		26.50
2010(1)	14.50	0.05	5.65	5.70	—	—	—	20.20	39.31	171,672	0.65	†	0.61	†	0.35	††
Global X Gold Explorers ETF
2013(2)	34.72	(0.12)	(19.68)	(19.80)	(1.44)	—	(1.44)	13.48	(59.16)	32,020	0.65		(0.65)		31.73
2012(2)	53.44	(0.24)	(17.46)	(17.70)	(1.02)	—	(1.02)	34.72	(33.42)	41,251	0.65		(0.65)		43.12
2011(2)(3)	61.96	(0.42)	(8.10)	(8.52)	—	—	—	53.44	(13.75)	27,392	0.65	†	(0.65	)†	29.96	††
Global X Pure Gold Miners ETF
2013(4)	23.24	0.13	(11.26)	(11.13)	(0.03)	—	(0.03)	12.08	(47.95)	3,622	0.59		0.86		35.86
2012(4)	29.34	0.08	(5.68)	(5.60)	(0.50)	—	(0.50)	23.24	(19.13)	4,649	0.59		0.32		19.23
2011(4)(5)	30.30	0.02	(0.98)	(0.96)	—	—	—	29.34	(3.17)	5,134	0.59	†	0.10	†	7.61	††
Global X Copper Miners ETF
2013	12.93	0.17	(2.87)	(2.70)	(0.43)	—	(0.43)	9.80	(21.69)	32,828	0.65		1.63		37.06
2012	14.92	0.24	(1.32)	(1.08)	(0.57)	(0.34)	(0.91)	12.93	(7.08)	31,041	0.65		1.84		28.90
2011	16.63	0.35	(1.97)	(1.62)	(0.09)	—	(0.09)	14.92	(9.85)	45,517	0.65		1.91		15.78
2010(1)	14.40	—	2.23	2.23	—	—	—	16.63	15.49	29,929	0.65	†	0.06	†	1.36	††

(1)	The Fund commenced operations on April 19, 2010.
(2)	Per share amounts have been adjusted for a 1 for 4 reverse share split on May 16, 2013. For more information see Note 10 in the Notes to Financial Statements
(3)	The Fund commenced operations on November 3, 2010.
(4)	Per share amounts have been adjusted for a 1 for 2 reverse share split on May 16, 2013. For more information see Note 10 in the Notes to Financial Statements
(5)	The Fund commenced operations on March 14, 2011.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

41

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Net Realized Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X Uranium ETF
2013(1)	21.03	0.09	(6.28)	(6.19)	(0.37)	—	(0.37)	14.47	(29.88)	118,871	0.69		0.51		73.16
2012(1)	30.27	0.08	(9.32)	(9.24)	—	—	—	21.03	(30.53)	135,668	0.69		0.30		55.90
2011(1)(2)	50.34	0.44	(19.34)	(18.90)	(1.17)	—	(1.17)	30.27	(38.70)	199,349	0.69	†	1.10	†	24.17	††
Global X Lithium ETF
2013	14.41	0.03	(1.15)	(1.12)	(0.35)	—	(0.35)	12.94	(8.00)	51,105	0.75		0.21		38.46
2012	15.90	0.21	(1.68)	(1.47)	(0.02)	—	(0.02)	14.41	(9.25)	69,871	0.75		1.40		28.78
2011	19.83	(0.04)	(3.62)	(3.66)	(0.25)	(0.02)	(0.27)	15.90	(18.86)	107,301	0.75		(0.22)		24.87
2010(3)	15.51	(0.03)	4.35	4.32	—	—	—	19.83	27.85	78,317	0.75	†	(0.62	)†	5.55	††
Global X Fertilizers/Potash ETF
2013	13.85	0.25	(2.21)	(1.96)	(0.16)	—	(0.16)	11.73	(14.33)	22,864	0.69		1.93		14.12
2012	14.06	0.19	(0.29)	(0.10)	(0.09)	(0.02)	(0.11)	13.85	(0.61)	28,383	0.69		1.42		24.05
2011(4)	15.05	0.06	(1.05)	(0.99)	—	—	—	14.06	(6.58)	35,160	0.69	†	0.90	†	7.55	††
Global X Junior Miners ETF
2013(1)	32.52	0.12	(12.64)	(12.52)	(3.38)	—	(3.38)	16.62	(42.49)	5,537	0.69		0.60		37.23
2012(1)	34.59	(0.18)	(1.03)	(1.21)	(0.86)	—	(0.86)	32.52	(3.16)	2,710	0.75		(0.57)		167.10
2011(1)(5)	45.12	(0.20)	(10.33)	(10.53)	—	—	—	34.59	(23.34)	2,882	0.75	†	(0.77	)†	28.23	††

(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on May 16, 2013. For more information see Note 10 in the Notes to Financial Statements.
(2)	The Fund commenced operations on November 4, 2010.
(3)	The Fund commenced operations on July 22, 2010.
(4)	The Fund commenced operations on May 25, 2011.
(5)	The Fund commenced operations on March 16, 2011.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

42

Notes to Financial Statements
October 31, 2013

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2013, the Trust had seventy-nine portfolios, thirty-six of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Pure Gold Miners ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF, Global X Fertilizers/Potash ETF and Global X Junior Miners ETF (the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Directors (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been

43

Notes to Financial Statements (continued)
October 31, 2013

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (“Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2013, there were $144,064 and $52,625 of fair valued securities in the Global X Pure Gold Miners ETF and the Global X Junior Miners ETF, respectively. There were no other securities priced using the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

44

Notes to Financial Statements (continued)
October 31, 2013

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

For the period ended October 31, 2013 there have been no significant changes to the Funds’ fair valuation methodologies.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2013. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank N.A. and Bank of New York Mellon and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period.

However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

45

Notes to Financial Statements (continued)
October 31, 2013

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants“) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit			Redemption
Fund	Shares	Creation Fee	Value	Fee
Global X Silver Miners ETF	50,000	$1,000	$644,000	$1,000
Global X Gold Explorers ETF	50,000	1,000	674,000	1,000
Global X Pure Gold Miners ETF	50,000	1,000	604,000	1,000
Global X Copper Miners ETF	50,000	1,000	490,000	1,000
Global X Uranium ETF	50,000	1,000	723,500	1,000
Global X Lithium ETF	50,000	1,000	647,000	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	586,500	1,000
Global X Junior Miners ETF	50,000	1,000	831,000	1,000

46

Notes to Financial Statements (continued)
October 31, 2013

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Pure Gold Miners ETF	0.59%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%
Global X Junior Miners ETF	0.69%

The Adviser and MCCA Lithium ETF, LLC (“MCCA”), a single purpose limited liability firm, have an agreement, pursuant to which MCCA has agreed to assist the Adviser, in its capacity as sponsor of the Global X Lithium ETF, by providing initial capital and additional financial resources to the Adviser in connection with the listing, launch and the continuing operation of the Global X Lithium Fund. In return, the Adviser has agreed to compensate MCCA for its financial assistance to the Adviser with respect to the Global X Lithium ETF by sharing with MCCA fifty percent (50%) of the Adviser’s Net Profits with respect to the Global X Lithium ETF. For this purpose, the term Net Profits means, for any calendar quarter, the total management fees received by the Adviser with respect to the Global X Lithium ETF less direct expenses, marketing expenses and overhead expenses for the Global X Lithium ETF during such quarter. In the event that there are no Net Profits with respect to the Global X Lithium ETF in any calendar quarter, MCCA shall pay fifty percent of the negative shortfall in Net Profits to the Adviser. The agreement between the parties does not contemplate that MCCA or any of its affiliates will be involved directly or indirectly in the distribution of shares of the Global X Lithium ETF.

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV;

47

Notes to Financial Statements (continued)
October 31, 2013

3. RELATED PARTY TRANSACTIONS (continued)

and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

At October 31, 2013, Global X Gold Explorers ETF, Global X Uranium ETF, and Global X Lithium ETF own greater than 5% of the outstanding shares of the following common stocks. These investments are noted as “Affiliated Investment” in the Schedules of Investments.

The following is a summary of the transactions with affiliates for the period ended October 31, 2013:

			Changes in
			Unrealized
Value At	Purchases at	Proceeds from	Appreciation		Value at	Dividend
10/31/2012	Cost	Sales	(Depreciation)	Realized Loss	10/31/2013	Income
Global X Gold Explorers ETF
Volta Resources
$1,813,740	$3,240,075	$(241,714)	$409,191	$(370,858)	$4,850,434	$—
Global X Uranium ETF
Bannerman Resources
$1,108,882	$490,749	$(60,918)	$(24,254)	$(645,650)	$868,809	$—
UEX
$5,210,426	$5,877,467	$(4,571,965)	$2,865,892	$(5,412,459)	$3,969,361	$—
USEC
$4,950,337	$17,717,811	$(13,052,322)	$15,109,538	$(22,599,595)	$2,125,769	$—
Totals:
$11,269,645	$24,086,027	$(17,685,205)	$17,951,176	$(28,657,704)	$6,963,939	$—
Global X Lithium ETF
Reed Resources
$2,647,698	$1,765,021	$(552,448)	$(3,037,894)	$(234,345)	$588,032	$—

48

Notes to Financial Statements (continued)
October 31, 2013

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2013, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X Silver Miners ETF	$64,626,723	$64,482,545
Global X Gold Explorers ETF	10,854,373	12,874,688
Global X Pure Gold Miners ETF	1,365,560	1,308,783
Global X Copper Miners ETF	11,418,059	12,665,761
Global X Uranium ETF	97,049,033	98,256,678
Global X Lithium ETF	21,892,162	24,639,413
Global X Fertilizers/Potash ETF	3,533,084	3,521,861
Global X Junior Miners ETF	1,428,180	1,731,405

For the years ended October 31, 2012 and October 31, 2013, respectively, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X Silver Miners ETF	$80,721,501	$82,625,848	$5,762,523
Global X Gold Explorers ETF	25,250,157	-	-
Global X Pure Gold Miners ETF	628,887	-	-
Global X Copper Miners ETF	2,635,573	11,780,495	(1,997,983)
Global X Uranium ETF	14,456,617	18,183,895	1,104,450
Global X Lithium ETF	-	39,923,151	(5,229,061)
Global X Fertilizers/Potash ETF	6,305,309	11,054,840	(1,634,109)
Global X Junior Miners ETF	563,708	470,367	(41,821)

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X Silver Miners ETF	$62,443,359	$38,771,921	$1,251,715
Global X Gold Explorers ETF	25,834,037	1,349,849	155,061
Global X Pure Gold Miners ETF	1,123,530	-	-
Global X Copper Miners ETF	13,814,170	4,245,214	436,241
Global X Uranium ETF	32,740,034	732,362	81,522
Global X Lithium ETF	-	11,644,475	1,923,524
Global X Fertilizers/Potash ETF	3,815,379	5,411,456	251,851
Global X Junior Miners ETF	5,760,364	742,029	(19,792)

During the year ended October 31, 2013, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

49

Notes to Financial Statements (continued)
October 31, 2013

5. TAX INFORMATION (continued)

The following differences, primarily attributable to distribution reclassifications, investment in master limited partnership, return of capital, foreign currency, redemptions in-kind and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2013.

Global X Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized (Gain) Loss
Global X Silver Miners ETF	$309,391	$256,661	$(566,052)
Global X Gold Explorers ETF	(1,054,364)	1,327,050	(272,686)
Global X Pure Gold Miners ETF	–	7,743	(7,743)
Global X Copper Miners ETF	339,610	114,607	(454,217)
Global X Uranium ETF	81,522	(8,258)	(73,264)
Global X Lithium ETF	1,693,100	208,247	(1,901,347)
Global X Fertilizers/Potash ETF	220,662	(44,487)	(176,175)
Global X Junior Miners ETF	(24,233)	10,605	13,628

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended October 31, 2013 and 2012 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals

Global X Silver Miners ETF
2013	$3,117,053	$–	$3,117,053
2012	528,916	–	528,916
Global X Gold Explorers ETF
2013	$1,890,494	$–	$1,890,494
2012	545,816	–	545,816
Global X Pure Gold Miners ETF
2013	$5,222	$–	$5,222
2012	86,778	–	86,778
Global X Copper Miners ETF
2013	$1,026,703	$–	$1,026,703
2012	2,658,157	15,799	2,673,956
Global X Uranium ETF
2013	$2,536,311	$–	$2,536,311
2012	–	–	–
Global X Lithium ETF
2013	$1,597,778	$–	$1,597,778
2012	114,415	–	114,415
Global X Fertilizers/Potash ETF
2013	$330,509	$–	$330,509
2012	218,268	–	218,268
Global X Junior Miners ETF
2013	$337,710	$–	$337,710
2012	71,812	–	71,812

50

Notes to Financial Statements (continued)
October 31, 2013

5. TAX INFORMATION (continued)

As of October 31, 2013, the components of tax basis accumulated losses were as follows:

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Pure Gold Miners ETF
Undistributed Ordinary Income	$742,690	$–	$34,586
Capital Loss Carryforwards	(63,730,060)	(12,854,466)	(1,051,271)
Unrealized Depreciation on Investments and Foreign Currency	(149,137,664)	(37,783,462)	(2,377,842)
Late Year Loss Deferral	–	(175,569)	–
Other Temporary Differences	1	(1)	–
Total Accumulated Losses	$(212,125,033)	$(50,813,498)	$(3,394,527)

	Global X Copper Miners ETF	Global X Uranium ETF	Global X Lithium ETF
Undistributed Ordinary Income	$204,347	$677,437	$–
Capital Loss Carryforwards	(5,139,722)	(166,764,902)	(40,546,818)
Unrealized Depreciation on Investments and Foreign Currency	(11,181,938)	(88,310,682)	(5,604,393)
Late Year Loss Deferral	–	–	(28,248)
Other Temporary Differences	(8)	(5)	(4)
Total Accumulated Losses	$(16,117,321)	$(254,398,152)	$(46,179,463)

	Global X Fertilizers/Potash ETF	Global X Junior Miners ETF
Undistributed Ordinary Income	$302,042	$–
Capital Loss Carryforwards	(1,295,027)	(2,507,709)
Unrealized Depreciation on Investments and Foreign Currency	(5,481,702)	(1,130,380)
Other Temporary Differences	(2)	1
Total Accumulated Losses	$(6,474,689)	$(3,638,088)

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2013 through October 31, 2013.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2013, the Funds that had capital loss carryforwards are listed below:

	Global X Silver	Global X Gold	Global X Uranium	Global X	Global X Junior
Expiration Date	Miners ETF	Explorers ETF	ETF	Lithium ETF	Miners ETF
Oct. 2019	$8,433,465	$130,976	$12,705,798	$7,329,308	$506,011

During the fiscal year ended October 31, 2013, no Funds utilized capital loss carryforwards to offset capital gains.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

51

Notes to Financial Statements (continued)
October 31, 2013

5. TAX INFORMATION (continued)

Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$14,673,133	$40,623,462	$55,296,595
Global X Gold Explorers ETF	5,368,890	7,354,600	12,723,490
Global X Pure Gold Miners ETF	307,847	743,424	1,051,271
Global X Copper Miners ETF	1,488,456	3,651,266	5,139,722
Global X Uranium ETF	37,696,172	116,362,932	154,059,104
Global X Lithium ETF	8,782,727	24,434,783	33,217,510
Global X Fertilizers/Potash ETF	893,126	401,901	1,295,027
Global X Junior Miners ETF	1,496,460	505,238	2,001,698

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2013 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X Silver Miners ETF	$384,726,344	$208,090	$(149,335,484)	$(149,127,394)
Global X Gold Explorers ETF	71,780,105	–	(37,783,488)	(37,783,488)
Global X Pure Gold Miners ETF	6,007,483	134,028	(2,511,870)	(2,377,842)
Global X Copper Miners ETF	48,197,251	669,007	(11,846,161)	(11,177,154)
Global X Uranium ETF	226,928,080	896,930	(89,207,606)	(88,310,676)
Global X Lithium ETF	61,182,629	10,491,891	(16,098,768)	(5,606,877)
Global X Fertilizers/Potash ETF	28,314,955	1,140,702	(6,623,062)	(5,482,360)
Global X Junior Miners ETF	6,799,752	192,119	(1,322,541)	(1,130,422)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

52

Notes to Financial Statements (continued)
October 31, 2013

6. CONCENTRATION OF RISKS (continued)

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to their Underlying Indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes). Commodity related securities, are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds.

7. AUTHORIZED PARTICIPANTS

At October 31, 2013, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

		Percentage of
	Authorized	Shares
	Participants	Outstanding
Global X Silver Miners ETF	5	100%
Global X Gold Explorers ETF	5	100%
Global X Pure Gold Miners ETF	3	100%
Global X Copper Miners ETF	5	100%
Global X Uranium ETF	7	100%
Global X Lithium ETF	4	100%
Global X Fertilizers/Potash ETF	5	100%
Global X Junior Miners ETF	4	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

8. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the schedule of investments and statement of asset and liabilities. The obligation to return securities lending collateral is also recognized as a liability in the statement of assets and liabilities.

53

Notes to Financial Statements (concluded)
October 31, 2013

8. LOANS OF PORTFOLIO SECURITIES (continued)

It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2013, the value of securities on loan was $13,553,602, $4,058,611, $17,583,325 and $1,946,033 for the Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively and the value of securities purchased with the cash collateral held from securities on loan was $16,525,055, $4,300,159, $19,691,183, and $2,810,986 for the Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively.

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X Gold Explorers ETF, Global X Pure Gold Miners ETF, Global X Uranium ETF and the Global X Junior Miners ETF executed a reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Fund by the ratio below, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse split are as follows:

Fund Name	Ratio
Global X Gold Explorers ETF	1:4
Global X Pure Gold Miners ETF	1:2
Global X Uranium ETF	1:3
Global X Junior Miners ETF	1:3

11. RECENT ACCOUNTING PRONOUCEMENT

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to

54

Notes to Financial Statements (concluded)
October 31, 2013

11. RECENT ACCOUNTING PRONOUCEMENT (continued)

derivative instruments, repurchase and reverse-repurchase agreements, and securities lending and borrowing transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

12. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows.

Subsequent to the October 31, 2013 fiscal year end, the following portfolios were added to the Trust.

Fund Name

Global X Guru Small Cap Index ETF

Global X Guru International Index ETF

Subsequent to the October 31, 2013 fiscal year end, the following portfolios of the Trust commenced operations.

Fund Name	Commenced Operations

Global X Next Emerging & Frontier ETF	November 6, 2013
Global X FTSE Portugal 20 ETF	November 12, 2013

55

Report of Independent Registered Public Accounting Firm
October 31, 2013

To the Shareholders and Board of Trustees of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Pure Gold Miners ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF, Global X Fertilizers/Potash ETF, and Global X Junior Miners ETF (eight of the series constituting Global X Funds) (the “Funds”) as of October 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the three years or periods then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Global X Silver Miners ETF, Global X Copper Miners ETF and Global X Lithium ETF for each of the periods presented through October 31, 2010 were audited by other auditors whose report dated December 23, 2010, expressed an unqualified opinion on those financial statements and financial highlights

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at October 31, 2013, and the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for each of the three years or periods then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 27, 2013

56

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

57

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$862.20	0.65%	$3.05
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$815.97	0.65%	$2.98
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X Pure Gold Miners ETF
Actual Fund Return	$1,000.00	$883.00	0.59%	$2.80
Hypothetical 5% Return	1,000.00	1,022.23	0.59	3.01
Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$926.30	0.65%	$3.16
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X Uranium ETF
Actual Fund Return	$1,000.00	$855.10	0.69%	$3.23
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X Lithium ETF
Actual Fund Return	$1,000.00	$1,008.60	0.75%	$3.80
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82
Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	$880.60	0.69%	$3.27
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X Junior Miners ETF
Actual Fund Return	$1,000.00	$868.60	0.69%	$3.25
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period.)

58

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

59

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 623 Fifth Ave, 15th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	36[3]	None.
Scott R. Chichester[1] 623 Fifth Ave, 15th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, Sterling Seal & Supply Inc. (since 2011), Director, President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	36[3]	Director of Bayview Acquisition Corp. (since 2010).
Kartik Kiran Shah 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Trustee (since 2008)	Vice President, Business Development, Cynvenio Biosystems (2012-present); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	36[3]	None.

60

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2013.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Head of Global Structured Products Operations at Radian Asset Assurance (2004-2008) (financial services firm).	36[3]	None.
Jose C. Gonzalez 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Chief Operating Officer, Chief Compliance Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 2008)	Chief Operating Officer, Global X Management Company LLC (since 2008); Founder and President of GWM Group, Inc. (since 2006) (broker-dealer firm).	N/A	N/A
Daphne Tippens Chisolm 11524-C Providence Road, Suite 236 Charlotte, NC 28277 (1969)	Secretary (since 2012)	General Counsel, Global X Management Company LLC (since 2011); Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm); Counsel, Dechert (2007-2009) (law firm)	N/A	N/A
Dianne M. Descoteaux[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

61

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director, SEI Investments Global Funds Services (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director, SEI Global Wealth Services (2006-2009).	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2013, the Trust had seventy-nine investment portfolios, thirty-six of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

62

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2013, the Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends
Global X Silver Miners ETF	0.00%	100.00%	100.00%	27.28%	100.00%	0.00%	0.00%	0.00%
Global X Gold Explorers ETF	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Pure Gold Miners ETF	0.00%	100.00%	100.00%	43.70%	100.00%	0.00%	0.02%	0.00%
Global X Copper Miners ETF	0.00%	100.00%	100.00%	22.77%	89.29%	0.00%	0.00%	0.00%
Global X Uranium ETF	0.00%	100.00%	100.00%	0.00%	28.79%	0.00%	0.06%	0.00%
Global X Lithium ETF	0.00%	100.00%	100.00%	10.52%	61.47%	0.00%	0.00%	0.00%
Global X Fertilizers/Potash ETF	0.00%	100.00%	100.00%	26.85%	100.00%	0.00%	0.00%	0.00%
Global X Junior Miners ETF	0.00%	100.00%	100.00%	0.00%	1.12%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year.  Generally, interest from direct U.S. Government obligations is exempt from state income tax.  However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2013, the total amount of foreign source income and foreign tax credit are as follows:

		Foreign Tax Credit Pass
Fund Name	Foreign Source Income	Through
Global X Silver Miners ETF	$3,521,040	$189,564
Global X Gold Explorers ETF	-	-
Global X Pure Gold Miners ETF	59,923	7,180
Global X Copper Miners ETF	514,283	36,419
Global X Uranium ETF	514,883	58,741
Global X Lithium ETF	-	-
Global X Fertizers/Potash ETF	524,108	73,839
Global X Junior Miners ETF	-	-

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2013. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV.

63

Notes

64

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1900 K Street N.W.

Washington, DC 20006

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-001-0500

Global X China Consumer ETF (ticker: CHIQ)
Global X China Energy ETF (ticker: CHIE)
Global X China Financials ETF (ticker: CHIX)
Global X China Industrials ETF (ticker: CHII)
Global X China Materials ETF (ticker: CHIM)
Global X NASDAQ China Technology ETF (ticker: QQQC)
Global X FTSE ASEAN 40 ETF (ticker: ASEA)
Global X FTSE Andean 40 ETF (ticker: AND)
Global X FTSE Colombia 20 ETF (ticker: GXG)
Global X Brazil Mid Cap ETF (ticker: BRAZ)
Global X Brazil Consumer ETF (ticker: BRAQ)
Global X Brazil Financials ETF (ticker: BRAF)
Global X FTSE Argentina 20 ETF (ticker: ARGT)
Global X FTSE Greece 20 ETF (ticker: GREK)
Global X FTSE Norway 30 ETF (ticker: NORW)
Global X FTSE Nordic Region ETF (ticker: GXF)
Global X Central Asia & Mongolia Index ETF (ticker: AZIA)
Global X Nigeria Index ETF (ticker: NGE)

Annual Report

October 31, 2013

Management Discussion of Fund Performance (unaudited)	1

Schedule of Investments

Global X China Consumer ETF	19

Global X China Energy ETF	22

Global X China Financials ETF	24

Global X China Industrials ETF	26

Global X China Materials ETF	28

Global X NASDAQ China Technology ETF	30

Global X FTSE ASEAN 40 ETF	32

Global X FTSE Andean 40 ETF	35

Global X FTSE Colombia 20 ETF	38

Global X Brazil Mid Cap ETF	41

Global X Brazil Consumer ETF	44

Global X Brazil Financials ETF	47

Global X FTSE Argentina 20 ETF	49

Global X FTSE Greece 20 ETF	51

Global X FTSE Norway 30 ETF	53

Global X FTSE Nordic Region ETF	56

Global X Central Asia & Mongolia Index ETF	59

Global X Nigeria Index ETF	61

Statements of Assets and Liabilities	64

Statements of Operations	69

Statements of Changes in Net Assets	74

Financial Highlights	83

Notes to Financial Statements	86

Report of Independent Registered Public Accounting Firm	102

Disclosure of Fund Expenses (unaudited)	103

Supplemental Information (unaudited)	106

Trustees and Officers of the Trust (unaudited)	107

Notice to Shareholders (unaudited)	110

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)

Global X China Consumer ETF

Global X China Consumer ETF

The Global X China Consumer ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Consumer Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the consumer sector in China. It is comprised of selected companies which have their main business operations in the consumer sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the first ETF globally focused exclusively on the China consumer sector.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund increased 14.66%, while the Index increased 15.27%. The Fund had a net asset value of $14.00 per share on October 31, 2012 and ended the reporting period with a net asset value of $15.87 on October 31, 2013.

During the reporting period, the highest returns came from Shenzhou International Group Holdings and ANTA Sports Products, which returned 81.43% and 78.49%, respectively. The worst performers were Parkson Retail Group and Daphne International Holdings, which returned -57.68% and -55.82%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Consumer ETF	14.66%	13.38%	-7.12%	-7.64%	1.03%	0.85%
Solactive China Consumer Index	15.27%	15.27%	-6.67%	-6.67%	1.49%	1.49%
S&P 500 Index	27.18%	27.18%	16.56%	16.56%	15.19%	15.19%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 30, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

1

Management Discussion of Fund Performance (unaudited)

Global X China Energy ETF

Global X China Energy ETF

The Global X China Energy ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Energy Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the energy sector in China. It is comprised of selected companies which have their main business operations in the energy sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation’s first ETF focused exclusively on the China energy sector.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund increased 11.72%, while the Index increased 12.72%. The Fund had a net asset value of $13.76 per share on October 31, 2012 and ended the reporting period with a net asset value of $15.11 on October 31, 2013.

During the reporting period, the highest returns came from Yingli Green Energy Holding and Trina Solar, which returned 255.03% and 253.49%, respectively. The worst performers were China Coal Energy and Tianneng Power International, which returned -43.77% and -41.21%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Energy ETF	11.72%	12.10%	0.21%	-0.16%	1.35%	1.25%
Solactive China Energy Index	12.72%	12.72%	0.96%	0.96%	2.22%	2.22%
S&P 500 Index	27.18%	27.18%	16.56%	16.56%	15.01%	15.01%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 15, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

2

Management Discussion of Fund Performance (unaudited)

Global X China Financials ETF

Global X China Financials ETF

The Global X China Financials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Financials Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the financial sector in China. It is comprised of selected companies which have their main business operations in the financial sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation’s first ETF focused exclusively on the China financial sector.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund increased 13.61%, while the Index increased 14.35%. The Fund had a net asset value of $12.03 per share on October 31, 2012 and ended the reporting period with a net asset value of $13.29 on October 31, 2013.

During the reporting period, the highest returns came from Country Garden Holdings and Greentown China Holdings, which returned 77.15% and 70.25%, respectively. The worst performers were New China Life Insurance and China Life Insurance, which returned -15.01% and -10.08%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Financials ETF	13.61%	13.86%	-1.74%	-2.14%	-1.57%	-1.72%
Solactive China Financials Index	14.35%	14.35%	-1.57%	-1.57%	-1.27%	-1.27%
S&P 500 Index	27.18%	27.18%	16.56%	16.56%	15.10%	15.10%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 10, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

3

Management Discussion of Fund Performance (unaudited)

Global X China Industrials ETF

Global X China Industrials ETF

The Global X China Industrials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Industrials Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the industrial sector in China. It is comprised of selected companies which have their main business operations in the industrial sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the first ETF globally focused exclusively on the China industrial sector.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund increased 7.89%, while the Index increased 8.47%. The Fund had a net asset value of $11.40 per share on October 31, 2012 and ended the reporting period with a net asset value of $12.14 on October 31, 2013.

During the reporting period, the highest returns came from BYD and Haitian International Holdings, which returned 150.88% and 99.09%, respectively. The worst performers were China Shanshui Cement Group. and China Rongsheng Heavy Industries Group, which returned -49.63% and -44.33%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Industrials ETF	7.89%	7.28%	-9.97%	-10.37%	-5.34%	-5.54%
Solactive China Industrials Index	8.47%	8.47%	-9.49%	-9.49%	-4.78%	-4.78%
S&P 500 Index	27.18%	27.18%	16.56%	16.56%	15.19%	15.19%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 30, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

4

Management Discussion of Fund Performance (unaudited)

Global X China Materials ETF

Global X China Materials ETF

The Global X China Materials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Materials Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the materials sector in China. It is comprised of selected companies which have their main business operations in the materials sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation’s first ETF focused exclusively on the China materials sector.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 5.63%, while the Index decreased 4.54%. The Fund had a net asset value of $16.28 per share on October 31, 2012 and ended the period with a net asset value of $15.13 on October 31, 2013.

During the reporting period, the highest returns came from China Hongqiao Group and Sinopec Yizheng Chemical Fibre, which returned 44.37% and 31.85%, respectively. The worst performers were Zhaojin Mining Industry and Zijin Mining Group, which returned -43.76% and -38.88% respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Materials ETF	-5.63%	-5.12%	-18.99%	-19.22%	-15.85%	-15.92%
Solactive China Materials Index	-4.54%	-4.54%	-18.38%	-18.38%	-15.21%	-15.21%
S&P 500 Index	27.18%	27.18%	16.56%	16.56%	14.53%	14.53%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on January 12, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

5

Management Discussion of Fund Performance (unaudited)

Global X NASDAQ China Technology ETF

Global X NASDAQ China Technology ETF

The Global X NASDAQ China Technology ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ OMX China Technology Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the technology sector in China. It is made up of securities of companies which have their main business operations in the technology sector and generally includes companies whose businesses involve: computer services; internet; software; computer hardware; electronic office equipment; semiconductors; and telecommunications equipment. Only securities which are tradable for foreign investors without restrictions are eligible.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund increased 50.68%, while the Index increased 50.17%. The Fund had a net asset value of $13.77 per share on October 31, 2012 and ended the reporting period with a net asset value of $20.63 on October 31, 2013.

During the reporting period, the highest returns came from Qihoo 360 Technology and YY, which returned 301.75% and 213.78%, respectively. The worst performers were TPV Technology and ASM Pacific Technology, which returned -32.71% and -21.08%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ China Technology ETF	50.68%	50.84%	7.27%	6.98%	9.53%	9.40%
Solactive China Technology Index	50.17%	50.17%	9.65%	9.65%	11.55%	11.55%
Hybrid NASDAQ/Solactive China Technology Index**	53.03%	53.03%	7.94%	7.94%	10.20%	10.20%
S&P 500 Index	27.18%	27.18%	16.56%	16.56%	15.37%	15.37%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 8, 2009.

** Reflects performance of Solactive China Technology Index through December 12, 2011 and NASDAQ OMX China Technology Index thereafter.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

6

Management Discussion of Fund Performance (unaudited)

Global X FTSE ASEAN 40 ETF

Global X FTSE ASEAN 40 ETF

The Global X FTSE ASEAN 40 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ASEAN 40 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of the 40 largest companies in the five ASEAN regions: Indonesia, Philippines, Singapore, Malaysia and Thailand. The index is free float adjusted and weighted by market capitalization and designed using eligible stocks within the FTSE All-World universe. The Fund is the nation’s first ETF focused exclusively on the ASEAN region.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund increased 4.50%, while the Index increased 5.17%. The Fund had a net asset value of $16.75 per share on October 31, 2012 and ended the reporting period with a net asset value of $17.12 on October 31, 2013.

During the reporting period, the highest returns came from Tenaga Nasional and Advanced Info Service Public, which returned 35.47% and 32.88%, respectively. The worst performers were Gudang Garam and Astra International, which returned -34.92% and -27.47%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE ASEAN 40 ETF	4.50%	4.02%	6.67%	6.52%
FTSE/ASEAN 40 Index	5.17%	5.17%	7.28%	7.28%
S&P 500 Index	27.18%	27.18%	13.04%	13.04%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on February 16, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

7

Management Discussion of Fund Performance (unaudited)

Global X FTSE Andean 40 ETF

Global X FTSE Andean 40 ETF

The Global X FTSE Andean 40 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Andean 40 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to represent the performance of the 40 largest and most liquid companies listed on the Chile, Colombia, and Peru stock exchanges. The Index is designed to provide investors with a comprehensive and transparent way to measure the performance of the constituent companies. The Fund is the nation’s first ETF focused exclusively on the Andean region.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 13.52%, while the Index decreased 12.74%. The Fund had a net asset value of $14.37 per share on October 31, 2012 and ended the reporting period with a net asset value of $12.21 on October 31, 2013.

During the reporting period, the highest returns came from Peruvian New Sol and Grupo Nutresa, which returned 34.64% and 12.82%, respectively. The worst performers were Cia de Minas Buenaventura and Sociedad Quimica Y Minera de Chile, which returned -58.73% and -51.38%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Andean 40 ETF	-13.52%	-13.12%	-5.70%	-5.61%
FTSE Andean 40 Index	-12.74%	-12.74%	-4.81%	-4.81%
S&P 500 Index	27.18%	27.18%	13.91%	13.91%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on February 2, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

8

Management Discussion of Fund Performance (unaudited)

Global X FTSE Colombia 20 ETF

Global X FTSE Colombia 20 ETF

The Global X FTSE Colombia 20 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Colombia 20 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is a market capitalization-weighted index of the 20 most liquid stocks in the Colombian market. The Index is designed to measure broad based equity market performance in Colombia. The Fund is the first ETF globally focused exclusively on Colombia.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 4.21%, while the Index decreased 3.91%. The Fund had a net asset value of $21.89 per share on October 31, 2012 and ended the reporting period with a net asset value of $20.55 on October 31, 2013.

During the reporting period, the highest returns came from Canacol Energy and Empresa de Energia de Bogota, which returned 65.37% and 20.31%, respectively. The worst performers were Textiles Fabricato Tejicondor and Tablemac, which returned -84.56% and -30.33%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Colombia 20 ETF	-4.21%	-5.12%	-2.32%	-2.39%	25.78%	25.78%
FTSE Colombia 20 Index	-3.91%	-3.91%	-1.68%	-1.68%	26.95%	26.95%
S&P 500 Index	27.18%	27.18%	16.56%	16.56%	19.23%	19.23%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on February 5, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

9

Management Discussion of Fund Performance (unaudited)

Global X Brazil Mid Cap ETF

Global X Brazil Mid Cap ETF

The Global X Brazil Mid Cap ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Mid Cap Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of Brazilian mid cap companies. It is comprised of mid-market capitalization securities of companies that are domiciled or have their main business operations in Brazil. The Fund is the first ETF globally focused exclusively on Brazil mid cap companies.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 3.52%, while the Index decreased 2.85%. The Fund had a net asset value of $15.55 per share on October 31, 2012 and ended the reporting period with a net asset value of $14.58 on October 31, 2013.

During the reporting period, the highest returns came from TIM Participacoes and Fibria Celulose, which returned 51.09% and 48.13%, respectively. The worst performers were OGX Petroleo e Gas Participacoes and OI, which returned -97.16% and -49.56%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Mid Cap ETF	-3.52%	-3.52%	-5.18%	-5.71%	0.83%	0.74%
Solactive Brazil Mid Cap Index	-2.85%	-2.85%	-4.28%	-4.28%	1.69%	1.69%
S&P 500 Index	27.18%	27.18%	16.56%	16.56%	16.98%	16.98%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on June 21, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

10

Management Discussion of Fund Performance (unaudited)

Global X Brazil Consumer ETF

Global X Brazil Consumer ETF

The Global X Brazil Consumer ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Consumer Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the consumer sector in Brazil. It is comprised of selected companies which have their main business operations in the consumer sector and are domiciled or have their main business operations in Brazil. The Fund is the nation’s first ETF focused exclusively on the Brazil consumer sector.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 6.80%, while the Index decreased 6.00%. The Fund had a net asset value of $19.43 per share on October 31, 2012 and ended the reporting period with a net asset value of $17.89 on October 31, 2013.

During the reporting period, the highest returns came from B2W - Cia Digital and M. Dias Branco, which returned 54.80% and 42.53%, respectively. The worst performers were Marfrig Alimentos and Multiplus, which returned -60.43% and -43.23%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Consumer ETF	-6.80%	-6.58%	-2.65%	-3.26%	5.36%	5.29%
Solactive Brazil Consumer Index	-6.00%	-6.00%	-1.66%	-1.66%	6.43%	6.43%
S&P 500 Index	27.18%	27.18%	16.56%	16.56%	18.91%	18.91%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on July 7, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

11

Management Discussion of Fund Performance (unaudited)

Global X Brazil Financials ETF

Global X Brazil Financials ETF

The Global X Brazil Financials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Financials Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the financial sector in Brazil. It is comprised of selected companies which have their main business operations in the financial sector and are domiciled or have their main business operations in Brazil. The Fund is the first ETF globally focused exclusively on the Brazil financial sector.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 1.87%, while the Index decreased 1.25%. The Fund had a net asset value of $12.82 per share on October 31, 2012 and ended the reporting period with a net asset value of $12.12 on October 31, 2013.

During the reporting period, the highest returns came from Cielo and Banco do Brasil, which returned 54.40% and 38.78%, respectively. The worst performers were Brookfield Incorporacoes and PDG Realty SA Empreendimentos e Participacoes, which returned -63.73% and -45.80%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Financials ETF	-1.87%	-1.65%	-8.62%	-9.17%	-3.83%	-3.86%
Solactive Brazil Financials Index	-1.25%	-1.25%	-8.03%	-8.03%	-3.21%	-3.21%
S&P 500 Index	27.18%	27.18%	16.56%	16.56%	17.72%	17.72%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on July 28, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

12

Management Discussion of Fund Performance (unaudited)

Global X FTSE Argentina 20 ETF

Global X FTSE Argentina 20 ETF

The Global X FTSE Argentina 20 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Argentina 20 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index represents the performance of the 20 largest and most liquid companies that directly participate in the Argentine economy, but are not listed in Argentina. The index is designed to provide investors with a comprehensive and transparent way to measure the performance of these companies. The Fund is the nation’s first ETF focused exclusively on Argentina.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund increased 21.73%, while the Index increased 23.19%. The Fund had a net asset value of $16.84 per share on October 31, 2012 and ended the reporting period with a net asset value of $20.29 on October 31, 2013.

During the reporting period, the highest returns came from Telecom Argentina and BBVA Banco Frances, which returned 98.88% and 98.63%, respectively. The worst performers were Silver Standard Resources and McEwen Mining, which returned -63.07% and -55.97%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Argentina 20 ETF	21.73%	22.74%	-12.27%	-12.15%
FTSE Argentina 20 Index	23.19%	23.19%	-11.43%	-11.43%
S&P 500 Index	27.18%	27.18%	14.10%	14.10%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on March 2, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

13

Management Discussion of Fund Performance (unaudited)

Global X FTSE Greece 20 ETF

Global X FTSE Greece 20 ETF

The Global X FTSE Greece 20 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ATHEX Custom Capped Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect broad based equity market performance in Greece. The Fund is the nation’s first ETF focused exclusively on Greece.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund increased 40.14%, while the Index increased 40.80%. The Fund had a net asset value of $16.16 per share on October 31, 2012 and ended the reporting period with a net asset value of $22.60 on October 31, 2013.

During the reporting period, the highest returns came from Bank of Cyprus and Hellenic Telecommunications Organization, which returned 186.67% and 161.15%, respectively. The worst performers were National Bank of Greece and Eurobank Ergasias, which returned -95.96% and -75.32%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Greece 20 ETF	40.14%	40.72%	23.61%	24.04%
FTSE/ATHEX Custom Capped Index	40.80%	40.80%	25.45%	25.45%
S&P 500 Index	27.18%	27.18%	21.64%	21.64%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 7, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

14

Management Discussion of Fund Performance (unaudited)

Global X FTSE Norway 30 ETF

Global X FTSE Norway 30 ETF

The Global X FTSE Norway 30 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Norway 30 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect broad based equity market performance in Norway. The Fund is the nation’s first ETF focused exclusively on Norway.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund increased 14.21%, while the Index increased 15.77%. The Fund had a net asset value of $15.09 per share on October 31, 2012 and ended the reporting period with a net asset value of $16.76 on October 31, 2013.

During the reporting period, the highest returns came from Opera Software and Norwegian Air Shuttle, which returned 121.21% and 91.12%, respectively. The worst performers were Kvaerner and Petroleum Geo-Services, which returned -28.20% and -28.16%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Norway 30 ETF	14.21%	14.51%	6.29%	6.32%
FTSE Norway 30 Index	15.77%	15.77%	7.55%	7.55%
S&P 500 Index	27.18%	27.18%	15.68%	15.68%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 9, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

15

Management Discussion of Fund Performance (unaudited)

Global X FTSE Nordic Region ETF

Global X FTSE Nordic Region ETF

The Global X FTSE Nordic Region ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Nordic 30 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is a market capitalization-weighted index of the 30 largest and most liquid stocks in Sweden, Denmark, Norway and Finland. The Index is designed to measure broad based equity market performance in these countries. The Fund is the nation’s first ETF focused exclusively on the Nordic region.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund increased 30.54%, while the Index increased 30.00%. The Fund had a net asset value of $18.65 per share on October 31, 2012 and ended the reporting period with a net asset value of $23.74 on October 31, 2013.

During the reporting period, the highest returns came from Nokia and Sampo, which returned 185.77% and 58.61%, respectively. The worst performers were Yara International and Volvo, which returned -3.55% and -1.12%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Nordic Region ETF	30.54%	31.18%	9.87%	9.76%	14.37%	14.42%
FTSE Nordic 30 Index	30.00%	30.00%	9.74%	9.74%	14.36%	14.36%
S&P 500 Index	27.18%	27.18%	16.56%	16.56%	17.32%	17.32%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on August 17, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

16

Management Discussion of Fund Performance (unaudited)

Global X Central Asia & Mongolia Index ETF

Global X Central Asia & Mongolia Index ETF

The Global X Central Asia & Mongolia Index ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Central Asia & Mongolia Index ETF (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect broad based equity market performance in Central Asia & Mongolia. The Fund is the nation’s first ETF focused exclusively on Central Asia & Mongolia.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the period from the Fund’s commencement date on April 2, 2013 through October 31, 2013 (the “reporting period”), the Fund decreased 7.41%, while the Index decreased 7.19%. The Fund had a net asset value of $14.84 per share on April 2, 2013 and ended the reporting period with a net asset value of $13.74 on October 31, 2013.

During the reporting period, the highest returns came from Central Asia Metals and Bank of Georgia Holdings, which returned 41.08% and 38.01%, respectively. The worst performers were Mongolian Mining and Dundee Precious Metals, which returned -53.42% and -39.52%, respectively.

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2013
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Central Asia & Mongolia Index ETF	-7.41%	-7.47%
Solactive Central Asia & Mongolia Index	-7.19%	-7.19%
S&P 500 Index	13.20%	13.20%

Growth of a $10,000 Investment
 (At Net Asset Value)

*Fund commenced operations on April 2, 2013. Total Return is for the period indicated and has not been annualized.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

17

Management Discussion of Fund Performance (unaudited)

Global X Nigeria Index ETF

Global X Nigeria Index ETF

The Global X Nigeria Index ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Nigeria Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect broad based equity market performance in Nigeria. The Fund is the nation’s first ETF focused exclusively on Nigeria.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the period from the Fund’s commencement date on April 2, 2013 through October 31, 2013 (the “reporting period”), the Fund decreased 2.55%, while the Index decreased 1.92%. The Fund had a net asset value of $15.31 per share on April 2, 2013 and ended the reporting period with a net asset value of $14.92 on October 31, 2013.

During the reporting period, the highest returns came from UAC of Nigeria and Dangote Sugar Refinery, which returned 37.02% and 34.61%, respectively. The worst performers were Oando and Skye Bank, which returned -34.40% and -32.65%, respectively.

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2013
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Nigeria Index ETF	-2.55%	0.87%
Solactive Nigeria Index	-1.92%	-1.92%
S&P 500 Index	13.20%	13.20%

Growth of a $10,000 Investment
 (At Net Asset Value)

*Fund commenced operations on April 2, 2013. Total return is for the period indicated and has not been annualized.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

18

Schedule of Investments	October 31, 2013

Global X China Consumer ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 9 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%

CHINA— 72.7%

Consumer Goods — 44.2%
ANTA Sports Products	2,248,296	$3,224,694
China Yurun Food Group (C)*	3,912,488	2,593,859
Daphne International Holdings (C)	2,419,024	1,260,526
Dongfeng Motor Group, Cl H	5,603,646	7,921,574
Great Wall Motor, Cl H	1,352,629	7,946,892
Guangzhou Automobile Group, Cl H	6,485,817	7,696,313
Hengan International Group	679,206	8,318,149
Labixiaoxin Snacks Group	990,000	514,601
Li Ning (C)*	3,030,969	2,775,684
Shenzhou International Group Holdings	1,398,462	4,816,063
Tingyi Cayman Islands Holding	3,099,318	8,754,684
Tsingtao Brewery, Cl H	960,964	7,870,658
Uni-President China Holdings	3,112,961	3,111,756
Want Want China Holdings	5,623,697	8,646,262
		75,451,715
Consumer Services — 27.6%
Air China, Cl H	5,045,828	3,442,852
Ajisen China Holdings	1,532,993	1,609,514
China Southern Airlines, Cl H	5,161,195	1,903,910
Chow Tai Fook Jewellery Group	3,118,279	5,172,329
Ctrip.com International ADR *	81,555	4,424,359
E-Commerce China Dangdang ADR, Cl A *	104,607	925,772
Golden Eagle Retail Group (C)	1,519,410	2,281,173
GOME Electrical Appliances Holding (C)	33,548,257	5,192,559
Home Inns & Hotels Management ADR (C) *	47,807	1,665,596
Intime Retail Group	2,933,996	3,492,942
New Oriental Education & Technology Group ADR*	117,328	3,075,167
Parkson Retail Group (C)	3,979,212	1,365,240
PCD Stores Group (A)(B) *	5,916,138	857,027
Sun Art Retail Group	3,934,500	6,445,008

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	October 31, 2013

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Consumer Services — continued
Wumart Stores, Cl H	1,428,711	$2,384,564
Youku.com ADR *	105,827	2,882,728
		47,120,740
Health Care — 0.9%
Shandong Weigao Group Medical Polymer, Cl H	287,247	269,722
Sinopharm Group, Cl H	426,170	1,154,336
		1,424,058
TOTAL CHINA		123,996,513

HONG KONG— 27.0%

Consumer Goods — 20.4%
Belle International Holdings, Cl A	5,524,696	7,795,714
Biostime International Holdings *	338,000	2,561,267
Bosideng International Holdings (C)	8,154,562	1,882,712
China Agri-Industries Holdings	5,918,956	2,778,924
China Foods*	2,122,313	963,568
China Mengniu Dairy	1,753,126	7,710,769
China Resources Enterprise	2,390,913	8,465,183
Skyworth Digital Holdings	5,293,900	2,567,402
		34,725,539
Consumer Services — 6.6%
AviChina Industry & Technology, Cl H	2,352,822	1,116,779
China Dongxiang Group	8,254,788	1,288,313
China Travel International Investment Hong Kong	6,307,502	1,220,335
Melco Crown Entertainment ADR (C)*	232,846	7,721,173
		11,346,600
TOTAL HONG KONG		46,072,139
TOTAL COMMON STOCK
(Cost $169,969,971)		170,068,652

REPURCHASE AGREEMENTS — 9.1%

Barclays
0.080%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $14,725,018 (collateralized by U.S. Treasury Bills, ranging in par value $5,348,516 - 9,673,786, 0.000%, 01/09/14-04/03/14 with a total market value of $15,019,490) (D)	$14,724,985	14,724,985

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	October 31, 2013

Global X China Consumer ETF

	Shares/Face Amount(1)	Value
REPURCHASE AGREEMENTS —continued
Deutsche Bank
0.090%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $775,001 (collateralized by U.S. Treasury Bills, par value $775,000, 2.375%, 09/30/14 with a total market value of $790,771) (D)	774,999	$774,999
TOTAL REPURCHASE AGREEMENTS (Cost $15,499,984)		15,499,984

TIME DEPOSITS — 0.2%

Brown Brothers Harriman
0.030%, 11/01/13	265,611	265,611
0.005%, 11/01/13 HKD	1,028,183	132,617
TOTAL TIME DEPOSITS
(Cost $398,228)		398,228

TOTAL INVESTMENTS — 109.0%
(Cost $185,868,183)		$185,966,864

Percentages are based on Net Assets of $170,553,888.

* Non-income producing security. ADR — American Depositary Receipt
Cl — Class
HKD — Hong Kong Dollar

(A)	Securities considered illiquid. The total value of such securities as of October 31, 2013 was $857,027 and represented 0.5% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2013, was $857,027 and represents 0.5% of Net Assets.
(C)	This security or a partial position of this security is on loan at October 31, 2013. The total value of securities on loan at October 31, 2013 was $12,858,803.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2013 was $15,499,984.
(1)	In U.S. Dollars unless otherwise indicated.

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$169,211,625	$—	$857,027	$170,068,652
Repurchase Agreements	—	15,499,984	—	15,499,984
Time Deposits	—	398,228	—	398,228
Total Investments in Securities	$169,211,625	$15,898,212	$857,027	$185,966,864

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2013, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	October 31, 2013

Global X China Energy ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.5%

CHINA— 56.8%

Energy — 44.6%
Anton Oilfield Services Group	59,728	$37,749
China Coal Energy, Cl H	224,791	138,012
China Longyuan Power Group, Cl H	173,776	199,709
China Oilfield Services, Cl H	80,856	226,309
China Petroleum & Chemical, Cl H	566,397	462,439
China Shenhua Energy, Cl H	67,940	206,808
Daqo New Energy ADR *	351	10,962
Hanwha SolarOne ADR *	4,552	19,756
JA Solar Holdings ADR *	2,376	22,904
JinkoSolar Holding ADR *	1,445	32,541
LDK Solar ADR *	6,985	9,430
PetroChina, Cl H	388,513	444,989
ReneSola ADR *	4,166	18,122
Tianneng Power International	47,215	17,844
Trina Solar ADR *	2,393	35,105
Yanzhou Coal Mining, Cl H	101,775	105,543
Yingli Green Energy Holding ADR *	5,693	34,158
		2,022,380
Oil & Gas — 4.7%
ENN Energy Holdings	36,161	214,317
Utilities — 7.5%
Datang International Power Generation, Cl H	152,512	69,833
Huadian Power International, Cl H	77,061	35,782
Huaneng Power International, Cl H	175,121	182,959
Huaneng Renewables, Cl H	126,500	48,786
		337,360
TOTAL CHINA		2,574,057

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	October 31, 2013

Global X China Energy ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

HONG KONG— 42.7%

Energy — 23.9%
Beijing Enterprises Holdings	27,773	$228,009
China Gas Holdings	87,137	97,106
CNOOC	218,285	448,226
Kunlun Energy	139,705	228,487
Shougang Fushan Resources Group	235,815	79,385
		1,081,213
Oil & Gas — 1.3%
China Oil & Gas Group	219,600	35,122
Xinjiang Goldwind Science & Technology *	25,200	25,743
		60,865
Utilities — 17.5%
China Power International Development	136,484	53,516
China Resources Gas Group	45,900	118,702
China Resources Power Holdings	85,601	224,133
GCL-Poly Energy Holdings *	598,411	183,699
Hong Kong & China Gas	91,425	213,675
		793,725
TOTAL HONG KONG		1,935,803
TOTAL COMMON STOCK
(Cost $4,173,445)		4,509,860

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 11/01/13
(Cost $10,675)	$10,675	10,675

TOTAL INVESTMENTS — 99.7%
(Cost $4,184,120)		$4,520,535

Percentages are based on Net Assets of $4,534,350.

* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,509,860	$—	$—	$4,509,860
Time Deposit	—	10,675	—	10,675
Total Investments in Securities	$4,509,860	$10,675	$—	$4,520,535

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	October 31, 2013

Global X China Financials ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.0%

CHINA— 80.0%

Financials — 71.3%
Agricultural Bank of China, Cl H	4,297,488	$2,067,539
Bank of China, Cl H	9,148,134	4,283,210
Bank of Communications, Cl H	2,741,671	2,005,066
China Citic Bank, Cl H	1,741,752	977,250
China Construction Bank, Cl H	5,473,626	4,250,126
China Life Insurance, Cl H	764,740	2,031,942
China Merchants Bank, Cl H	1,016,834	2,019,766
China Minsheng Banking, Cl H	1,104,113	1,266,034
China Pacific Insurance Group, Cl H	450,712	1,627,749
Chongqing Rural Commercial Bank, Cl H	556,867	280,840
CITIC Securities, Cl H	221,896	464,800
E-House China Holdings ADR	22,191	205,710
Industrial & Commercial Bank of China, Cl H	6,037,137	4,228,254
PICC Property & Casualty, Cl H	935,042	1,432,774
Ping An Insurance Group of China, Cl H	268,007	2,110,386
Sino-Ocean Land Holdings	1,147,321	728,082
SOHO China	337,059	295,193
		30,274,721
Real Estate — 8.7%
Agile Property Holdings	272,012	328,042
Country Garden Holdings	950,093	649,490
Evergrande Real Estate Group *	1,301,661	549,004
Greentown China Holdings	131,593	255,616
Guangzhou R&F Properties	216,593	379,939
Longfor Properties	263,638	429,819
Renhe Commercial Holdings	1,382,468	77,567
Shimao Property Holdings	272,404	685,841
Shui On Land	1,041,101	362,566
		3,717,884
TOTAL CHINA		33,992,605

HONG KONG— 20.0%

Financials — 18.7%
Cheung Kong Holdings	126,600	1,979,095
China Everbright	188,841	279,620

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	October 31, 2013

Global X China Financials ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Financials — continued
China Overseas Land & Investment	641,966	$1,987,254
China Resources Land	411,808	1,192,453
Franshion Properties China	657,258	228,044
Haitong Securities, Cl H	282,000	427,747
Hopson Development Holdings *	131,461	161,592
KWG Property Holding	252,847	163,716
New China Life Insurance, Cl H *	147,011	414,316
People's Insurance Group of China, Cl H	899,600	424,679
Shenzhen Investment	465,627	186,179
Sunac China Holdings	316,900	219,905
Yuexiu Property	1,036,545	288,783
		7,953,383
Real Estate — 1.3%
China Taiping Insurance Holdings *	175,230	273,479
Poly Property Group	445,507	272,947
		546,426
TOTAL HONG KONG		8,499,809
TOTAL COMMON STOCK
(Cost $41,347,762)		42,492,414

TIME DEPOSIT — 0.0%

Brown Brothers Harriman, 0.030%, 11/01/13
(Cost $17,047)	$17,047	17,047

TOTAL INVESTMENTS — 100.0%
(Cost $41,364,809)		$42,509,461

Percentages are based on Net Assets of $42,517,946.

* Non-income producing security.
ADR — American Depositary Receipt
Cl — Class

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$42,492,414	$—	$—	$42,492,414
Time Deposit	—	17,047	—	17,047
Total Investments in Securities	$42,492,414	$17,047	$—	$42,509,461

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	October 31, 2013

Global X China Industrials ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%

CHINA— 77.4%

Industrials — 77.4%
Anhui Conch Cement, Cl H	56,637	$197,605
BYD, Cl H *	40,044	198,335
China Communications Construction, Cl H	240,783	196,589
China COSCO Holdings, Cl H	251,462	119,357
China Lesso Group Holdings	91,345	58,438
China National Building Material, Cl H	198,017	193,598
China National Materials	119,246	25,993
China Railway Construction, Cl H	183,911	201,631
China Railway Group, Cl H	360,868	203,870
China Rongsheng Heavy Industry Group *	345,718	41,470
China Shanshui Cement Group	190,052	67,657
China Shipping Container Lines, Cl H *	365,452	90,503
China Shipping Development, Cl H *	116,044	65,708
China South Locomotive and Rolling Stock	187,313	156,074
China Zhongwang Holdings *	159,508	51,846
Dongfang Electric, Cl H	38,643	62,204
First Tractor, Cl H	45,541	32,542
Guangshen Railway, Cl H	139,488	74,305
Haitian International Holdings	62,096	149,614
Harbin Power Equipment, Cl H	75,271	47,281
Hollysys Automation Technologies *	3,600	60,372
Jiangsu Expressway, Cl H	119,079	149,905
Metallurgical Corp of China, Cl H *	327,141	67,091
Sany Heavy Equipment International Holdings	90,894	26,261
Shanghai Electric Group, Cl H	272,051	96,146
Weichai Power, Cl H	47,359	189,668
Yangzijiang Shipbuilding Holdings	186,443	177,107
Zhejiang Expressway	139,700	128,654
Zhuzhou CSR Times Electric, Cl H	44,393	159,180
TOTAL CHINA		3,289,004

HONG KONG— 22.4%

Industrials — 22.4%
AviChina Industry & Technology, Cl H	192,300	91,276
Beijing Capital International Airport, Cl H	142,771	100,730

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	October 31, 2013

Global X China Industrials ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

Industrials — continued
Chaowei Power Holdings	50,300	$21,475
China High Speed Transmission Equipment Group *	90,750	48,693
China International Marine Containers Group, Cl H	42,800	80,046
China Resources Cement Holdings	170,241	113,963
CITIC Resources Holdings *	247,741	34,830
Shanghai Industrial Holdings	60,799	201,147
Shenzhen International Holdings	759,325	93,042
Sunny Optical Technology Group	55,864	54,113
Zoomlion Heavy Industry Science and Technology	122,700	113,157
TOTAL HONG KONG		952,472

TOTAL COMMON STOCK
(Cost $5,317,217)		4,241,476

TIME DEPOSITS — 0.1%

Brown Brothers Harriman
0.030%, 11/01/13	3,076	3,076
0.005%, 11/01/13 HKD	8,824	1,138
TOTAL TIME DEPOSITS
(Cost $4,214)		4,214
TOTAL INVESTMENTS — 99.9%
(Cost $5,321,431)		$4,245,690

Percentages are based on Net Assets of $4,248,245.

* Non-income producing security.

Cl — Class

HKD — Hong Kong Dollar

(1) In U.S. Dollars unless otherwise indicated.

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,241,476	$—	$—	$4,241,476
Time Deposits	—	4,214	—	4,214
Total Investments in Securities	$4,241,476	$4,214	$—	$4,245,690

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	October 31, 2013

Global X China Materials ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 63.8%
Basic Materials — 63.8%
Aluminum Corp of China, Cl H *	294,499	$110,157
Angang Steel, Cl H *	142,984	86,679
BBMG, Cl H	146,200	104,846
China BlueChemical	170,529	109,536
China Hongqiao Group	122,582	77,473
China Molybdenum, Cl H	165,088	66,861
China Rare Earth Holdings *	153,738	23,597
Dongyue Group	149,557	70,602
Fosun International *	120,700	115,983
Hidili Industry International Development *	127,116	21,151
Hunan Non-Ferrous Metal, Cl H *	203,987	56,568
Jiangxi Copper, Cl H	55,341	106,356
Maanshan Iron & Steel, Cl H *	240,025	61,299
Real Gold Mining (A)(B)*	97,864	11,184
Sinofert Holdings	244,130	39,676
Sinopec Shanghai Petrochemical, Cl H	416,410	110,105
Sinopec Yizheng Chemical Fibre, Cl H	193,743	53,727
Yongye International *	4,287	27,008
Zhaojin Mining Industry	109,244	88,489
Zijin Mining Group, Cl H	461,649	106,585
TOTAL CHINA		1,447,882

HONG KONG— 33.6%
Basic Materials — 33.6%
China Lumena New Materials	477,750	101,675
China Precious Metal Resources Holdings *	469,200	75,648
Citic Pacific	75,700	107,794
Fufeng Group	123,844	52,554
Kingboard Chemical Holdings	42,400	111,565
Kingboard Laminates Holdings	149,828	61,647
North Mining Shares, Cl C *	1,176,456	52,351
Shougang Concord International Enterprises	853,924	42,404

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	October 31, 2013

Global X China Materials ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Basic Materials — continued
West China Cement	354,300	$53,010
Yingde Gases	101,049	103,747
TOTAL HONG KONG		762,395
SINGAPORE— 2.4%
Basic Materials — 2.4%
Midas Holdings	133,266	53,641
TOTAL COMMON STOCK
(Cost $2,810,143)		2,263,918

TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 11/01/13	4,779	4,779
0.005%, 11/01/13 HKD	1	—
TOTAL TIME DEPOSITS
(Cost $4,779)		4,779
TOTAL INVESTMENTS — 100.0%
(Cost $2,814,922)		$2,268,697

Percentages are based on Net Assets of $2,268,980.

*	Non-income producing security.

Cl — Class

HKD — Hong Kong Dollar

(A)	Securities considered illiquid. The total value of such securities as of October 31, 2013 was $11,184 and represented 0.5% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2013, was $11,184 and represents 0.5% of Net Assets.
(1)	In U.S. Dollars unless otherwise indicated.

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 (a)	Total
Common Stock	$2,252,734	$—	$11,184	$2,263,918
Time Deposits	—	4,779	—	4,779
Total Investments in Securities	$2,252,734	$4,779	$11,184	$2,268,697

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 and Level 3 investments.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	October 31, 2013

Global X NASDAQ China Technology ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.1%

CHINA— 82.6%
Technology — 82.6%
21Vianet Group ADR *	20,225	$364,050
AsiaInfo Holdings *	25,641	297,436
AutoNavi Holdings ADR *	5,432	83,979
Baidu ADR *	5,633	906,350
BYD Electronic International *	396,404	185,599
China Communications Services, Cl H	444,721	272,465
China Wireless Technologies	794,202	297,070
FIH Mobile *	587,259	331,010
Kingdee International Software Group *	887,137	286,062
Lenovo Group	789,180	844,859
NetEase ADR *	5,395	364,216
Pactera Technology International ADR *	10,378	73,269
Qihoo 360 Technology ADR *	9,796	809,541
Semiconductor Manufacturing International *	5,381,317	402,575
SINA *	9,860	823,902
Sohu.com *	6,130	410,465
Tencent Holdings	16,281	888,704
Travelsky Technology, Cl H	164,035	140,275
YY ADR *	6,366	313,016
ZTE, Cl H *	197,437	430,373
TOTAL CHINA		8,525,216

HONG KONG— 17.5%
Technology — 17.5%
ASM Pacific Technology	37,020	356,926
Comba Telecom Systems Holdings *	230,052	75,962
Digital China Holdings	346,624	455,131
Ju Teng International Holdings	433,544	315,386
TPV Technology	412,595	87,277
VODone *	1,652,031	142,765
VTech Holdings	25,951	372,546
TOTAL HONG KONG		1,805,993
TOTAL COMMON STOCK
(Cost $8,972,992)		10,331,209
TOTAL INVESTMENTS — 100.1%
(Cost $8,972,992)		$10,331,209

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	October 31, 2013

Global X NASDAQ China Technology ETF

Percentages are based on Net Assets of $10,317,454.

* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	October 31, 2013

Global X FTSE ASEAN 40 ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%

INDONESIA— 16.7%
Consumer Goods — 4.8%
Astra International	2,870,731	$1,693,534
Gudang Garam	81,260	266,001
Unilever Indonesia	161,096	428,732
		2,388,267
Financials — 7.5%
Bank Central Asia	1,751,256	1,623,475
Bank Mandiri	1,332,660	1,016,711
Bank Rakyat Indonesia Persero	1,535,160	1,075,872
		3,716,058
Telecommunications — 3.0%
Telekomunikasi Indonesia ADR	37,270	1,519,125
Utilities — 1.4%
Perusahaan Gas Negara	1,521,939	688,569
TOTAL INDONESIA		8,312,019
MALAYSIA— 25.5%
Basic Materials — 1.9%
Petronas Chemicals Group	411,024	926,108
Consumer Goods — 1.9%
IOI	530,793	915,059
Consumer Services — 2.1%
Genting	315,715	1,048,531
Financials — 9.1%
CIMB Group Holdings	717,397	1,698,264
Malayan Banking	632,264	1,955,569
Public Bank	151,929	881,083
		4,534,916

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	October 31, 2013

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — continued

Industrials — 2.7%
Sime Darby	445,247	$1,344,680
Oil & Gas — 1.8%
Petronas Gas	114,739	891,572
Telecommunications — 4.8%
Axiata Group	711,528	1,549,080
Maxis	374,506	853,321
		2,402,401
Utilities — 1.2%
Tenaga Nasional	199,455	596,048
TOTAL MALAYSIA		12,659,315
PHILIPPINES— 3.6%
Consumer Services — 1.9%
SM Investments	46,147	914,183
Telecommunications — 1.7%
Philippine Long Distance Telephone ADR	12,815	847,712
TOTAL PHILIPPINES		1,761,895
SINGAPORE— 38.4%
Consumer Goods — 1.7%
Wilmar International	300,221	836,230
Consumer Services — 4.2%
Genting Singapore	867,345	1,064,805
Jardine Cycle & Carriage	13,937	411,199
Singapore Airlines	73,173	614,389
		2,090,393
Financials — 20.9%
CapitaLand	361,188	907,186
DBS Group Holdings	250,394	3,374,332
Oversea-Chinese Banking	388,708	3,254,358
United Overseas Bank	168,862	2,832,945
		10,368,821
Industrials — 1.5%
Singapore Technologies Engineering	221,545	752,632
Oil & Gas — 3.6%
Keppel	206,007	1,799,369
Real Estate Investment Trust — 0.0%
K-REIT Asia	16,280	15,858
Telecommunications — 6.5%
Singapore Telecommunications	1,055,634	3,212,282
TOTAL SINGAPORE		19,075,585

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	October 31, 2013

Global X FTSE ASEAN 40 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

THAILAND— 15.6%
Consumer Services — 1.6%
CP ALL	628,263	$792,267
Financials — 5.3%
Bangkok Bank	66,751	441,790
Kasikornbank	166,318	1,015,275
Siam Commercial Bank	222,371	1,175,262
		2,632,327
Industrials — 1.2%
Siam Cement	43,566	599,076
Oil & Gas — 4.7%
PTT	121,814	1,240,644
PTT Exploration & Production	198,480	1,074,502
		2,315,146
Telecommunications — 2.8%
Advanced Info Service	169,971	1,392,533
TOTAL THAILAND		7,731,349
TOTAL COMMON STOCK
(Cost $50,638,057)		49,540,163

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 11/01/13
(Cost $104,085)	$104,085	104,085
TOTAL INVESTMENTS — 100.0%
(Cost $50,742,142)		$49,644,248

Percentages are based on Net Assets of $49,634,319.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$49,540,163	$—	$—	$49,540,163
Time Deposit	—	104,085	—	104,085
Total Investments in Securities	$49,540,163	$104,085	$—	$49,644,248

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	October 31, 2013

Global X FTSE Andean 40 ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 96.6%

CHILE— 48.9%
Basic Materials — 6.2%
CAP	5,561	$115,791
Empresas CMPC	112,465	333,498
Sociedad Quimica y Minera de Chile ADR	6,985	192,856
		642,145
Consumer Goods — 2.5%
Cia Cervecerias Unidas ADR	5,725	152,800
Embotelladora Andina ADR, Cl B	3,099	105,986
		258,786
Consumer Services — 11.0%
Cencosud	86,387	352,344
Latam Airlines Group ADR	22,222	367,774
Ripley	68,882	60,512
SACI Falabella	36,974	367,957
		1,148,587
Financials — 10.6%
Banco de Chile ADR	4,700	431,601
Banco de Credito e Inversiones	3,161	185,920
Banco Santander Chile ADR	11,510	282,686
Corpbanca ADR	8,043	138,340
Parque Arauco	30,500	58,926
		1,097,473
Oil & Gas — 4.1%
Empresas COPEC	29,025	424,884

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	October 31, 2013

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Technology — 0.9%
Sonda	34,810	$90,306
Telecommunications — 1.2%
ENTEL Chile	8,095	124,616
Utilities — 12.4%
AES Gener	181,000	108,731
Aguas Andinas, Cl A	216,171	145,840
Colbun	525,924	130,626
E.CL	39,454	61,538
Empresa Nacional de Electricidad ADR	8,573	386,642
Enersis ADR	28,016	462,264
		1,295,641
TOTAL CHILE		5,082,438

COLOMBIA— 36.5%
Consumer Goods — 5.3%
Almacenes Exito	18,279	306,204
Grupo Nutresa	16,890	240,986
		547,190
Financials — 9.1%
BanColombia ADR	6,991	392,405
Financiera Colombiana	7,773	161,757
Financiera Colombiana (Pro Rata) *	252	5,090
Grupo de Inversiones Suramericana	19,057	377,645
		936,897
Industrials — 4.5%
Cementos Argos	31,960	168,721
Grupo Argos	26,176	303,486
		472,207
Oil & Gas — 14.1%
Ecopetrol ADR	20,069	950,468
Pacific Rubiales Energy ^	24,854	514,171
		1,464,639
Utilities — 3.5%
Empresa de Energia de Bogota	149,878	125,931
Interconexion Electrica	27,180	134,439
Isagen	66,800	106,606
		366,976
TOTAL COLOMBIA		3,787,909

PERU— 11.2%
Basic Materials — 6.1%
Cia de Minas Buenaventura ADR	16,801	243,615

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	October 31, 2013

Global X FTSE Andean 40 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Southern Copper	13,837	$386,744
		630,359
Financials — 5.1%
Credicorp	1,056	145,516
Credicorp †	2,833	386,988
		532,504
TOTAL PERU		1,162,863
TOTAL COMMON STOCK
(Cost $11,393,915)		10,033,210

PREFERRED STOCK — 3.1%

COLOMBIA— 3.1%
Financials — 2.0%
Banco Davivienda	8,545	112,076
Grupo Aval Acciones y Valores	143,171	99,490
		211,566
Industrials — 1.1%
Grupo Argos	9,610	111,520
TOTAL PREFERRED STOCK
(Cost $293,833)		323,086

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 11/01/13
(Cost $29,363)	$29,363	29,363
TOTAL INVESTMENTS — 100.0%
(Cost $11,717,111)		$10,385,659

Percentages are based on Net Assets of $10,382,290.

* Non-income producing security.

^  Security traded on the Toronto Stock Exchange

†  Security traded on the New York Stock Exchange

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,033,210	$—	$—	$10,033,210
Preferred Stock	323,086	—	—	323,086
Time Deposit	—	29,363	—	29,363
Total Investments in Securities	$10,356,296	$29,363	$—	$10,385,659

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	October 31, 2013

Global X FTSE Colombia 20 ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 88.0%

COLOMBIA— 88.0%
Consumer Goods — 9.2%
Almacenes Exito	409,035	$6,852,015
Fabricato *	8,922,000	68,364
Grupo Nutresa	483,145	6,893,500
		13,813,879
Financials — 26.7%
Banco de Bogota	194,240	6,879,258
BanColombia ADR	289,960	16,275,455
Bolsa de Valores de Colombia	63,493,446	808,620
Financiera Colombiana	337,901	7,031,755
Financiera Colombiana (Pro Rata) *	11,037	222,916
Grupo de Inversiones Suramericana	435,839	8,636,860
Interbolsa (A)(B)*	1,320,603	6,839
		39,861,703
Industrials — 13.2%
Cementos Argos	1,427,143	7,534,103
Cemex Latam Holdings *	691,412	5,290,589
Grupo Argos	599,913	6,955,421
		19,780,113
Oil & Gas — 23.8%
Canacol Energy *	353,506	1,624,029
Ecopetrol ADR (C)	458,515	21,715,270
Pacific Rubiales Energy ^	593,052	12,268,865
		35,608,164
Utilities — 15.1%
Celsia ESP	1,223,214	3,930,109
Empresa de Energia de Bogota	7,614,988	6,398,304
Interconexion Electrica	1,377,962	6,815,718
Isagen	3,391,841	5,413,037
		22,557,168

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	October 31, 2013

Global X FTSE Colombia 20 ETF

	Shares/Face Amount(1)	Value
TOTAL COMMON STOCK
(Cost $129,615,633)		$131,621,027

PREFERRED STOCK — 11.6%
COLOMBIA— 11.6%
Consumer Services — 0.6%
Avianca Holdings	406,516	911,914
Financials — 9.3%
Banco Davivienda	416,684	5,465,213
Grupo Aval Acciones y Valores	7,265,265	5,048,656
Grupo de Inversiones Suramericana	173,889	3,455,083
		13,968,952
Industrials — 1.7%
Grupo Argos	220,337	2,556,927
TOTAL PREFERRED STOCK
(Cost $15,306,851)		17,437,793

TIME DEPOSITS — 0.4%
Brown Brothers Harriman
0.030%, 11/01/13	569,380	569,380
0.309%, 11/01/13 CAD	36	35
TOTAL TIME DEPOSITS
(Cost $569,415)		569,415
TOTAL INVESTMENTS — 100.0%
(Cost $145,491,899)		$149,628,235

Percentages are based on Net Assets of $149,624,554.

*   Non-income producing security.

^   Security traded on the Toronto Stock Exchange.

ADR — American Depositary Receipt

CAD — Canadian Dollar

(A)	Securities considered illiquid. The total value of such securities as of October 31, 2013 was $6,839 and represented 0.0% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2013, was $6,839 and represents 0.0% of Net Assets.
(C)	This security or a partial position of this security is on loan at October 31, 2013. The total value of securities on loan at October 31, 2013 was $13,076,096. These securities are collateralized by cash in the amount of $13,360,650, which is held at Citibank.

(1)	In U.S. Dollars unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	October 31, 2013

Global X FTSE Colombia 20 ETF

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$131,614,188	$—	$6,839	$131,621,027
Preferred Stock	17,437,793	—	—	17,437,793
Time Deposits	—	569,415	—	569,415
Total Investments in Securities	$149,051,981	$569,415	$6,839	$149,628,235

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2013, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	October 31, 2013

Global X Brazil Mid Cap ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 86.8%
BRAZIL— 86.8%
Basic Materials — 10.5%
Cia Siderurgica Nacional ADR	126,838	$702,683
Fibria Celulose ADR *	45,408	592,574
		1,295,257
Consumer Goods — 11.8%
Cia Hering	12,013	174,548
Cosan, Cl A	15,116	238,228
Cosan Industria e Comercio	9,349	187,464
Hypermarcas	31,227	272,515
JBS	83,143	298,768
Natura Cosmeticos	14,678	293,534
		1,465,057
Consumer Services — 7.3%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	11,662	587,998
Lojas Renner	10,575	318,638
		906,636
Financials — 14.0%
BM&F Bovespa	147,971	834,244
BR Malls Participacoes	32,311	312,985
CETIP - Mercados Organizados	17,014	188,656
Cyrela Brazil Realty Empreendimentos e Participacoes	20,679	154,617
Multiplan Empreendimentos Imobiliarios	6,638	155,831
Porto Seguro	8,059	101,268
		1,747,601
Industrials — 7.3%
All America Latina Logistica	35,962	128,745
Duratex *	21,133	131,787

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	October 31, 2013

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
EcoRodovias Infraestrutura e Logistica	16,519	$112,083
Embraer ADR	10,391	305,392
WEG	18,081	234,871
		912,878
Oil & Gas — 0.1%
OGX Petroleo e Gas Participacoes *	108,201	6,279
Telecommunications — 7.7%
TIM Participacoes ADR	37,703	958,410
Utilities — 28.1%
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	54,309	576,219
Cia Energetica de Minas Gerais ADR	41,824	375,161
Cia Paranaense de Energia ADR	9,141	126,877
CPFL Energia ADR	42,412	715,915
EDP - Energias do Brasil	19,050	108,847
Tractebel Energia	17,860	303,752
Ultrapar Participacoes ADR	47,455	1,263,727
		3,470,498
TOTAL COMMON STOCK
(Cost $10,347,159)		10,762,616

PREFERRED STOCK — 12.0%

BRAZIL— 12.0%
Basic Materials — 2.2%
Braskem *	11,700	103,828
Metalurgica Gerdau	17,323	177,081
		280,909
Consumer Services — 1.9%
Lojas Americanas	31,395	232,358
Financials — 2.6%
Banco do Estado do Rio Grande do Sul	14,434	104,057
Bradespar	18,803	223,769
		327,826
Industrials — 1.7%
Klabin	39,200	208,232
Telecommunications — 1.2%
OI	85,189	147,377
Utilities — 2.4%
AES Tiete	7,720	75,470
Centrais Eletricas Brasileiras *	15,852	84,277
Cia Energetica de Sao Paulo	12,364	129,314
		289,061

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	October 31, 2013

Global X Brazil Mid Cap ETF

	Face Amount/Number of Warrants	Value
TOTAL PREFERRED STOCK
(Cost $1,996,091)		$1,485,763

CORPORATE OBLIGATIONS — 0.9%
Hypermarcas
11.300%, 10/15/18 (A)(B)	$59,000	26,773
3.000%, 10/15/15 (A)(B)	59,000	26,773
Marfrig Alimentos, Convertible
1.040%, 07/15/15(A)(B)(C)	12	54,301
TOTAL CORPORATE OBLIGATION
(Cost $141,511)		107,847

WARRANTS — 0.0%
Brazil — 0.0%
Hypermarcas
Strike Price $29.48, Expires 10/15/15 (A)(B)*	59	—

TOTAL WARRANTS (Cost $—)		—
TOTAL INVESTMENTS — 99.7%
(Cost $12,484,761)		$12,356,226

Percentages are based on Net Assets of $12,390,168.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

(A)	Securities considered illiquid. The total value of such securities as of October 31, 2013 was $107,847 and represented 0.9% of Net Assets.
(B)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2013, was $107,847 and represented 0.9% of Net Assets.
(C)	Floating rate security. Rate disclosed is the rate in effect on October 31, 2013.

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$10,762,616	$—	$—	$10,762,616
Preferred Stock	1,485,763	—	—	1,485,763
Corporate Obligations	—	—	107,847	107,847
Warrants	—	—	—	—
Total Investments in Securities	$12,248,379	$—	$107,847	$12,356,226

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 and Level 3 investments.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	October 31, 2013

Global X Brazil Consumer ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 86.7%

BRAZIL— 86.7%
Consumer Goods — 54.5%
Arezzo Industria e Comercio *	18,128	$271,086
BRF ADR	43,123	1,010,372
Cia Hering	49,046	712,636
Cosan, Cl A	51,947	818,685
Cosan Industria e Comercio	46,011	922,602
Gafisa ADR *	110,328	296,782
Grendene	42,641	386,400
Hypermarcas	121,907	1,063,870
JBS	306,670	1,101,997
M. Dias Branco *	22,438	1,052,388
Marfrig Alimentos *	121,107	245,977
Natura Cosmeticos	41,101	821,947
Sao Martinho	27,677	390,409
SLC Agricola	23,853	222,537
Souza Cruz	72,442	783,533
Technos	17,821	138,419
		10,239,640
Consumer Services — 32.2%
Anhanguera Educacional Participacoes	160,420	959,570
B2W Cia Digital *	33,109	247,556
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	18,635	939,577
Gol Linhas Aereas Inteligentes ADR *	50,795	262,610
International Meal Holdings *	26,210	259,152
Localiza Rent a Car	63,128	1,028,556
Lojas Renner	27,015	813,995
Marisa Lojas	26,661	222,552
Multiplus	24,835	307,638
Raia Drogasil *	89,779	656,450
Restoque Comercio e Confeccoes de Roupas	56,047	166,625
Rossi Residencial *	148,400	182,834
		6,047,115

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	October 31, 2013

Global X Brazil Consumer ETF

	Shares/Face Amount/Number of Warrants	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $15,427,698)		$16,286,755

PREFERRED STOCK — 12.6%
BRAZIL— 12.6%
Consumer Goods — 7.1%
Alpargatas	61,401	424,835
Cia de Bebidas das Americas ADR	24,468	910,209
		1,335,044
Consumer Services — 5.5%
Lojas Americanas	121,563	899,703
Saraiva Livreiros Editores *	10,693	136,467
		1,036,170
TOTAL PREFERRED STOCK
(Cost $2,022,845)		2,371,214

CORPORATE OBLIGATIONS — 0.6%
Hypermarcas
11.300%, 10/15/18(A)(B)	$84,000	38,118
3.000%, 10/15/15(A)(B)	84,000	38,118
Marfrig Alimentos, Convertible
1.040%, 07/15/15(A)(B)(C)	6	27,132
TOTAL CORPORATE OBLIGATIONS
(Cost $136,027)		103,368

WARRANTS — 0.0%
Brazil — 0.0%
Hypermarcas
Strike Price $29.48, Expires 10/15/15 (A)(B)*	84	—
TOTAL WARRANTS (Cost $–)		—

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/01/13
(Cost $19,913)	$19,913	19,913
TOTAL INVESTMENTS — 100.0%
(Cost $17,606,483)		$18,781,250

Percentages are based on Net Assets of $18,786,549.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	October 31, 2013

Global X Brazil Consumer ETF

(A)	Securities considered illiquid. The total value of such securities as of October 31, 2013 was $103,368 and represented 0.6% of Net Assets.
(B)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2013, was $103,368 and represented 0.6% of Net Assets.
(C)	Floating rate security. Rate disclosed is the rate in effect on October 31, 2013.

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 (a)	Total
Common Stock	$16,286,755	$—	$—	$16,286,755
Preferred Stock	2,371,214	—	—	2,371,214
Corporate Obligations	—	—	103,368	103,368
Time Deposit	—	19,913	—	19,913
Warrants	—	—	—	—
Total Investments in Securities	$18,657,969	$19,913	$103,368	$18,781,250

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 and Level 3 investments.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

46

Schedule of Investments	October 31, 2013

Global X Brazil Financials ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 94.8%

BRAZIL— 94.8%
Financials — 94.8%
Banco Bradesco ADR	15,904	$229,336
Banco do Brasil	10,953	145,456
Banco Santander Brasil ADR	37,408	259,237
BM&F Bovespa	18,966	106,928
BR Malls Participacoes	10,774	104,364
BR Properties	11,574	98,163
Brasil Brokers Participacoes	6,834	17,785
Brookfield Incorporacoes *	14,083	8,864
CETIP - Mercados Organizados	9,954	110,373
Cielo	4,888	148,373
Cyrela Brazil Realty Empreendimentos e Participacoes	14,285	106,809
Even Construtora e Incorporadora	14,529	54,154
Ez Tec Empreendimentos e Participacoes	2,885	42,434
Grupo BTG Pactual	7,837	104,846
Iguatemi Empresa de Shopping Centers	2,744	31,541
Itau Unibanco Holding ADR	15,582	240,119
MRV Engenharia e Participacoes	19,969	86,198
Multiplan Empreendimentos Imobiliarios	4,388	103,011
PDG Realty Empreendimentos e Participacoes *	84,022	76,138
Porto Seguro	5,511	69,250
Rossi Residencial *	17,074	21,036
Sul America	18,310	134,044
TOTAL COMMON STOCK
(Cost $2,703,804)		2,298,459

PREFERRED STOCK — 5.0%

BRAZIL— 5.0%
Financials — 5.0%
Banco ABC Brasil*	2,699	16,614
Banco do Estado do Rio Grande do Sul	11,158	80,440
Banco Panamericano*	9,871	23,266
TOTAL PREFERRED STOCK
(Cost $138,939)		120,320

The accompanying notes are an integral part of the financial statements.

47

Schedule of Investments	October 31, 2013

Global X Brazil Financials ETF

	Face Amount	Value
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/01/13
(Cost $2,802)	$2,802	$2,802
TOTAL INVESTMENTS — 99.9%
(Cost $2,845,545)		$2,421,581

Percentages are based on Net Assets of $2,424,756.

* Non-income producing security.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,298,459	$—	$—	$2,298,459
Preferred Stock	120,320	—	—	120,320
Time Deposit	—	2,802	—	2,802
Total Investments in Securities	$2,418,779	$2,802	$—	$2,421,581

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

48

Schedule of Investments	October 31, 2013

Global X FTSE Argentina 20 ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.2%

ARGENTINA— 81.5%
Basic Materials — 18.9%
Tenaris ADR	26,610	$1,245,614
Consumer Goods — 2.9%
Cresud SACIF y A ADR	18,280	191,026
Consumer Services — 27.6%
Arcos Dorados Holdings, Cl A	41,475	499,359
MercadoLibre	9,816	1,321,577
		1,820,936
Financials — 15.8%
Banco Macro ADR *	14,131	366,134
BBVA Banco Frances ADR *	22,749	164,930
Grupo Financiero Galicia ADR	34,879	337,629
IRSA Inversiones y Representaciones ADR	15,115	173,067
		1,041,760
Oil & Gas — 9.3%
Petrobras Argentina ADR	37,485	231,657
Transportadora de Gas del Sur ADR	21,284	48,102
YPF ADR	16,145	336,623
		616,382
Telecommunications — 4.4%
Telecom Argentina ADR *	14,945	292,474
Utilities — 2.6%
Pampa Energia ADR *	31,935	168,617
TOTAL ARGENTINA		5,376,809

CANADA— 12.0%
Basic Materials — 12.0%
Goldcorp	9,201	233,981
Pan American Silver	18,028	191,277

The accompanying notes are an integral part of the financial statements.

49

Schedule of Investments	October 31, 2013

Global X FTSE Argentina 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Basic Materials — continued
Silver Standard Resources *	24,275	$136,426
Yamana Gold	23,263	231,002
TOTAL CANADA		792,686

CHILE— 4.1%
Consumer Services — 4.1%
Cencosud	65,549	267,353

UNITED STATES— 2.6%
Basic Materials — 1.3%
McEwen Mining *	39,416	84,350
Oil & Gas — 1.3%
Apco Oil and Gas International *	5,723	87,104
TOTAL UNITED STATES		171,454
TOTAL COMMON STOCK
(Cost $6,419,931)		6,608,302

U.S. TREASURY OBLIGATION — 12.1%
United States Treasury Bills
0.150%, 11/07/13(A)
(Cost $799,998)	$800,000	799,997
TOTAL INVESTMENTS — 112.3%
(Cost $7,219,929)		$7,408,299

Percentages are based on Net Assets of $6,595,190.

* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

(A) The rate reported on the Schedule of Investments is the effective yield at time of purchase.

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

50

Schedule of Investments	October 31, 2013

Global X FTSE Greece 20 ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.0%

CYPRUS— 0.1%
Financials — 0.1%
Bank of Cyprus (A)(B) *	3,387,287	$95,201

GREECE— 98.9%
Basic Materials — 3.4%
Mytilineos Holdings *	400,725	3,248,195
Consumer Goods — 20.1%
Coca-Cola HBC	296,637	8,570,877
Coca-Cola HBC ADR	213,250	6,154,395
JUMBO *	323,221	4,344,663
		19,069,935
Consumer Services — 14.4%
Folli Follie *	156,388	4,650,171
OPAP	729,225	9,059,495
		13,709,666
Financials — 19.6%
Alpha Bank AE *	4,918,444	4,420,863
Marfin Investment Group Holdings *	2,414,190	1,540,603
National Bank of Greece ADR *	1,382,605	8,088,239
Piraeus Bank *	2,214,500	4,600,325
		18,650,030
Industrials — 14.7%
Ellaktor *	503,347	2,193,784
Metka	115,661	2,174,994
Piraeus Port Authority	30,946	752,106
Titan Cement *	162,806	4,443,118
Viohalco Hellenic Copper and Aluminum Industry *	433,511	4,296,792
		13,860,794

The accompanying notes are an integral part of the financial statements.

51

Schedule of Investments	October 31, 2013

Global X FTSE Greece 20 ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 7.9%
Hellenic Petroleum	333,469	$4,346,584
Motor Oil Hellas Corinth Refineries	267,374	3,187,389
		7,533,973
Telecommunications — 11.3%
Hellenic Telecommunications Organization *	850,788	10,731,450
Utilities — 7.5%
Athens Water Supply & Sewage	154,241	1,740,292
Public Power	309,020	4,598,524
Terna Energy *	154,388	765,117
		7,103,933
TOTAL GREECE		93,907,976
TOTAL COMMON STOCK
(Cost $73,534,399)		94,003,177
TOTAL INVESTMENTS — 99.0%
(Cost $73,534,399)		$94,003,177

Percentages are based on Net Assets of $94,937,937.

* Non-income producing security.

ADR — American Depositary Receipt

(A) Securities considered illiquid. The total value of such securities as of October 31, 2013 was $95,201 and represented 0.1% of Net Assets.

(B) Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2013, was $95,201 and represented 0.1% of Net Assets.

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 (a)	Total
Common Stock	$93,907,976	$—	$95,201	$94,003,177
Total Investments in Securities	$93,907,976	$—	$95,201	$94,003,177

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2013, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

52

Schedule of Investments	October 31, 2013

Global X FTSE Norway 30 ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 9 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
NORWAY— 95.3%
Basic Materials — 8.1%
Norsk Hydro (A)	588,245	$2,628,454
Yara International	88,713	3,829,842
		6,458,296
Consumer Goods — 9.6%
Aker, Cl A	17,830	561,582
Austevoll Seafood	54,400	338,113
Cermaq	39,137	693,586
Marine Harvest (A)	1,852,840	2,172,470
Orkla	489,131	3,964,450
		7,730,201
Consumer Services — 5.0%
Norwegian Air Shuttle *	7,721	317,631
Schibsted	60,312	3,687,785
		4,005,416
Financials — 18.3%
DnB	574,865	10,187,762
Gjensidige Forsikring	125,634	2,344,670
SpareBank 1 SR Bank	76,393	686,543
Storebrand *	241,770	1,561,156
		14,780,131
Health Care — 1.6%
Algeta *	31,448	1,249,351
Industrials — 1.2%
Tomra Systems	109,379	1,005,955

The accompanying notes are an integral part of the financial statements.

53

Schedule of Investments	October 31, 2013

Global X FTSE Norway 30 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Oil & Gas — 40.0%
Aker Solutions	120,053	$1,659,714
BW Offshore	280,564	385,048
Det Norske Oljeselskap *	57,601	820,514
DNO International *	757,211	2,145,816
Fred Olsen Energy	17,360	731,079
Kvaerner	120,785	196,809
Petroleum Geo-Services	162,237	1,967,649
ProSafe	141,470	1,213,167
Seadrill	188,967	8,745,166
Statoil	513,630	12,165,500
TGS Nopec Geophysical	77,713	2,138,297
		32,168,759
Technology — 1.8%
Atea	67,292	746,050
Opera Software	61,990	749,747
		1,495,797
Telecommunications — 9.7%
Telenor	324,182	7,787,273
TOTAL NORWAY		76,681,179

UNITED KINGDOM— 4.5%
Oil & Gas — 4.5%
Subsea 7	173,281	3,664,689
TOTAL COMMON STOCK
(Cost $74,322,231)		80,345,868

REPURCHASE AGREEMENTS — 3.3%
Barclays
0.080%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $2,503,446 (collateralized by U.S. Treasury Bills, ranging in par value $909,318 - $1,644,670, 0.000%, 01/09/14-04/03/14 with a total market value of $2,553,510) (B)	$2,503,440	2,503,440
Deutsche Bank
0.090%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price 131,761 (collateralized by U.S. Treasury Bills, par value $131,760, 2.375%, 09/30/14 with a total market value of $134,442) (B)	131,760	131,760
TOTAL REPURCHASE AGREEMENTS
(Cost $2,635,200)		2,635,200

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 11/01/13
(Cost $152,039)	152,039	152,039
TOTAL INVESTMENTS — 103.3%
(Cost $77,109,470)		$83,133,107

The accompanying notes are an integral part of the financial statements.

54

Schedule of Investments	October 31, 2013

Global X FTSE Norway 30 ETF

Percentages are based on Net Assets of $80,464,774.

* Non-income producing security.

Cl — Class

(A)	This security or a partial position of this security is on loan at October 31, 2013. The total value of securities on loan at October 31, 2013 was $2,470,566.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2013 was $2,635,200.

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$80,345,868	$—	$—	$80,345,868
Repurchase Agreements	—	2,635,200	—	2,635,200
Time Deposit	—	152,039	—	152,039
Total Investments in Securities	$80,345,868	$2,787,239	$—	$83,133,107

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

55

Schedule of Investments	October 31, 2013

Global X FTSE Nordic Region ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.9%

DENMARK— 17.6%
Consumer Goods — 1.8%
Carlsberg, Cl B	10,365	$1,034,943
Financials — 3.0%
Danske Bank *	71,503	1,670,020
Health Care — 10.5%
Novo Nordisk ADR	35,160	5,860,117
Industrials — 2.3%
A P Moller - Maersk, Cl B	133	1,286,843
TOTAL DENMARK		9,851,923

FINLAND— 13.6%
Financials — 3.9%
Sampo, Cl A	46,571	2,206,164
Industrials — 2.9%
Kone, Cl B	18,684	1,647,671
Technology — 5.0%
Nokia ADR *	366,545	2,796,738
Utilities — 1.8%
Fortum	44,489	990,645
TOTAL FINLAND		7,641,218

NORWAY— 15.4%
Basic Materials — 1.8%
Norsk Hydro	76,913	343,670
Yara International	15,526	670,276
		1,013,946

The accompanying notes are an integral part of the financial statements.

56

Schedule of Investments	October 31, 2013

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued

Consumer Goods — 1.1%
Orkla	76,868	$623,022
Financials — 3.3%
DnB	105,981	1,878,196
Oil & Gas — 6.6%
Seadrill	34,567	1,599,719
Statoil ADR	87,381	2,064,813
		3,664,532
Telecommunications — 2.6%
Telenor	59,820	1,436,954
TOTAL NORWAY		8,616,650

SWEDEN— 53.3%
Consumer Goods — 2.9%
Svenska Cellulosa, Cl B	57,503	1,632,789
Consumer Services — 6.6%
Hennes & Mauritz, Cl B	85,655	3,701,114
Financials — 20.6%
Investor, Cl B	44,811	1,439,750
Nordea Bank	286,618	3,671,159
Skandinaviska Enskilda Banken, Cl A	143,925	1,743,522
Svenska Handelsbanken, Cl A	43,357	1,964,432
Swedbank, Cl A	103,370	2,695,894
		11,514,757
Industrials — 14.3%
Assa Abloy, Cl B	30,749	1,526,524
Atlas Copco, Cl A	61,343	1,702,066
Sandvik	98,306	1,330,458
Scania, Cl B	30,384	609,551
SKF, Cl B	40,920	1,084,245
Volvo, Cl B	136,798	1,757,461
		8,010,305
Technology — 5.7%
Ericsson ADR	268,562	3,220,058
Telecommunications — 3.2%
TeliaSonera	214,481	1,777,398
TOTAL SWEDEN		29,856,421
TOTAL COMMON STOCK
(Cost $48,160,642)		55,966,212

The accompanying notes are an integral part of the financial statements.

57

Schedule of Investments	October 31, 2013

Global X FTSE Nordic Region ETF

	Face Amount	Value
TIME DEPOSITS — 0.0%
Brown Brothers Harriman
0.628%, 11/01/13 NOK	9	$2
0.360%, 11/01/13 SEK	42	6
TOTAL TIME DEPOSITS
(Cost $8)		8

TOTAL INVESTMENTS — 99.9%
(Cost $48,160,650)		$55,966,220

Percentages are based on Net Assets of $56,014,679.

* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

NOK — Norwegian Krone

SEK — Swedish Krona

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,966,212	$—	$—	$55,966,212
Time Deposits	—	8	—	8
Total Investments in Securities	$55,966,212	$8	$—	$55,966,220

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

58

Schedule of Investments	October 31, 2013

Global X Central Asia & Mongolia Index ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.6%
CANADA— 17.1%
Basic Materials — 17.1%
Centerra Gold	30,314	$121,239
Dundee Precious Metals *	13,074	55,799
SouthGobi Resources *	6,300	7,963
Turquoise Hill Resources *	10,377	50,017
TOTAL CANADA		235,018
CHINA— 4.2%
Oil & Gas — 4.2%
SPT Energy Group	103,700	57,113
HONG KONG— 1.0%
Basic Materials — 1.0%
Mongolia Energy *	398,600	13,881
KAZAKHSTAN— 25.7%
Financials — 5.3%
Halyk Savings Bank of Kazakhstan JSC GDR	8,874	72,767
Oil & Gas — 14.3%
KazMunaiGas Exploration Production JSC GDR	8,533	121,083
Zhaikmunai GDR	5,773	75,049
		196,132
Telecommunications — 6.1%
KCell JSC GDR	4,845	83,819
TOTAL KAZAKHSTAN		352,718
MONGOLIA— 2.3%
Basic Materials — 2.3%
Mongolian Mining *	189,900	31,107
SWEDEN— 5.3%
Telecommunications — 5.3%
TeliaSonera	8,826	73,141

The accompanying notes are an integral part of the financial statements.

59

Schedule of Investments	October 31, 2013

Global X Central Asia & Mongolia Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED ARAB EMIRATES— 5.0%
Oil & Gas — 5.0%
Dragon Oil	7,338	$69,301
UNITED KINGDOM— 39.0%
Basic Materials — 25.8%
Central Asia Metals	7,400	18,629
Eurasian Natural Resources *	35,600	128,576
Kazakhmys	28,584	120,034
Kryso Resources *	31,600	19,317
Polymetal International	7,020	67,479
		354,035
Financials — 10.8%
Bank of Georgia Holdings	4,684	148,255
Oil & Gas — 2.4%
Max Petroleum *	159,500	9,795
Tethys Petroleum *	37,200	23,411
		33,206
TOTAL UNITED KINGDOM		535,496
TOTAL COMMON STOCK
(Cost $1,497,704)		1,367,775
U.S. TREASURY OBLIGATION — 10.9%
United States Treasury Bills
0.015%, 11/07/13(A)
(Cost $150,000)	$150,000	150,000
TOTAL INVESTMENTS — 110.5%
(Cost $1,647,704)		$1,517,775

Percentages are based on Net Assets of $1,373,626.

*      Non-income producing security.

GDR — Global Depositary Receipt

(A) The rate reported on the Schedule of Investments is the effective yield at time of purchase.

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

60

Schedule of Investments	October 31, 2013

Global X Nigeria Index ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 97.4%
CANADA— 1.5%
Oil & Gas — 1.5%
Mart Resources	87,932	$90,239
FRANCE— 1.1%
Oil & Gas — 1.1%
MPI	15,565	67,838
ITALY— 5.1%
Oil & Gas — 5.1%
Saipem	12,980	304,184
NIGERIA— 69.7%
Consumer Goods — 21.3%
Dangote Sugar Refinery	665,100	45,987
Flour Mills of Nigeria	213,100	114,065
Guinness Nigeria *	126,300	200,426
Nestle Nigeria	40,300	279,156
Nigerian Breweries	391,700	431,659
PZ Cussons Nigeria	263,400	62,400
Unilever Nigeria	367,000	140,976
		1,274,669
Financials — 40.8%
Access Bank	3,875,100	236,459
Diamond Bank *	2,147,500	89,930
Ecobank Transnational	48,911	4,275
FBN Holdings	4,105,700	418,844
Fidelity Bank	6,175,000	103,046
First City Monument Bank *	3,560,520	80,269
Guaranty Trust Bank	3,358,700	535,108
Intercontinental Wapic Insurance *	826,916	4,687
Skye Bank	2,812,400	72,612
Transnational Corp of Nigeria *	1,552,000	17,787
UAC of Nigeria	346,580	144,045
United Bank for Africa	5,238,762	257,979

The accompanying notes are an integral part of the financial statements.

61

Schedule of Investments	October 31, 2013

Global X Nigeria Index ETF

	Shares/Face Amount (1)	Value
COMMON STOCK — continued
Financials — continued
Zenith Bank	3,452,600	$468,319
		2,433,360
Industrials — 6.1%
Dangote Cement	170,600	204,118
Lafarge Cement WAPCO Nigeria	246,600	158,411
		362,529
Oil & Gas — 1.5%
Oando	1,321,900	92,816
TOTAL NIGERIA		4,163,374
NORWAY— 5.1%
Oil & Gas — 5.1%
TGS Nopec Geophysical	10,980	302,118
UNITED KINGDOM— 10.2%
Oil & Gas — 10.2%
Afren *	117,300	296,602
Essar Energy *	21,000	40,137
Subsea 7	12,741	269,457
TOTAL UNITED KINGDOM		606,196
UNITED STATES— 4.7%
Oil & Gas — 4.7%
SEACOR Holdings *	2,853	279,024
TOTAL COMMON STOCK
(Cost $6,098,666)		5,812,973

TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 11/01/13	13,096	13,096
0.628%, 11/01/13 NOK	2	—
TOTAL TIME DEPOSITS
(Cost $13,096)		13,096
TOTAL INVESTMENTS — 97.6%
(Cost $6,111,762)		$5,826,069

Percentages are based on Net Assets of $5,969,534.

*      Non-income producing security.

NOK — Norwegian Krone

(1) In U.S. Dollars unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

62

Schedule of Investments	October 31, 2013

Global X Nigeria Index ETF

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,812,973	$—	$—	$5,812,973
Time Deposits	—	13,096	—	13,096
Total Investments in Securities	$5,812,973	$13,096	$—	$5,826,069

For the period ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

63

Statements of Assets and Liabilities
October 31, 2013

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Assets:
Cost of Investments	$170,368,199	$4,184,120	$41,364,809	$5,321,431
Cost of Repurchase Agreements	15,499,984	—	—	—
Investments, at Value	$170,466,880 *	$4,520,535	$42,509,461	$4,245,690
Repurchase Agreements, at Value	15,499,984	—	—	—
Cash	—	—	632	—
Receivable for Investment Securities Sold	20,230,814	526,856	3,821,482	597,569
Dividend and Interest Receivable	128,175	—	71,776	—
Due from Broker	33,640	—	—	—
Receivable for Capital Shares Sold	1,386,206	—	647,500	—
Total Assets	207,745,699	5,047,391	47,050,851	4,843,259

Liabilities:

Payable for Investment Securities Purchased	19,992,336	510,572	4,511,858	592,705
Obligation to Return Securities Lending Collateral	15,499,984	—	—	—
Payable for Capital Shares Redeemed	1,604,502	—	—	—
Payable due to Investment Adviser	94,989	2,469	21,047	2,309
Total Liabilities	37,191,811	513,041	4,532,905	595,014
Net Assets	$170,553,888	$4,534,350	$42,517,946	$4,248,245
Net Assets Consist of:
Paid-in Capital	$181,541,141	$4,583,633	$42,500,945	$6,514,000
Undistributed Net Investment Income	1,780,604	85,001	243,279	50,774
Accumulated Net Realized Loss on Investments	(12,866,060)	(470,698)	(1,370,934)	(1,240,865)
Net Unrealized Appreciation/(Depreciation) on Investments	98,681	336,415	1,144,652	(1,075,741)
Net Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	(478)	(1)	4	77
Net Assets	$170,553,888	$4,534,350	$42,517,946	$4,248,245
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	10,750,000	300,000	3,200,000	350,000

Net Asset Value, Offering and Redemption Price Per Share	$15.87	$15.11	$13.29	$12.14

*Includes Market Value of Securities on Loan	$12,858,803	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

64

Statements of Assets and Liabilities
October 31, 2013

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X ASEAN 40 ETF	Global X FTSE Andean 40 ETF
Assets:
Cost of Investments	$2,814,922	$8,972,992	$50,742,142	$11,717,111
Cost of Foreign Currency	—	—	13,854	2,458
Investments, at Value	$2,268,697	$10,331,209	$49,644,248	$10,385,659
Foreign Currency, at Value	—	—	13,854	2,446
Receivable for Investment Securities Sold	496,131	—	—	—
Dividend and Interest Receivable	1,891	—	163	584
Reclaim Receivable	—	—	3,179	—
Total Assets	2,766,719	10,331,209	49,661,444	10,388,689
Liabilities:
Payable for Investment Securities Purchased	496,488	—	—	—
Cash Overdraft	—	8,984	—	—
Payable due to Investment Adviser	1,251	4,771	27,125	6,399
Total Liabilities	497,739	13,755	27,125	6,399
Net Assets	$2,268,980	$10,317,454	$49,634,319	$10,382,290
Net Assets Consist of:
Paid-in Capital	$3,599,439	$9,937,286	$50,961,293	$12,256,967
Undistributed Net Investment Income	36,867	3,667	1,285,520	121,253
Accumulated Net Realized Loss on Investments	(821,168)	(981,716)	(1,514,352)	(664,463)
Net Unrealized Appreciation/(Depreciation) on Investments	(546,225)	1,358,217	(1,097,894)	(1,331,452)
Net Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	67	—	(248)	(15)
Net Assets	$2,268,980	$10,317,454	$49,634,319	$10,382,290
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	149,971	500,000	2,900,000	850,000

Net Asset Value, Offering and Redemption Price Per Share	$15.13	$20.63	$17.12	$12.21

The accompanying notes are an integral part of the financial statements.

65

Statements of Assets and Liabilities
October 31, 2013

	Global X FTSE Colombia 20 ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Assets:
Cost of Investments	$145,491,899	$12,484,761	$17,606,483	$2,845,545
Cost of Foreign Currency	125,685	2,908	6,778	—
Investments, at Value	$149,628,235 *	$12,356,226	$18,781,250	$2,421,581
Cash	13,364,891	—	—	—
Foreign Currency, at Value	125,070	2,875	6,649	—
Receivable for Investment Securities Sold	1,034,125	—	—	—
Dividend and Interest Receivable	63,971	41,447	11,280	4,634
Reclaim Receivable	—	—	—	139
Total Assets	164,216,292	12,400,548	18,799,179	2,426,354
Liabilities:
Obligation to Return Securities Lending Collateral	13,360,650	—	—	—
Payable for Capital Shares Redeemed	1,038,000	—	—	—
Payable due to Custodian	121,531	—	—	—
Payable due to Investment Adviser	71,557	7,330	12,630	1,598
Cash Overdraft	—	3,050	—	—
Total Liabilities	14,591,738	10,380	12,630	1,598
Net Assets	$149,624,554	$12,390,168	$18,786,549	$2,424,756
Net Assets Consist of:
Paid-in Capital	$169,626,762	$16,525,566	$20,702,181	$4,052,959
Undistributed Net Investment Income	2,094,412	487,665	150,412	15,512
Accumulated Net Realized Loss on Investments	(26,228,823)	(4,493,891)	(3,240,404)	(1,219,625)
Net Unrealized Appreciation/(Depreciation) on Investments	4,136,336	(128,535)	1,174,767	(423,964)
Net Unrealized Depreciation on Foreign Currency Translations	(4,133)	(637)	(407)	(126)
Net Assets	$149,624,554	$12,390,168	$18,786,549	$2,424,756
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,280,000	850,000	1,050,000	200,000

Net Asset Value, Offering and Redemption Price Per Share	$20.55	$14.58	$17.89	$12.12

*Includes Market Value of Securities on Loan	$13,076,096	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

66

Statements of Assets and Liabilities
October 31, 2013

	Global X FTSE Argentina 20 ETF	Global X FTSE Greece 20 ETF	Global X FTSE Norway 30 ETF		Global X FTSE Nordic Region ETF
Assets:
Cost of Investments	$7,219,929	$73,534,399	$74,474,270		$48,160,650
Cost of Repurchase Agreements	—	—	2,635,200		—
Investments, at Value	$7,408,299	$94,003,177	$80,497,907	*	$55,966,220
Repurchase Agreements, at Value	—	—	2,635,200		—
Receivable for Investment Securities Sold	—	986,787	—		—
Dividend and Interest Receivable	—	—	280		—
Receivable for Capital Shares Sold	—	106,861	—		—
Reclaim Receivable	—	—	—		182,996
Total Assets	7,408,299	95,096,825	83,133,387		56,149,216
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	2,635,200		—
Payable for Investment Securities Purchased	—	106,861	—		—
Cash Overdraft	808,825	975	—		110,916
Payable due to Investment Adviser	4,184	36,859	33,413		23,621
Payable due to Custodian	100	14,193	—		—
Total Liabilities	813,109	158,888	2,668,613		134,537
Net Assets	$6,595,190	$94,937,937	$80,464,774		$56,014,679
Net Assets Consist of:
Paid-in Capital	$8,050,557	$82,796,221	$77,477,579		$48,276,957
Undistributed Net Investment Income	4,223	53,064	1,818,785		1,143,775
Accumulated Net Realized Loss on Investments	(1,647,960)	(8,380,885)	(4,855,227)		(1,214,805)
Net Unrealized Appreciation on Investments	188,370	20,468,778	6,023,637		7,805,570
Net Unrealized Appreciation on Foreign Currency Translation	—	759	—		3,182
Net Assets	$6,595,190	$94,937,937	$80,464,774		$56,014,679
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	324,975	4,200,000	4,800,000		2,360,000

Net Asset Value, Offering and Redemption Price Per Share	$20.29	$22.60	$16.76		$23.74

*Includes Market Value of Securities on Loan	$—	$—	$2,470,566		$—

The accompanying notes are an integral part of the financial statements.

67

Statements of Assets and Liabilities
October 31, 2013

	Global X Central Asia & Mongolia Index ETF	Global X Nigeria Index ETF
Assets:
Cost of Investments	$1,647,704	$6,111,762
Investments at Value	$1,517,775	$5,826,069
Receivable for Capital Shares Sold	—	746,000
Receivable for Investment Securities Sold	—	178,113
Reclaim Receivable	1,009	—
Dividend and Interest Receivable	475	5,024
Total Assets	1,519,259	6,755,206
Liabilities:
Cash Overdraft	144,746	—
Payable due to Investment Adviser	791	2,963
Payable due to Custodian	96	—
Payable for Investment Securities Purchased	—	782,709
Total Liabilities	145,633	785,672
Net Assets	$1,373,626	$5,969,534
Net Assets Consist of:
Paid-in Capital	$1,471,879	$6,162,500
Undistributed Net Investment Income	48,449	76,054
Accumulated Net Realized Gain (Loss) on Investments	(16,750)	16,785
Net Unrealized Depreciation on Investments	(129,929)	(285,693)
Net Unrealized Depreciation on Foreign Currency Translation	(23)	(112)
Net Assets	$1,373,626	$5,969,534
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000	400,000

Net Asset Value, Offering and Redemption Price Per Share	$13.74	$14.92

The accompanying notes are an integral part of the financial statements.

68

Statements of Operations
For the year ended October 31, 2013

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Investment Income:
Dividend Income	$2,887,768	$127,600	$347,011	$89,995
Interest Income	136	3	4	2
Security Lending Income	402,269	—	—	—
Less: Foreign Taxes Withheld	(88,086)	(12,302)	(27,159)	(5,143)
Total Investment Income	3,202,087	115,301	319,856	84,854
Supervision and Administration Fees(1)	1,184,505	30,367	75,787	28,614
Total Expenses	1,184,505	30,367	75,787	28,614
Net Investment Income	2,017,582	84,934	244,069	56,240
Net Realized Gain (Loss) on:
Investments (2)	5,996,926	(83,635)	(163,659)	(227,765)
Foreign Currency Transactions	(1,285)	42	40	(187)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	5,995,641	(83,593)	(163,619)	(227,952)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	10,377,253	541,292	1,634,218	499,087
Foreign Currency Translation	(530)	(3)	5	(997)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	10,376,723	541,289	1,634,223	498,090
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translation	16,372,364	457,696	1,470,604	270,138
Net Increase in Net Assets Resulting from Operations	$18,389,946	$542,630	$1,714,673	$326,378

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

69

Statements of Operations
For the year ended October 31, 2013

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X ASEAN 40 ETF	Global X FTSE Andean 40 ETF
Investment Income:
Dividend Income	$57,593	$32,144	$1,740,049	$244,845
Interest Income	1	4	51	4,310
Less: Foreign Taxes Withheld	(2,890)	(2,091)	(75,500)	(25,184)
Total Investment Income	54,704	30,057	1,664,600	223,971
Supervision and Administration Fees(1)	15,464	24,612	319,807	66,248
Total Expenses	15,464	24,612	319,807	66,248
Net Investment Income	39,240	5,445	1,344,793	157,723
Net Realized Gain (Loss) on:
Investments (2)	(651,339)	(201,625)	404,667	(275,855)
Foreign Currency Transactions	130	(36)	32,543	3,351
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(651,209)	(201,661)	437,210	(272,504)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	480,223	1,654,249	(2,149,644)	(1,313,313)
Foreign Currency Translation	67	(1)	(200)	126
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Translation	480,290	1,654,248	(2,149,844)	(1,313,187)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translation	(170,919)	1,452,587	(1,712,634)	(1,585,691)
Net Increase(Decrease) in Net Assets Resulting from Operations	$(131,679)	$1,458,032	$(367,841)	$(1,427,968)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

70

Statements of Operations
For the year ended October 31, 2013

	Global X FTSE Colombia 20 ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Investment Income:
Dividend Income	$4,723,742	$637,677	$341,033	$104,020
Interest Income	115	8,562	12,183	4
Security Lending Income	89,769	—	—	—
Less: Foreign Taxes Withheld	(49,087)	—	—	—
Total Investment Income	4,764,539	646,239	353,216	104,024
Supervision and Administration Fees(1)	1,159,717	111,144	172,884	25,607
Custodian Fees	197,511	–	–	–
Total Expenses	1,357,228	111,144	172,884	25,607
Waiver of Supervision and Administration Fees	(84,928)	–	–	–
Net Expenses	1,272,300	111,144	172,884	25,607
Net Investment Income	3,492,239	535,095	180,332	78,417
Net Realized Gain (Loss) on:
Investments (2)	(6,181,802)	(941,975)	149,483	(633,542)
Foreign Currency Transactions	49,046	4,318	(6,530)	6,946
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(6,132,756)	(937,657)	142,953	(626,596)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(9,053,325)	(414,915)	(1,992,672)	366,383
Foreign Currency Translation	2,922	(543)	187	(126)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Translation	(9,050,403)	(415,458)	(1,992,485)	366,257
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translation	(15,183,159)	(1,353,115)	(1,849,532)	(260,339)
Net Decrease in Net Assets Resulting from Operations	$(11,690,920)	$(818,020)	$(1,669,200)	$(181,922)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

71

Statements of Operations
For the year ended October 31, 2013

	Global X FTSE Argentina 20 ETF	Global X FTSE Greece 20 ETF	Global X FTSE Norway 30 ETF	Global X FTSE Nordic Region ETF
Investment Income:
Dividend Income	$58,303	$706,835	$2,667,527	$1,421,237
Interest Income	1	40	42	24
Security Lending Income	—	—	159,643	18,221
Less: Foreign Taxes Withheld	(5,277)	(127,799)	(497,322)	(28,573)
Total Investment Income	53,027	579,076	2,329,890	1,410,909
Supervision and Administration Fees(1)	29,929	219,680	311,916	206,435
Custodian Fees	140	22,969	–	–
Total Expenses	30,069	242,649	311,916	206,435
Net Investment Income	22,958	336,427	2,017,974	1,204,474
Net Realized Gain (Loss) on:
Investments (2)	(754,449)	(1,132,594)	865,940	(453,320)
Foreign Currency Transactions	1,952	17,334	(4,165)	(8,778)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(752,497)	(1,115,260)	861,775	(462,098)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	1,578,925	16,321,043	5,669,971	9,572,544
Foreign Currency Translation	—	759	(72)	3,392
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	1,578,925	16,321,802	5,669,899	9,575,936
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translation	826,428	15,206,542	6,531,674	9,113,838
Net Increase in Net Assets Resulting from Operations	$849,386	$15,542,969	$8,549,648	$10,318,312

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

72

Statements of Operations
For the period ended October 31, 2013

	Global X Central Asia & Mongolia Index ETF(3)	Global X Nigeria Index ETF(3)
Investment Income:
Dividend Income	$60,926	$108,827
Interest Income	—	2
Less: Foreign Taxes Withheld	(5,980)	(12,197)
Total Investment Income	54,946	96,632
Supervision and Administration Fees(1)	6,526	15,495
Custodian Fees	96	5,469
Total Expenses	6,622	20,964
Waiver of Supervision and Administration Fees	—	(5,469)
Net Expenses	6,622	15,495
Net Investment Income	48,324	81,137
Net Realized Gain (Loss) on:
Investments (2)	(70,371)	16,785
Foreign Currency Transactions	125	(5,083)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(70,246)	11,702
Net Change in Unrealized Depreciation on:
Investments	(129,929)	(285,693)
Foreign Currency Translation	(23)	(112)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(129,952)	(285,805)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translation	(200,198)	(274,103)
Net Decrease in Net Assets Resulting from Operations	$(151,874)	$(192,966)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(3)	The Fund commenced operations on April 2, 2013.

 The accompanying notes are an integral part of the financial statements.

73

Statements of Changes in Net Assets

	Global X China Consumer ETF		Global X China Energy ETF
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2012
Operations:
Net Investment Income	$2,017,582	$2,143,351	$84,934	$88,567
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	5,995,641	(24,420,329)	(83,593)	(251,146)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	10,376,723	11,897,215	541,289	183,932
Net Increase (Decrease) in Net Assets Resulting from Operations	18,389,946	(10,379,763)	542,630	21,353
Dividends and Distributions from:
Net Investment Income	(2,128,638)	(487,644)	(88,625)	(78,332)
Total Dividends and Distributions	(2,128,638)	(487,644)	(88,625)	(78,332)
Capital Share Transactions:
Issued	84,722,000	61,626,500	—	1,388,000
Redeemed	(57,144,000)	(60,902,500)	(736,000)	(1,336,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	27,578,000	724,000	(736,000)	51,500
Total Increase (Decrease) in Net Assets	43,839,308	(10,143,407)	(281,995)	(5,479)
Net Assets:
Beginning of Year	126,714,580	136,857,987	4,816,345	4,821,824
End of Year	$170,553,888	$126,714,580	$4,534,350	$4,816,345
Undistributed Net Investment Income	$1,780,604	$1,588,304	$85,001	$88,650
Share Transactions:
Issued	5,750,000	4,250,000	—	100,000
Redeemed	(4,050,000)	(4,150,000)	(50,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,700,000	100,000	(50,000)	—

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

74

Statements of Changes in Net Assets

	Global X China Financials ETF		Global X China Industrials ETF
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2012
Operations:
Net Investment Income	$244,069	$185,315	$56,240	$65,072
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(163,619)	521,875	(227,952)	(945,050)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	1,634,223	152,783	498,090	892,011
Net Increase in Net Assets Resulting from Operations	1,714,673	859,973	326,378	12,033
Dividends and Distributions from:
Net Investment Income	(186,317)	(14,611)	(64,616)	(8,938)
Total Dividends and Distributions	(186,317)	(14,611)	(64,616)	(8,938)
Capital Share Transactions:
Issued	38,748,500	3,928,000	—	—
Redeemed	(3,771,500)	(9,684,500)	(574,500)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	34,977,000	(5,756,500)	(574,500)	—
Total Increase (Decrease) in Net Assets	36,505,356	(4,911,138)	(312,738)	3,095
Net Assets:
Beginning of Year	6,012,590	10,923,728	4,560,983	4,557,888
End of Year	$42,517,946	$6,012,590	$4,248,245	$4,560,983
Undistributed Net Investment Income	$243,279	$185,487	$50,774	$59,337
Share Transactions:
Issued	3,000,000	350,000	—	—
Redeemed	(300,000)	(850,000)	(50,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,700,000	(500,000)	(50,000)	—

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

75

Statements of Changes in Net Assets

	Global X China Materials ETF			Global X NASDAQ China Technology ETF
	Year Ended October 31, 2013		Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2012
Operations:
Net Investment Income	$39,240		$37,835	$5,445	$14,122
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(651,209)		(924,388)	(201,661)	(146,960)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	480,290		439,407	1,654,248	(284,138)
Net Increase (Decrease) in Net Assets Resulting from Operations	(131,679)		(447,146)	1,458,032	(416,976)
Dividends and Distributions from:
Net Investment Income	(40,384)		—	(16,025)	(57,614)
Total Dividends and Distributions	(40,384)		—	(16,025)	(57,614)
Capital Share Transactions:
Issued	—		898,000	6,121,500	1,391,000
Redeemed	(438)		(884,000)	—	(2,776,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	(438)		14,000	6,121,500	(1,385,500)
Total Increase (Decrease) in Net Assets	(172,501)		(433,146)	7,563,507	(1,860,090)
Net Assets:
Beginning of Year	2,441,481		2,874,627	2,753,947	4,614,037
End of Year	$2,268,980		$2,441,481	$10,317,454	$2,753,947
Undistributed Net Investment Income	$36,867		$37,881	$3,667	$14,283
Share Transactions:
Issued	—		100,000	300,000	100,000
Redeemed	(29	)(2)	(100,000)	—	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(29)		—	300,000	(100,000)

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

(2)	Adjusted to reflect the effect of a 1 for 2 share split on May 16, 2013. (See Note 8 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

76

Statements of Changes in Net Assets

	Global X ASEAN 40 ETF		Global X FTSE Andean 40 ETF
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2012
Operations:
Net Investment Income	$1,344,793	$880,478	$157,723	$129,929
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	437,210	(639,423)	(272,504)	(212,252)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(2,149,844)	2,392,834	(1,313,187)	442,908
Net Increase (Decrease) in Net Assets Resulting from Operations	(367,841)	2,633,889	(1,427,968)	360,585
Dividends and Distributions from:
Net Investment Income	(806,416)	(517,045)	(155,634)	(120,234)
Total Dividends and Distributions	(806,416)	(517,045)	(155,634)	(120,234)
Capital Share Transactions:
Issued	40,455,000	8,732,000	3,345,500	2,269,000
Redeemed	(22,302,500)	(1,455,000)	—	(695,000)
Increase in Net Assets from Capital Share Transactions	18,152,500	7,277,000	3,345,500	1,574,000
Total Increase in Net Assets	16,978,243	9,393,844	1,761,898	1,814,351
Net Assets:
Beginning of Year	32,656,076	23,262,232	8,620,392	6,806,041
End of Year	$49,634,319	$32,656,076	$10,382,290	$8,620,392
Undistributed Net Investment Income	$1,285,520	$639,906	$121,253	$114,701
Share Transactions:
Issued	2,300,000	550,000	250,000	150,000
Redeemed	(1,350,000)	(100,000)	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	950,000	450,000	250,000	100,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

77

Statements of Changes in Net Assets

	Global X FTSE Colombia 20 ETF		Global X Brazil Mid Cap ETF
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2012
Operations:
Net Investment Income	$3,492,239	$3,105,851	$535,095	$662,219
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(6,132,756)	(4,740,110)	(937,657)	(1,901,725)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(9,050,403)	17,279,659	(415,458)	1,685,394
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,690,920)	15,645,400	(818,020)	445,888
Dividends and Distributions from:
Net Investment Income	(3,654,817)	(1,467,527)	(544,000)	(495,614)
Total Dividends and Distributions	(3,654,817)	(1,467,527)	(544,000)	(495,614)
Capital Share Transactions:
Issued	42,301,000	136,925,500	—	1,448,000
Redeemed	(59,709,500)	(110,337,500)	(7,242,000)	(3,733,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	(17,408,500)	26,588,000	(7,242,000)	(2,285,500)
Total Increase (Decrease) in Net Assets	(32,754,237)	40,765,873	(8,604,020)	(2,335,226)
Net Assets:
Beginning of Year	182,378,791	141,612,918	20,994,188	23,329,414
End of Year	$149,624,554	$182,378,791	$12,390,168	$20,994,188
Undistributed Net Investment Income	$2,094,412	$2,059,597	$487,665	$492,252
Share Transactions:
Issued	2,000,000	6,400,000	—	100,000
Redeemed	(3,050,000)	(5,450,000)	(500,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,050,000)	950,000	(500,000)	(150,000)

(1)	Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

78

Statements of Changes in Net Assets

	Global X Brazil Consumer ETF		Global X Brazil Financials ETF
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2012
Operations:
Net Investment Income	$180,332	$241,816	$78,417	$120,320
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	142,953	(1,566,256)	(626,596)	(686,342)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(1,992,485)	5,437,960	366,257	8,774
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,669,200)	4,113,520	(181,922)	(557,248)
Dividends and Distributions from:
Net Investment Income	(293,164)	(392,931)	(149,310)	(256,178)
Total Dividends and Distributions	(293,164)	(392,931)	(149,310)	(256,178)
Capital Share Transactions:
Issued	—	13,388,000	—	—
Redeemed	(4,508,500)	(21,212,500)	(1,089,000)	(2,803,000)
Decrease in Net Assets from Capital Share Transactions	(4,508,500)	(7,824,500)	(1,089,000)	(2,803,000)
Total Decrease in Net Assets	(6,470,864)	(4,103,911)	(1,420,232)	(3,616,426)
Net Assets:
Beginning of Year	25,257,413	29,361,324	3,844,988	7,461,414
End of Year	$18,786,549	$25,257,413	$2,424,756	$3,844,988
Undistributed Net Investment Income	$150,412	$269,774	$15,512	$77,358
Share Transactions:
Issued	—	750,000	—	—
Redeemed	(250,000)	(1,200,000)	(100,000)	(200,000)
Net Decrease in Shares Outstanding from Share Transactions	(250,000)	(450,000)	(100,000)	(200,000)

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

79

Statements of Changes in Net Assets

	Global X FTSE Argentina 20 ETF			Global X FTSE Greece 20 ETF
	Year Ended October 31, 2013		Year Ended October 31, 2012	Year Ended October 31, 2013	Period Ended October 31, 2012(1)
Operations:
Net Investment Income	$22,958		$42,329	$336,427	$117,722
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(752,497)		(457,569)	(1,115,260)	14,471
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	1,578,925		(393,454)	16,321,802	4,147,735
Net Increase (Decrease) in Net Assets Resulting from Operations	849,386		(808,694)	15,542,969	4,279,928
Dividends and Distributions from:
Net Investment Income	(31,297)		(102,814)	(30,671)	(4,711)
Net Realized Gains	—		—	(17,078)	—
Total Dividends and Distributions	(31,297)		(102,814)	(47,749)	(4,711)
Capital Share Transactions:
Issued	2,832,000		—	72,034,500	23,308,000
Redeemed	(443)		—	(18,455,000)	(1,720,000)
Increase in Net Assets from Capital Share Transactions	2,831,557		—	53,579,500	21,588,000
Total Increase (Decrease) in Net Assets	3,649,646		(911,508)	69,074,720	25,863,217
Net Assets:
Beginning of Period	2,945,544		3,857,052	25,863,217	—
End of Period	$6,595,190		$2,945,544	$94,937,937	$25,863,217
Undistributed Net Investment Income	$4,223		$10,610	$53,064	$30,671
Share Transactions:
Issued	150,000	(2)	—	3,700,000	1,700,000
Redeemed	(25	)(2)	—	(1,100,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	149,975		—	2,600,000	1,600,000

(1)	Commenced operations on December 7, 2011.

(2)	Adjusted to reflect the effect of a 1 for 2 share split on May 16, 2013. (See Note 8 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

80

Statements of Changes in Net Assets

	Global X FTSE Norway 30 ETF		Global X FTSE Nordic Region ETF
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Year Ended October 31, 2012
Operations:
Net Investment Income	$2,017,974	$1,805,432	$1,204,474	$731,475
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	861,775	(5,402,275)	(462,098)	(339,377)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	5,669,899	6,129,970	9,575,936	1,941,642
Net Increase in Net Assets Resulting from Operations	8,549,648	2,533,127	10,318,312	2,333,740
Dividends and Distributions from:
Net Investment Income	(1,583,434)	(1,360,544)	(698,310)	(742,231)
Net Realized Gains	—	—	—	(90,580)
Total Dividends and Distributions	(1,583,434)	(1,360,544)	(698,310)	(832,811)
Capital Share Transactions:
Issued	29,239,000	14,196,000	20,101,500	1,653,000
Redeemed	(16,869,000)	(28,947,000)	—	(5,865,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	12,370,000	(14,751,000)	20,101,500	(4,212,500)
Total Increase (Decrease) in Net Assets	19,336,214	(13,578,417)	29,721,502	(2,711,571)
Net Assets:
Beginning of Year	61,128,560	74,706,977	26,293,177	29,004,748
End of Year	$80,464,774	$61,128,560	$56,014,679	$26,293,177
Undistributed Net Investment Income	$1,818,785	$1,388,410	$1,143,775	$644,769
Share Transactions:
Issued	1,850,000	950,000	950,000	100,000
Redeemed	(1,100,000)	(2,250,000)	—	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	750,000	(1,300,000)	950,000	(250,000)

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

81

Statements of Changes in Net Assets

	Global X Central Asia & Mongolia Index ETF	Global X Nigeria Index ETF
	Period Ended October 31, 2013(1)	Period Ended October 31, 2013(1)
Operations:
Net Investment Income	$48,324	$81,137
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(70,246)	11,702
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(129,952)	(285,805)
Net Decrease in Net Assets Resulting from Operations	(151,874)	(192,966)
Capital Share Transactions:
Issued	2,207,000	6,162,500
Redeemed	(681,500)	—
Increase in Net Assets from Capital Share Transactions	1,525,500	6,162,500
Total Increase in Net Assets	1,373,626	5,969,534
Net Assets:
Beginning of Period	—	—
End of Period	$1,373,626	$5,969,534
Undistributed Net Investment Income	$48,449	$76,054
Share Transactions:
Issued	150,000	400,000
Redeemed	(50,000)	—
Net Increase in Shares Outstanding from Share Transactions	100,000	400,000

(1)	Commenced operations on April 2, 2013.

The accompanying notes are an integral part of the financial statements.

82

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Net Realized Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)
Global X China Consumer ETF
2013	14.00	0.16	1.88	2.04	(0.17)	—	(0.17)	15.87	14.66	170,554	0.65		1.11		27.76
2012	15.29	0.24	(1.47)	(1.23)	(0.06)	—	(0.06)	14.00	(8.06)	126,715	0.65		1.73		17.32
2011	20.33	0.17	(5.02)	(4.85)	(0.19)	—	(0.19)	15.29	(23.99)	136,858	0.65		0.98		12.37
2010(1)	15.65	0.17	4.51	4.68	—	—	—	20.33	29.90	174,875	0.65	†	1.03	†	3.91	††
Global X China Energy ETF
2013	13.76	0.26	1.34	1.60	(0.25)	—	(0.25)	15.11	11.72	4,534	0.65		1.82		24.41
2012	13.78	0.25	(0.01)	0.24	(0.26)	—	(0.26)	13.76	1.87	4,816	0.65		1.85		17.22
2011	15.72	0.27	(2.07)	(1.80)	(0.14)	—	(0.14)	13.78	(11.57)	4,822	0.65		1.70		11.39
2010(2)	15.02	0.23	0.47	0.70	—	—	—	15.72	4.66	4,717	0.65	†	1.80	†	20.55	††
Global X China Financials ETF
2013	12.03	0.27	1.36	1.63	(0.37)	—	(0.37)	13.29	13.61	42,518	0.65		2.09		33.49
2012	10.92	0.20	0.92	1.12	(0.01)	—	(0.01)	12.03	10.28	6,013	0.65		1.76		14.02
2011	14.77	0.03	(3.56)	(3.53)	(0.32)	—	(0.32)	10.92	(24.29)	10,924	0.65		0.25		41.54
2010(3)	14.90	0.27	(0.40)	(0.13)	—	—	—	14.77	(0.87)	70,158	0.65	†	2.26	†	14.42	††
Global X China Industrials ETF
2013	11.40	0.15	0.75	0.90	(0.16)	—	(0.16)	12.14	7.89	4,248	0.65		1.28		19.01
2012	11.39	0.16	(0.13)	0.03	(0.02)	—	(0.02)	11.40	0.30	4,561	0.65		1.48		23.00
2011	17.13	0.13	(5.64)	(5.51)	(0.23)	—	(0.23)	11.39	(32.56)	4,558	0.65		0.88		20.13
2010(1)	15.50	0.08	1.55	1.63	—	—	—	17.13	10.52	12,850	0.65	†	0.61	†	12.74	††
Global X China Materials ETF
2013(4)	16.28	0.17	(1.05)	(0.88)	(0.27)	—	(0.27)	15.13	(5.63)	2,269	0.65		1.65		31.07
2012(4)	19.16	0.25	(3.13)	(2.88)	—	—	—	16.28	(15.03)	2,441	0.65		1.50		50.30
2011(4)	29.18	0.01	(9.74)	(9.73)	(0.29)	—	(0.29)	19.16	(33.69)	2,875	0.65		0.05		36.82
2010(4)(5)	29.90	0.05	(0.77)	(0.72)	—	—	—	29.18	(2.41)	57,642	0.65	†	0.23	†	6.13	††
Global X NASDAQ China Technology ETF
2013	13.77	0.02	6.92	6.94	(0.08)	—	(0.08)	20.63	50.68	10,317	0.65		0.14		57.24
2012	15.38	0.05	(1.47)	(1.42)	(0.19)	—	(0.19)	13.77	(9.17)	2,754	0.65		0.35		53.45
2011	17.21	0.38	(2.05)	(1.67)	(0.03)	(0.13)	(0.16)	15.38	(9.81)	4,614	0.65		2.26		16.79
2010(6)	14.90	0.03	2.28	2.31	—	—	—	17.21	15.50	4,301	0.65	†	0.24	†	5.15	††
Global X ASEAN 40 ETF
2013	16.75	0.47	0.28 ^	0.75	(0.38)	—	(0.38)	17.12	4.50	49,634	0.65		2.73		24.07
2012	15.51	0.51	1.10	1.61	(0.37)	—	(0.37)	16.75	10.77	32,656	0.65		3.23		9.69
2011(7)	15.08	0.38	0.05	0.43	—	—	—	15.51	2.85	23,262	0.62	†	3.46	†	2.68	††

(1)	The Fund commenced operations on November 30, 2009.
(2)	The Fund commenced operations on December 15, 2009.
(3)	The Fund commenced operations on December 10, 2009.
(4)	Per share amounts have been restated for a 1 for 2 reverse share split. See Note 8 in the Notes to Financial Statements for additional information.
(5)	The Fund commenced operations on January 12, 2010.
(6)	The Fund commenced operations on December 8, 2009.
(7)	The Fund commenced operations on February 16, 2011.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

83

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Net Realized Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)
Global X FTSE Andean 40 ETF
2013	14.37	0.23	(2.13)	(1.90)	(0.26)	—	(0.26)	12.21	(13.52)	10,382	0.72		1.71		22.05
2012	13.61	0.23	0.77	1.00	(0.24)	—	(0.24)	14.37	7.63	8,620	0.72		1.65		25.80
2011(1)	14.88	0.19	(1.46)	(1.27)	—	—	—	13.61	(8.53)	6,806	0.72	†	1.81	†	15.83	††
Global X FTSE Colombia 20 ETF
2013	21.89	0.42	(1.31)	(0.89)	(0.45)	—	(0.45)	20.55	(4.21)	149,625	0.75	@	2.05		52.06
2012	19.19	0.39	2.52	2.91	(0.21)	—	(0.21)	21.89	15.41	182,379	0.78	@	1.92		61.70
2011	22.99	0.29	(3.88)	(3.59)	(0.13)	(0.08)	(0.21)	19.19	(15.69)	141,613	0.81	@	1.39		63.11
2010	13.92	0.16	9.44	9.60	(0.53)	—	(0.53)	22.99	71.28	196,355	0.86	@	0.77		40.95
2009(2)	7.50	0.25	6.17	6.42	—	—	—	13.92	85.60	6,960	0.86	†@	2.93	†	1.94	††
Global X Brazil Mid Cap ETF
2013	15.55	0.50	(1.02)	(0.52)	(0.45)	—	(0.45)	14.58	(3.52)	12,390	0.69		3.32		16.38
2012	15.55	0.47	(0.13)	0.34	(0.34)	—	(0.34)	15.55	2.42	20,994	0.69		2.98		34.81
2011	18.28	0.46	(2.94)	(2.48)	(0.23)	(0.02)	(0.25)	15.55	(13.73)	23,329	0.69		2.68		16.90
2010(3)	15.16	0.08	3.04	3.12	—	—	—	18.28	20.58	29,242	0.69	†	1.24	†	2.69	††
Global X Brazil Consumer ETF
2013	19.43	0.15	(1.45)	(1.30)	(0.24)	—	(0.24)	17.89	(6.80)	18,787	0.77		0.80		15.01
2012	16.78	0.14	2.73	2.87	(0.22)	—	(0.22)	19.43	17.49	25,257	0.77		0.83		49.88
2011	19.95	0.28	(3.42)	(3.14)	(0.02)	(0.01)	(0.03)	16.78	(15.74)	29,361	0.77		1.53		37.28
2010(4)	15.48	—	4.47	4.47	—	—	—	19.95	28.88	24,934	0.77	†	0.07	†	4.72	††
Global X Brazil Financials ETF
2013	12.82	0.30	(0.50)	(0.20)	(0.50)	—	(0.50)	12.12	(1.87)	2,425	0.77		2.36		14.87
2012	14.92	0.34	(1.80)	(1.46)	(0.64)	—	(0.64)	12.82	(9.79)	3,845	0.77		2.47		24.79
2011	17.40	0.46	(2.85)	(2.39)	(0.09)	—	(0.09)	14.92	(13.80)	7,461	0.77		2.85		37.24
2010(5)	15.08	0.05	2.27	2.32	—	—	—	17.40	15.38	7,829	0.77	†	1.15	†	—	††
Global X FTSE Argentina 20 ETF
2013(6)	16.84	0.10	3.53	3.63	(0.18)	—	(0.18)	20.29	21.73	6,595	0.74		0.57		26.52
2012(6)	22.04	0.24	(4.85)	(4.61)	(0.59)	—	(0.59)	16.84	(21.44)	2,946	0.74		1.25		29.51
2011(6)(7)	29.86	0.45	(8.27)	(7.82)	—	—	—	22.04	(26.19)	3,857	0.75	†	2.53	†	40.86	††

(1)	The Fund commenced operations on February 2, 2011.
(2)	The Fund commenced operations on February 5, 2009.
(3)	The Fund commenced operations on June 21, 2010.
(4)	The Fund commenced operations on July 7, 2010.
(5)	The Fund commenced operations on July 28, 2010.
(6)	Per share amounts have been restated for a 1 for 2 reverse share split. See Note 8 in the Notes to Financial Statements for additional information.
(7)	The Fund commenced operations on March 2, 2011.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	The Ratio of Expenses to Average Net Assets includes the effect of a waiver. If these expense offsets were excluded, the ratio would have been 0.80%, 0.83%, 0.83%, 0.86% and 0.86% for the years or periods ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

84

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Net Realized Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X FTSE Greece 20 ETF
2013	16.16	0.15	6.32	6.47	(0.02)	(0.01)	(0.03)	22.60	40.14	94,938	0.61		0.84		77.29
2012(1)	15.18	0.25	0.76	1.01	(0.03)	—	(0.03)	16.16	6.70	25,863	0.62	†	1.93	†	23.99	††
Global X FTSE Norway 30 ETF
2013	15.09	0.50	1.60	2.10	(0.43)	—	(0.43)	16.76	14.21	80,465	0.50		3.23		11.01
2012	13.96	0.49	1.00	1.49	(0.36)	—	(0.36)	15.09	11.24	61,129	0.50		3.52		23.39
2011(2)	14.80	0.44	(1.27)	(0.83)	(0.01)	—	(0.01)	13.96	(5.62)	74,707	0.50	†	3.03	†	24.26	††
Global X FTSE Nordic Region ETF
2013	18.65	0.62	4.97	5.59	(0.50)	—	(0.50)	23.74	30.54	56,015	0.50		2.92		8.95
2012	17.47	0.50	1.27	1.77	(0.53)	(0.06)	(0.59)	18.65	10.84	26,293	0.50		2.88		10.15
2011	19.22	0.53	(2.11)	(1.58)	(0.17)	—	(0.17)	17.47	(8.34)	29,005	0.50		2.74		3.59
2010	16.07	0.32	2.84	3.16	(0.01)	—	(0.01)	19.22	19.68	12,683	0.50		1.91		4.07
2009(3)	14.50	(0.02)	1.59	1.57	—	—	—	16.07	10.83	3,375	0.50	†	(0.50	)†	0.70	††
Global X Central Asia & Mongolia Index ETF
2013(4)	14.84	0.41	(1.51)	(1.10)	—	—	—	13.74	(7.41)	1,374	0.69	†	5.01	†	11.01	††
Global X Nigeria Index ETF
2013(4)	15.31	0.30	(0.69)	(0.39)	—	—	—	14.92	(2.55)	5,970	0.68	†@	3.54	†	5.44	††

(1)	The Fund commenced operations on December 7, 2011.
(2)	The Fund commenced operations on November 9, 2010.
(3)	The Fund commenced operations on August 17, 2009.
(4)	The Fund commenced operations on April 2, 2013.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	The Ratio of Expenses to Average Net Assets includes the effect of a waiver. If these expense offsets were excluded, the ratio would have been 0.92% for the period ended October 31, 2013.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

85

Notes to Financial Statements
October 31, 2013

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2013, the Trust had seventy-nine portfolios, thirty-six of which were operational. The financial statements herein and the related notes pertain to the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X FTSE ASEAN 40 ETF, Global X FTSE Andean 40 ETF, Global X FTSE Colombia 20 ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Greece 20 ETF, Global X FTSE Norway 30 ETF, Global X FTSE Nordic Region ETF, Global X Central Asia & Mongolia Index ETF and Global X Nigeria Index ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

86

Notes to Financial Statements
October 31, 2013 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disaster, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2013, there were securities valued using Fair Value Procedures of $857,027, $11,184, $6,839, $107,847, $103,368 and $95,201 in Global X China Consumer ETF, Global X China Materials ETF, Global X Colombia 20 ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF Funds, and Global X FTSE Greece 20 ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

87

Notes to Financial Statements
October 31, 2013 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2013, there have been no significant changes to the Funds’ fair valuation methodologies.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS —Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2013. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and BNY Mellon and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

88

Notes to Financial Statements
October 31, 2013 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

As of and during the year ended October 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes n the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares ("Shares") at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a "Creation Unit" or multiples thereof). Purchasers of Creation Units ("Authorized Participants") at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction payable to the Custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

89

Notes to Financial Statements
October 31, 2013 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit			Redemption
	Shares	Creation Fee	Value	Fee
Global X China Consumer ETF	50,000	$1,900	$793,500	$1,900
Global X China Energy ETF	50,000	1,900	755,500	1,900
Global X China Financials ETF	50,000	1,900	664,500	1,900
Global X China Industrials ETF	50,000	1,900	607,000	1,900
Global X China Materials ETF	50,000	1,900	756,500	1,900
Global X NASDAQ China Technology ETF	50,000	1,900	1,031,500	1,900
Global X FTSE ASEAN 40 ETF	50,000	2,300	856,000	2,300
Global X FTSE Andean 40 ETF	50,000	2,300	610,500	2,300
Global X FTSE Colombia 20 ETF	50,000	2,500	1,027,500	2,500
Global X Brazil Mid Cap ETF	50,000	1,900	729,000	1,900
Global X Brazil Consumer ETF	50,000	1,500	894,500	1,500
Global X Brazil Financials ETF	50,000	1,500	606,000	1,500
Global X FTSE Argentina 20 ETF	50,000	1,000	1,014,500	1,000
Global X FTSE Greece 20 ETF	50,000	1,000	1,130,000	1,000
Global X FTSE Norway 30 ETF	50,000	1,400	838,000	1,400
Global X FTSE Nordic Region ETF	50,000	1,400	1,187,000	1,400
Global X Central Asia & Mongolia Index ETF	50,000	2,700	687,000	2,700
Global X Nigeria Index ETF	50,000	2,300	746,000	2,300

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X FTSE Colombia 20 ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Greece 20 ETF, Global X Central Asia & Mongolia Index ETF and Global X Nigeria Index ETF pay custodial fees that are not covered by the Supervision and Administration Agreement. Pursuant to an agreement with the Custodian, the Global X FTSE Colombia 20 ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Greece 20 ETF, Global X Central Asia & Mongolia Index ETF and Global X Nigeria Index ETF may pay up to 0.11%, 0.01%, 0.10%, 0.01% and 0.24% respectively in Custody Fees (in addition to the Supervision and Administration Fee).

90

Notes to Financial Statements
October 31, 2013 (continued)

3. RELATED PARTY TRANSACTIONS (concluded)

Supervision and
Administration
Fee
Global X China Consumer ETF	0.65%
Global X China Energy ETF	0.65%
Global X China Financials ETF	0.65%
Global X China Industrials ETF	0.65%
Global X China Materials ETF	0.65%
Global X NASDAQ China Technology ETF	0.65%
Global X FTSE ASEAN 40 ETF	0.65%
Global X FTSE Andean 40 ETF	0.72%
Global X FTSE Colombia 20 ETF*	0.68%
Global X Brazil Mid Cap ETF	0.69%
Global X Brazil Consumer ETF	0.77%
Global X Brazil Financials ETF	0.77%
Global X FTSE Argentina 20 ETF	0.74%
Global X FTSE Greece 20 ETF	0.55%
Global X FTSE Norway 30 ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X Central Asia & Mongolia Index ETF	0.68%
Global X Nigeria Index ETF*	0.68%

*Pursuant to an Expense Limitation Agreement, the Adviser has agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.68% of the Fund’s average daily net assets per year until at least July 1, 2014 for the Global X FTSE Colombia 20 Fund and April 1, 2014 for the Global X Nigeria Index Fund. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.68% during the period in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser.

The Adviser and InterBolsa S.A. ("InterBolsa"), entered into an agreement dated January, 2009, pursuant to which InterBolsa agreed to provide certain marketing, marketing-related and other services with respect to the Global X FTSE Colombia 20 ETF. Under this agreement, InterBolsa agreed to make an initial payment to the Adviser regarding certain start up expenses for the Fund and the Adviser agreed to share with InterBolsa fifty percent (50%) of the Adviser’s legitimate profits and losses with respect to the Global X FTSE Colombia 20 ETF. The agreement was terminated on November 7, 2012.

91

Notes to Financial Statements
October 31, 2013 (continued)

3. RELATED PARTY TRANSACTIONS (concluded)

SEI Investments Global Fund Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2013, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X China Consumer ETF	$49,550,600	$49,844,064
Global X China Energy ETF	1,138,175	1,153,299
Global X China Financials ETF	4,364,429	4,297,053
Global X China Industrials ETF	830,839	872,876
Global X China Materials ETF	731,798	749,775
Global X NASDAQ China Technology ETF	2,297,878	2,295,168
Global X FTSE ASEAN 40 ETF	16,665,088	11,533,498
Global X FTSE Andean 40 ETF	3,556,545	2,026,601
Global X FTSE Colombia 20 ETF	88,241,481	97,794,858
Global X Brazil Mid Cap ETF	2,615,442	6,169,996
Global X Brazil Consumer ETF	3,328,329	6,901,135
Global X Brazil Financials ETF	484,988	1,270,770
Global X FTSE Argentina 20 ETF	1,203,484	1,086,959
Global X FTSE Greece 20 ETF	33,892,710	31,536,014
Global X FTSE Norway 30 ETF	7,278,996	6,904,917
Global X FTSE Nordic Region ETF	4,168,804	3,634,820
Global X Central Asia & Mongolia Index ETF	218,312	174,076
Global X Nigeria Index ETF	4,944,086	224,013

92

Notes to Financial Statements
October 31, 2013 (continued)

4. INVESTMENT TRANSACTIONS (concluded)

During the year or period ended October 31, 2013, there were no purchases or sales of long-term U.S. Government securities for the Funds.

For the year or period ended October 31, 2012 and October 31, 2013, in-kind transactions associated with creations and redemptions were, respectively:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X China Consumer ETF	$58,127,422	$60,602,543	$(14,971,205)
Global X China Energy ETF	1,387,260	1,337,430	(69,263)
Global X China Financials ETF	3,926,565	9,690,527	936,142
Global X China Materials ETF	898,865	884,664	(757,417)
Global X NASDAQ China Technology ETF	-	2,314,245	390,361
Global X FTSE ASEAN 40 ETF	6,222,348	1,021,509	(207,923)
Global X FTSE Andean 40 ETF	1,415,510	413,410	39,468
Global X FTSE Colombia 20 ETF	52,446,557	41,442,085	2,673,694
Global X Brazil Mid Cap ETF	270,057	2,599,515	135,361
Global X Brazil Consumer ETF	3,594,611	6,452,371	917,960
Global X Brazil Financials ETF	-	749,909	(130,497)
Global X FTSE Greece 20 ETF	18,896,843	1,718,402	195,351
Global X FTSE Norway 30 ETF	14,195,676	28,918,670	(3,714,967)
Global X FTSE Nordic Region ETF	1,652,853	5,863,959	415,958

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X China Consumer ETF	$84,769,686	$56,960,691	$8,039,568
Global X China Energy ETF	-	736,908	151,578
Global X China Financials ETF	38,715,376	3,760,719	306,039
Global X China Industrials ETF	-	571,688	20,684
Global X NASDAQ China Technology ETF	6,127,853	-	-
Global X FTSE ASEAN 40 ETF	30,200,196	16,631,937	1,496,471
Global X FTSE Andean ETF	1,803,820	-	-
Global X FTSE Colombia 20 ETF	14,471,052	19,928,936	(87,329)
Global X Brazil Mid Cap ETF	-	3,589,792	589,045
Global X Brazil Consumer ETF	-	1,031,963	50,747
Global X Brazil Financials ETF	-	325,739	(39,490)
Global X FTSE Argentina 20 ETF	2,735,472	-	-
Global X FTSE Greece 20 ETF	69,281,318	18,417,422	6,681,268
Global X FTSE Norway 30 ETF	29,193,965	16,855,364	2,326,541
Global X FTSE Nordic Region ETF	20,050,713	-	-
Global X Central Asia & Mongolia Index ETF	2,205,126	681,289	(53,621)
Global X Nigeria Index ETF	1,361,807	-	-

93

Notes to Financial Statements
October 31, 2013 (continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to utilization of earnings and profits on shareholder redemptions and distributions reclassifications, foreign currency, redemptions in-kind and sales of passive foreign investment companies, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2013.

Global X Funds	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Global X China Consumer ETF	$5,670,758	$303,356	$(5,974,114)
Global X China Energy ETF	149,485	42	(149,527)
Global X China Financials ETF	230,741	40	(230,781)
Global X China Industrials ETF	(30,553)	(187)	30,740
Global X China Materials ETF	–	130	(130)
Global X NASDAQ China Technology ETF	–	(36)	36
Global X FTSE ASEAN 40 ETF	1,389,159	107,237	(1,496,396)
Global X FTSE Andean 40 ETF	–	4,463	(4,463)
Global X FTSE Colombia 20 ETF	(90,337)	197,393	(107,056)
Global X Brazil Mid Cap ETF	573,364	4,318	(577,682)
Global X Brazil Consumer ETF	46,828	(6,530)	(40,298)
Global X Brazil Financials ETF	(39,489)	9,047	30,442
Global X FTSE Argentina 20 ETF	–	1,952	(1,952)
Global X FTSE Greece 20 ETF	7,292,593	(283,363)	(7,009,230)
Global X FTSE Norway 30 ETF	1,771,253	(4,165)	(1,767,088)
Global X FTSE Nordic Region ETF	–	(7,158)	7,158
Global X Central Asia & Mongolia Index ETF*	(53,621)	125	53,496
Global X Nigeria Index ETF*	–	(5,083)	5,083

 * Commenced operations April 2, 2013.

94

Notes to Financial Statements
October 31, 2013 (continued)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the periods ended October 31, 2013 and 2012 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals
Global X China Consumer ETF
2013	$2,128,638	$–	$2,128,638
2012	487,644	–	487,644
Global X China Energy ETF
2013	$88,625	$–	$88,625
2012	78,332	–	78,332
Global X China Financials ETF
2013	$186,317	$–	$186,317
2012	14,611	–	14,611
Global X China Industrials ETF
2013	$64,616	$–	$64,616
2012	8,938	–	8,938
Global X China Materials ETF
2013	$40,384	$–	$40,384
2012	–	–	–
Global X NASDAQ China Technology ETF
2013	$16,025	$–	$16,025
2012	57,614	–	57,614
Global X FTSE ASEAN 40 ETF
2013	$806,416	$–	$806,416
2012	517,045	–	517,045
Global X FTSE Andean 40 ETF
2013	$155,634	$–	$155,634
2012	120,234	–	120,234
Global X FTSE Colombia 20 ETF
2013	$3,654,817	$–	$3,654,817
2012	1,467,527	–	1,467,527
Global X Brazil Mid Cap ETF
2013	$544,000	$–	$544,000
2012	495,614	–	495,614
Global X Brazil Consumer ETF
2013	$293,164	$–	$293,164
2012	392,931	–	392,931
Global X Brazil Financials ETF
2013	$149,310	$–	$149,310
2012	256,178	–	256,178
Global X FTSE Argentina 20 ETF
2013	$31,297	$–	$31,297
2012	102,814	–	102,814
Global X FTSE Greece 20 ETF
2013	$47,749	$–	$47,749
2012	4,711	–	4,711
Global X FTSE Norway 30 ETF
2013	$1,583,434	$–	$1,583,434
2012	1,360,544	–	1,360,544
Global X FTSE Nordic Region ETF
2013	$698,310	$–	$698,310
2012	825,103	7,708	832,811
Global X Central Asia & Mongolia Index ETF*
2013	$–	$–	$–
Global X Nigeria Index ETF*
2013	$–	$–	$–

*Commenced operations April 2, 2013.

95

Notes to Financial Statements
October 31, 2013 (continued)

5. TAX INFORMATION (continued)

As of October 31, 2013, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF
Undistributed Ordinary Income	$1,981,740	$85,001	$243,280
Capital Loss Carryforwards	(6,049,213)	(458,715)	(926,122)
Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(6,919,782)	324,432	699,844
Other Temporary Differences	2	(1)	(1)
Total Accumulated Gains/(Losses)	$(10,987,253)	$(49,283)	$17,001

	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF
Undistributed Ordinary Income	$59,640	$36,867	$3,666
Capital Loss Carryforwards	(1,187,021)	(812,455)	(916,999)
Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(1,138,372)	(554,870)	1,293,501
Other Temporary Differences	(2)	(1)	—
Total Accumulated Gains/(Losses)	$(2,265,755)	$(1,330,459)	$380,168

	Global X FTSE ASEAN 40 ETF	Global X FTSE Andean 40 ETF	Global X FTSE Colombia 20 ETF
Undistributed Ordinary Income	$1,313,145	$137,847	$4,381,503
Capital Loss Carryforwards	(1,158,747)	(555,450)	(18,964,122)
Unrealized Depreciation on Investments and Foreign Currency	(1,481,370)	(1,457,074)	(5,419,585)
Other Temporary Differences	(2)	—	(4)
Total Accumulated Losses	$(1,326,974)	$(1,874,677)	$(20,002,208)

	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Undistributed Ordinary Income	$487,664	$150,412	$15,515
Capital Loss Carryforwards	(4,436,046)	(2,248,892)	(990,674)
Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(187,016)	182,847	(653,040)
Other Temporary Differences	—	1	(4)
Total Accumulated Losses	$(4,135,398)	$(1,915,632)	$(1,628,203)

	Global X FTSE Argentina 20 ETF	Global X FTSE Greece 20 ETF	Global X FTSE Norway 30 ETF
Undistributed Ordinary Income	$4,223	$118,988	$1,818,788
Capital Loss Carryforwards	(1,248,913)	—	(4,229,407)
Undistributed Long-Term Capital Gains	—	33,492	—
Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(210,675)	11,989,237	5,397,818
Other Temporary Differences	(2)	(1)	(4)
Total Accumulated Gains/(Losses)	$(1,455,367)	$12,141,716	$2,987,195

	Global X FTSE Nordic Region ETF	Global X Central Asia & Mongolia Index ETF*	Global X Nigeria Index ETF*
Undistributed Ordinary Income	$1,463,463	$52,316	$92,838
Capital Loss Carryforwards	(622,538)	(16,751)	—
Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	6,896,799	(133,819)	(285,805)
Other Temporary Differences	(2)	1	1
Total Accumulated Gains/(Losses)	$7,737,722	$(98,253)	$(192,966)

* Commenced operations April 2, 2013.

96

Notes to Financial Statements
October 31, 2013 (continued)

5. TAX INFORMATION (continued)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2013, the Funds that had capital loss carryforwards are listed below.

Expiration Date	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF
Oct. 2019	$1,341,121	$33,912	$—	$—	$—	$236,466
Oct. 2018	173,208	—	551,954	94,810	—	—
Total	$1,514,329	$33,912	$551,954	$94,810	$—	$236,466

Expiration Date	Global X FTSE ASEAN 40 ETF	Global X FTSE Andean 40 ETF	Global X FTSE Colombia 20 ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Oct. 2019	$—	$120,886	$8,249,654	$918,379	$563,593	$—
Oct. 2018	—	—	—	—	—	—
Total	$—	$120,886	$8,249,654	$918,379	$563,593	$—

Expiration Date	Global X Argentina 20 ETF	Global X FTSE Greece 20 ETF	Global X FTSE Norway 30 ETF	Global X FTSE Nordic Region ETF	Global X Central Asia & Mongolia Index ETF	Global X Nigeria Index ETF
Oct. 2019	$414,683	$—	$1,802,290	$—	$—	$—
Oct. 2018	—	—	—	—	—	—
Total	$414,683	$—	$1,802,290	$—	$—	$—

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X China Consumer ETF	$88,359	$4,446,525	$4,534,884
Global X China Energy ETF	33,989	390,814	424,803
Global X China Financials ETF	141,647	232,521	374,168
Global X China Industrials ETF	560	1,091,651	1,092,211
Global X China Materials ETF	30,358	782,097	812,455
Global X NASDAQ China Technology ETF	152,056	528,477	680,533
Global X FTSE ASEAN 40 ETF	1,074,094	84,653	1,158,747
Global X FTSE Andean 40 ETF	245,063	189,501	434,564
Global X FTSE Colombia 20 ETF	6,532,044	4,182,424	10,714,468
Global X Brazil Mid Cap ETF	686,397	2,831,270	3,517,667
Global X Brazil Consumer ETF	590,186	1,095,113	1,685,299
Global X Brazil Financials ETF	124,936	865,738	990,674
Global X FTSE Argentina 20 ETF	235,160	599,070	834,230
Global X FTSE Norway 30 ETF	987,418	1,439,699	2,427,117
Global X FTSE Nordic Region ETF	418,219	204,319	622,538
Global X Central Asia & Mongolia Index ETF	16,751	—	16,751

*Commenced operations April 2, 2013.

97

Notes to Financial Statements
October 31, 2013 (continued)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2013 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X China Consumer ETF	$192,886,168	$23,243,078	$(30,162,382)	$(6,919,304)
Global X China Energy ETF	4,196,102	805,880	(481,447)	324,433
Global X China Financials ETF	41,809,621	1,226,825	(526,985)	699,840
Global X China Industrials ETF	5,384,139	464,471	(1,602,920)	(1,138,449)
Global X China Materials ETF	2,823,634	31,620	(586,557)	(554,937)
Global X NASDAQ China Technology ETF	9,037,708	1,429,458	(135,957)	1,293,501
Global X FTSE ASEAN 40 ETF	51,125,370	1,945,928	(3,427,050)	(1,481,122)
Global X FTSE Andean 40 ETF	11,842,718	338,860	(1,795,919)	(1,457,059)
Global X FTSE Colombia 20 ETF	155,043,687	16,532,097	(21,947,549)	(5,415,452)
Global X Brazil Mid Cap ETF	12,542,605	1,671,352	(1,857,731)	(186,379)
Global X Brazil Consumer ETF	18,597,996	6,497,104	(6,313,850)	183,254
Global X Brazil Financials ETF	3,074,495	342,297	(995,211)	(652,914)
Global X FTSE Argentina 20 ETF	7,618,974	855,434	(1,066,109)	(210,675)
Global X FTSE Greece 20 ETF	82,014,699	21,493,118	(9,504,640)	11,988,478
Global X FTSE Norway 30 ETF	77,735,289	18,112,242	(12,714,424)	5,397,818
Global X FTSE Nordic Region ETF	49,072,603	8,749,868	(1,856,251)	6,893,617
Global X Central Asia & Mongolia Index ETF*	1,651,571	94,224	(228,020)	(133,796)
Global X Nigeria Index ETF*	6,111,762	137,820	(423,513)	(285,693)

*Commenced operation April 2, 2013

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors.

Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

98

Notes to Financial Statements
October 31, 2013 (continued)

6. CONCENTRATION OF RISKS (concluded)

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to its Underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

7. AUTHORIZED PARTICIPANTS

At October 31, 2013, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

		Percentage of
	Authorized	Shares
	Participants	Outstanding
Global X China Consumer ETF	4	100%
Global X China Energy ETF	2	100%
Global X China Financials ETF	3	100%
Global X China Industrials ETF	1	100%
Global X China Materials ETF	2	100%
Global X NASDAQ China Technology ETF	3	100%
Global X FTSE ASEAN 40 ETF	3	100%
Global X FTSE Andean 40 ETF	3	100%
Global X FTSE Colombia 20 ETF	5	100%
Global X Brazil Mid Cap ETF	1	100%
Global X Brazil Consumer ETF	3	100%
Global X Brazil Financials ETF	2	100%
Global X FTSE Argentina 20 ETF	5	100%
Global X FTSE Greece 20 ETF	6	100%
Global X FTSE Norway 30 ETF	7	100%
Global X FTSE Nordic Region ETF	5	100%
Global X Central Asia & Mongolia Index ETF	2	100%
Global X Nigeria Index ETF	2	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

99

Notes to Financial Statements
October 31, 2013 (continued)

8. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X China Materials ETF and the Global X FTSE Argentina 20 ETF executed a 1-for-2 reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Funds by two, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

9. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the schedule of investments and statement of asset and liabilities. The obligation to return securities lending collateral is also recognized as a liability in the statement of assets and liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2013, the value of the securities on loan was $12,858,803, $13,076,096, and $2,470,566 for the Global X China Consumer ETF, Global X FTSE Colombia 20 ETF and Global X FTSE Norway 30 ETF, respectively. The value of securities purchased with the cash collateral held from securities on loan was $15,499,984 and $2,635,200 for the Global X China Consumer ETF and Global X FTSE Norway 30 ETF, respectively. The value of the cash collateral held from securities on loan was $13,360,650 for the Global X FTSE Colombia 20 ETF.

10. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

100

Notes to Financial Statements
October 31, 2013 (concluded)

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivative instruments, repurchase and reverse-repurchase agreements, and securities lending and borrowing transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

12. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

Subsequent to the October 31, 2013 fiscal year end, the following portfolios were added to the Trust.

Fund Name

Global X Guru Small Cap Index ETF

Global X Guru International Index ETF

Subsequent to the October 31, 2013 fiscal year end, the following portfolios of the Trust commenced operations.

Fund Name	Commenced Operations

Global X Next Emerging & Frontier ETF	November 6, 2013
Global X FTSE Portugal 20 ETF	November 12, 2013

101

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X FTSE ASEAN 40 ETF, Global X FTSE Andean 40 ETF, Global X FTSE Colombia 20 ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Greece 20 ETF, Global X FTSE Norway 30 ETF, Global X FTSE Nordic Region ETF, Global X Central Asia & Mongolia Index ETF, and Global X Nigeria Index ETF, (eighteen of the series constituting the Global X Funds) (the “Funds”) as of October 31, 2013, and the related statements of operations for the year or period then ended, the statements of changes in net assets for the two years or periods then ended, and the financial highlights for each of the three years or periods then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF , Global X NASDAQ China Technology ETF, Global X FTSE Colombia 20 ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF and Global X FTSE Nordic Region ETF for each of the periods presented through October 31, 2010 were audited by other auditors whose report dated December 23, 2010, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at October 31, 2013, and the results of their operations for the year or period then ended, the changes in their net assets for each of the two years or periods then ended, and their financial highlights for each of three years or periods then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 27, 2013

102

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

103

Disclosure of Fund Expenses (unaudited)

	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X China Consumer ETF
Actual Fund Return	$1,000.00	$1,116.80	0.65%	$3.47
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X China Energy ETF
Actual Fund Return	$1,000.00	$1,026.50	0.65%	$3.32
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X China Financials ETF
Actual Fund Return	$1,000.00	$1,016.80	0.65%	$3.30
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X China Industrials ETF
Actual Fund Return	$1,000.00	$1,083.00	0.65%	$3.41
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X China Materials ETF
Actual Fund Return	$1,000.00	$998.70	0.65%	$3.27
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X NASDAQ China Technology ETF
Actual Fund Return	$1,000.00	$1,406.30	0.65%	$3.94
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X FTSE ASEAN 40 ETF
Actual Fund Return	$1,000.00	$936.00	0.65%	$3.17
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X FTSE Andean 40 ETF
Actual Fund Return	$1,000.00	$891.90	0.72%	$3.43
Hypothetical 5% Return	1,000.00	1,021.58	0.72	3.67
Global X FTSE Colombia 20 ETF
Actual Fund Return	$1,000.00	$1,021.40	0.70%	$3.56
Hypothetical 5% Return	1,000.00	1,021.69	0.70	3.56
Global X Brazil Mid Cap ETF
Actual Fund Return	$1,000.00	$920.50	0.69%	$3.34
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X Brazil Consumer ETF
Actual Fund Return	$1,000.00	$861.30	0.77%	$3.61
Hypothetical 5% Return	1,000.00	1,021.32	0.77	3.92
Global X Brazil Financials ETF
Actual Fund Return	$1,000.00	$916.80	0.77%	$3.72
Hypothetical 5% Return	1,000.00	1,021.32	0.77	3.92
Global X FTSE Argentina 20 ETF
Actual Fund Return	$1,000.00	$1,159.40	0.74%	$4.04
Hypothetical 5% Return	1,000.00	1,021.46	0.74	3.79
Global X FTSE Greece 20 ETF
Actual Fund Return	$1,000.00	$1,296.40	0.59%	$3.41
Hypothetical 5% Return	1,000.00	1,022.23	0.59	3.01
Global X FTSE Norway 30 ETF
Actual Fund Return	$1,000.00	$1,079.90	0.50%	$2.62
Hypothetical 5% Return	1,000.00	1,022.68	0.50	2.55
Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$1,099.10	0.50%	$2.65
Hypothetical 5% Return	1,000.00	1,022.68	0.50	2.55

104

Disclosure of Fund Expenses (unaudited)

	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Annualized Expense Ratios	Expenses Paid During Period(1)

Global X Central Asia & Mongolia Index ETF
Actual Fund Return	$1,000.00	$941.10	0.69%	$3.38
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X Nigeria Index ETF
Actual Fund Return	$1,000.00	$1,020.50	0.68%	$3.46
Hypothetical 5% Return	1,000.00	1,021.78	0.68	3.47

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.).

105

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

106

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 623 Fifth Ave, 15th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	36[3]	None.
Scott R. Chichester[1] 623 Fifth Ave, 15th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	36[3]	Director of Bayview Acquisition Corp. (since 2010).
Kartik Kiran Shah 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Trustee (since 2008)	Vice President, Business Development, Cynvenio Biosystems (2012-present); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	36[3]	None.

107

Trustees and Officers of the Trust (unaudited) (continued)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2013.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Head of Global Structured Products Operations at Radian Asset Assurance (2004-2008) (financial services firm).	36[3]	None.
Jose C. Gonzalez 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Chief Operating Officer, Chief Compliance Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 2008)	Chief Operating Officer, Global X Management Company LLC (since 2008); Founder and President of GWM Group, Inc. (since 2006) (broker dealer).	N/A	N/A
Daphne Tippens Chisolm 11524-C Providence Road, Suite 236 Charlotte, NC 28277 (1969)	Secretary (since 2012)	General Counsel, Global X Management Company LLC (since 2011); Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm); Counsel, Dechert (2007-2009) (law firm)	N/A	N/A
Dianne M. Descoteaux[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

108

Trustees and Officers of the Trust (unaudited) (concluded)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director, SEI Investments Global Fund Services (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director, SEI Global Wealth Services (2006-2009).	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

2 Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2013, the Trust had seventy-nine investment portfolios, thirty-six of which were operational.

4 These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

109

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2013, the Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends
Global X China Consumer ETF	0.00%	100.00%	100.00%	0.00%	31.67%	0.00%	0.00%	0.00%
Global X China Energy ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%
Global X China Financials ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%
Global X China Industrials ETF	0.00%	100.00%	100.00%	0.00%	98.59%	0.00%	0.00%	0.00%
Global X China Materials ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%
Global X NASDAQ China Technology ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%
Global X FTSE ASEAN 40 ETF	0.00%	100.00%	100.00%	0.00%	87.86%	0.00%	0.00%	0.00%
Global X FTSE Andean 40 ETF	0.00%	100.00%	100.00%	10.82%	96.18%	0.00%	0.00%	0.00%
Global X FTSE Colombia 20 ETF	0.00%	100.00%	100.00%	0.00%	40.03%	0.00%	0.00%	0.00%
Global X Brazil Mid Cap ETF	0.00%	100.00%	100.00%	0.00%	79.10%	0.00%	1.35%	0.00%
Global X Brazil Consumer ETF	0.00%	100.00%	100.00%	0.00%	34.06%	0.00%	0.64%	0.00%
Global X Brazil Financials ETF	0.00%	100.00%	100.00%	0.00%	39.95%	0.00%	0.00%	0.00%
Global X FTSE Argentina 20 ETF	0.00%	100.00%	100.00%	39.47%	100.00%	0.00%	0.00%	0.00%
Global X FTSE Greece 20 ETF	19.24%	80.76%	100.00%	0.85%	79.76%	0.01%	0.01%	100.00%
Global X FTSE Norway 30 ETF	0.00%	100.00%	100.00%	0.00%	62.84%	0.00%	0.00%	0.00%
Global X FTSE Nordic Region ETF	0.00%	100.00%	100.00%	14.33%	98.85%	0.00%	0.00%	0.00%
Global X Central Asia & Mongolia Index ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%
Global X Nigeria Index ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year.  Generally, interest from direct U.S. Government obligations is exempt from state income tax.  However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

110

Notice to Shareholders (unaudited)

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2013, the total amount of foreign source income and foreign tax credit are as follows:

	Foreign Source	Foreign Tax Credit Pass-
Global X Funds	Income	Through
Global X China Consumer ETF	$3,290,173	$83,077
Global X China Energy ETF	127,600	12,302
Global X China Financial ETF	347,011	27,158
Global X China Industrials ETF	89,996	5,143
Global X China Materials ETF	57,593	2,890
Global X NASDAQ China Technology ETF	32,145	2,091
Global X FTSE ASEAN 40 ETF	1,750,855	75,499
Global X FTSE Andean 40 ETF	222,120	25,183
Global X FTSE Colombia 20 ETF	4,723,829	49,087
Global X FTSE Greece 20 ETF	706,784	127,799
Global X FTSE Norway ETF	2,827,212	281,633
Global X FTSE Nordic Region ETF	1,421,235	28,573
Global X Central Asia & Mongolia Index ETF	61,737	5,979
Global X Nigeria Index ETF	108,829	12,197

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2013. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV.

111

Notes

112

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1900 K Street N.W.

Washington, DC 20006

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-AR-002-0300

Global X SuperDividend ETF (ticker: SDIV)

Global X SuperDividend U.S. ETF (ticker: DIV)

Global X Canada Preferred ETF (ticker: CNPF)

Global X Social Media Index ETF (ticker: SOCL)

Global X Permanent ETF (ticker: PERM)

Global X Guru Index ETF (formerly Global X Top Guru Holdings Index ETF) (ticker: GURU)

Global X SuperIncome Preferred ETF (ticker: SPFF)

Annual Report

October 31, 2013

Management Discussion of Fund Performance (unaudited)	1
Schedules of Investments
Global X SuperDividend ETF	10
Global X SuperDividend U.S. ETF	17
Global X Canada Preferred ETF	20
Global X Social Media Index ETF	23
Global X Permanent ETF	25
Global X Guru Index ETF	30
Global X SuperIncome Preferred ETF	34
Statements of Assets and Liabilities	37
Statements of Operations	39
Statements of Changes in Net Assets	42
Financial Highlights	47
Notes to Financial Statements	48
Report of Independent Registered Public Accounting Firm	62
Disclosure of Fund Expenses (unaudited)	63
Supplemental Information (unaudited)	65
Trustees and Officers of the Trust (unaudited)	66
Notice to Shareholders (unaudited)	69

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend ETF

Global X SuperDividend ETF

The Global X SuperDividend ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend™ Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of 100 equally weighted companies that rank among the highest dividend yielding equity securities in the world.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund increased 17.34%, while the Index increased 17.18%. The Fund had a net asset value of $21.86 per share on October 31, 2012 and ended the reporting period with a net asset value of $23.74 on October 31, 2013.

During the reporting period, the highest returns came from RR Donnelley & Sons and Electricite de France which returned 102.88% and 92.54%, respectively. The worst performers were Atlantic Power and Fleetwood Limited, which returned -72.87% and -71.44%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend ETF	17.34%	17.29%	6.00%	6.08%
Solactive Global SuperDividendTM Index	17.18%	17.18%	5.32%	5.32%
S&P 500 Index	27.18%	27.18%	16.63%	16.63%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on June 8, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

1

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend U.S. ETF

Global X SuperDividend U.S. ETF

The Global X SuperDividend U.S. ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX SuperDividend™ U.S. Low Volatility Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of 50 equally weighted common stocks, MLPs and REITs that rank among the highest dividend yielding equity securities in the United States, as defined by INDXX, LLC.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the period from the Fund’s commencement date on March 11, 2013 through October 31, 2013 (the “reporting period”), the Fund total return was 7.32% vs. 7.66% for the Index. The Fund had a net asset value of $25.15 per share on March 11, 2013 and ended the reporting period with a net asset value of $25.94 on October 31, 2013.

During the reporting period, the highest returns came from World Wrestling Entertainment and Lockheed Martin which returned 51.48% and 50.25%, respectively. The worst performers were Linn Energy, LLC and Hatteras Financial, which returned -34.21% and -29.21%, respectively.

	TOTAL RETURN FOR THE
	PERIOD ENDED
	OCTOBER 31, 2013*
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X SuperDividend U.S. ETF	7.32%	8.08%
INDXX SuperDividendTM U.S. Low Volatility Index	7.66%	7.66%
S&P 500 Index	14.33%	14.33%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on March 11, 2013. Total return is for the period indicated and has not been annualized.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

2

Management Discussion of Fund Performance (unaudited)
Global X Canada Preferred ETF

Global X Canada Preferred ETF

The Global X Canada Preferred ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Canada Preferred Stock Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of a select group of preferred stocks from Canadian issues that trade on the Toronto Stock Exchange. It is comprised of preferred shares that meet certain criteria relating to size, liquidity, issuer rating, maturity, and other requirements as determined by Solactive AG. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation’s first ETF focused exclusively on preferred stock of Canadian companies.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 7.03%, while the Index decreased 7.01%. The Fund had a net asset value of $14.49 per share on October 31, 2012 and ended the reporting period with a net asset value of $12.99 on October 31, 2013.

During the reporting period, the highest returns came from BCE, Series AA and BCE, Series AC, which returned 7.56% and 3.53%, respectively. The worst performers were Transalta, Series A and TransCanada, Series 3, which returned -20.22% and -19.78%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Canada Preferred ETF	-7.03%	-7.59%	-2.25%	-2.47%
Solactive Canada Preferred Stock Index	-7.01%	-7.01%	-2.12%	-2.12%
S&P 500 Index	27.18%	27.18%	15.03%	15.03%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on May 24, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

3

Management Discussion of Fund Performance (unaudited)
Global X Social Media Index ETF

Global X Social Media Index ETF

The Global X Social Media Index ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Index (“Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the equity performance of the largest and most liquid companies involved in the social media industry, including companies that provide social networking, file sharing, and other web-based media applications.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund increased 52.34%, while the Index increased 53.19%. The Fund had a net asset value of $12.83 per share on October 31, 2012 and ended the reporting period with a net asset value of $19.38 on October 31, 2013.

During the reporting period, the highest returns came from Pandora Media and Yelp, which returned 198.46% and 181.12% respectively. The worst performers were Gree and MeetMe, which returned -49.70% and -48.23% respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Social Media Index ETF	52.34%	53.07%	14.72%	14.41%
Solactive Social Media Index	53.19%	53.19%	15.52%	15.52%
S&P 500 Index	27.18%	27.18%	21.46%	21.46%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on November 14, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

4

Management Discussion of Fund Performance (unaudited)
Global X Permanent ETF

Global X Permanent ETF

The Global X Permanent ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Permanent Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of four asset class categories that are designed to perform differently across different economic environments, as defined by Solactive AG (the “Index Provider”). On each rebalance, the Underlying Index allocates 25% each to four asset class categories, as follows:

Asset Class	Allocation
Stocks:
• U.S. Large Cap Stocks	9%
• U.S. Small Cap Stocks	3%
• International Stocks	3%
• U.S. Real Estate Stocks	5%
• U.S. and Foreign Natural Resource Stocks	5%
U.S. Treasury Bonds (Long-Term)	25%
(remaining maturity greater than 20 years)
U.S. Treasury Bills and Bonds (Short-Term)	25%
(remaining maturity of less than three years)
Gold & Silver:
• Physical Gold ETFs and ETCs	20%
• Physical Silver ETFs and ETCs	5%
Total	100%

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund decreased 4.78%, while the Index decreased 4.77%. The Fund had a net asset value of $25.55 per share on October 31, 2012 and ended the reporting period with a net asset value of $24.13 on October 31, 2013.

73 of the Fund’s 101 investments held during the reporting period ended October 31, 2013 increased in value for the reporting period, led by Boeing and Bristol-Myers Squibb, which returned 89.46% and 63.50%, respectively. The worst performers were Petroleo Brasileiro ADR and ETFS Physical Silver, which returned -36.16% and -32.67%, respectively.

5

Management Discussion of Fund Performance (unaudited)
Global X Permanent ETF

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Permanent ETF	-4.78%	-4.41%	-1.65%	-1.21%
Solactive Permanent Index	-4.77%	-4.77%	-1.47%	-1.47%
S&P 500 Index	27.18%	27.18%	19.17%	19.17%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on February 7, 2012.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

6

Management Discussion of Fund Performance (unaudited)
Global X Guru Index ETF

Global X Guru Index ETF

The Global X Guru Index ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities that Solactive AG (the “Index Provider”) characterizes as hedge funds. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Hedge funds must have minimum reported holdings of $500 million in their form 13F to be considered for the Index. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund increased 47.42%, while the Index increased 48.70%. This performance exceeded the return of the S&P 500 Index, which returned 27.18% during the same period. The Fund had a net asset value of $17.20 per share on October 31, 2012 and ended the reporting period with a net asset value of $23.99 on October 31, 2013.

Over the course of the reporting period, hedge fund top conviction picks represented in the Solactive Guru Index demonstrated an increasing bias towards large capitalization equities, particularly those designated as growth1 stocks. At the beginning of the period, the Index had a 41.67% allocation to large cap stocks, of which 22.92% were considered growth. By the end of the period, 61.11% of the index components were large cap, with 38.89% considered growth picks.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

70 of the Fund’s 89 investments held during the year ended October 31, 2013 increased in value for the reporting period, led by Education Management and Pandora Media, which returned 305.15% and 198.46%, respectively. The worst performers were VIVUS and AngloGold Ashanti Ltd., which returned -36.98% and -33.21%, respectively.

1 Morningstar states that “Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).”

7

Management Discussion of Fund Performance (unaudited)
Global X Guru Index ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE
	YEAR ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Guru Index ETF	47.42%	47.69%	45.56%	45.68%
Solactive Guru Index	48.70%	48.70%	46.56%	46.56%
S&P 500 Index	27.18%	27.18%	28.08%	28.08%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on June 4, 2012.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative Indices on the previous page.

8

Management Discussion of Fund Performance (unaudited)
Global X SuperIncome Preferred ETF

Global X SuperIncome Preferred ETF

The Global X SuperIncome Preferred ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Enhanced Yield North American Preferred Stock Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of the highest yielding preferred securities in the U.S., as determined by Standard & Poor’s (the “Index Provider”). The Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the Index Provider.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2013 (the “reporting period”), the Fund increased 5.08%, while the Index increased 5.54%. The Fund had a net asset value of $15.14 per share on October 31, 2012 and ended the reporting period with a net asset value of $14.81 on October 31, 2013.

61 of the Fund’s 82 investments held during the period ended October 31, 2013 increased in value for the reporting period, led by Goodyear Tire & Rubber 5.875% and Cliffs Natural Resources 7.000%, which returned 53.94% and 33.02%, respectively. The worst performers were Anglogold Ashanti Holdings Finance 6.000% and Qwest 7.000%, which returned -59.08% and -5.88%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE YEAR ENDED OCTOBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperIncome Preferred ETF	5.08%	5.70%	6.14%	8.08%
S&P Enhanced Yield North American Preferred Stock Index	5.54%	5.54%	6.66%	6.66%
S&P 500 Index	27.18%	27.18%	25.02%	25.02%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on July 16, 2012.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative Indices above.

9

Schedule of Investments	October 31, 2013

Global X SuperDividend ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 97.8%

AUSTRALIA— 20.5%

Banks — 5.2%
Bank of Queensland	790,023	$9,020,045
Bendigo and Adelaide Bank	722,639	7,444,746
Commonwealth Bank of Australia	110,459	7,942,800
National Australia Bank	242,859	8,105,017
Westpac Banking	242,664	7,864,568
		40,377,176
Consumer Goods — 0.7%
GUD Holdings	994,093	5,571,649

Consumer Services — 4.6%
David Jones (A)	2,692,738	6,922,533
Metcash (A)	1,778,294	5,630,544
Myer Holdings (A)	2,681,712	6,336,569
Navitas	1,383,537	7,584,392
Southern Cross Media Group	5,132,909	9,169,114
		35,643,152
Financials — 3.6%
Abacus Property Group	2,600,280	5,726,352
ASX	201,732	6,995,593
IOOF Holdings	883,866	7,510,142
Stockland	1,927,836	7,306,619
		27,538,706

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	October 31, 2013

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued

Industrials — 2.8%
Cabcharge Australia (A)	1,521,435	$5,795,094
GWA Group	2,934,958	8,599,350
Sydney Airport	1,903,293	7,537,402
		21,931,846
Oil & Gas — 0.9%
APA Group	1,179,991	6,758,547
Telecommunications — 1.0%
Telstra	1,579,352	7,732,336
Utilities — 1.7%
DUET Group	3,294,638	6,694,963
Spark Infrastructure Group	4,254,985	6,816,630
		13,511,593
TOTAL AUSTRALIA		159,065,005

BELGIUM— 1.0%
Telecommunications — 1.0%
Belgacom	274,242	7,508,506
BERMUDA— 1.0%
Industrials — 1.0%
Ship Finance International	449,243	7,434,972
CANADA— 5.1%
Consumer Services — 0.9%
Parkland Fuel (A)	387,702	7,105,918

Oil & Gas — 3.3%
Crescent Point Energy (A)	167,523	6,505,545
Freehold Royalties (A)	322,274	7,334,735
Lightstream Resources (A)	973,438	6,255,248
Veresen (A)	454,033	5,617,442
		25,712,970
Telecommunications — 0.9%
Bell Aliant (A)	260,145	6,589,392
TOTAL CANADA		39,408,280

FINLAND— 4.0%
Basic Materials — 1.1%
UPM-Kymmene	512,195	8,143,547
Health Care — 0.8%
Orion, Cl B	243,818	6,551,382
Telecommunications — 1.2%
Elisa	358,049	8,959,611
Utilities — 0.9%
Fortum	320,244	7,130,930

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	October 31, 2013

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued

TOTAL FINLAND		$30,785,470

FRANCE— 9.3%
Financials — 2.3%
Euler Hermes	85,464	11,283,648
Fonciere Des Regions	81,599	6,998,695
		18,282,343
Industrials — 2.5%
Bouygues	287,899	11,253,903
Veolia Environnement	471,394	8,077,273
		19,331,176
Utilities — 4.5%
Electricite de France	390,527	13,701,399
GDF Suez	395,043	9,837,054
Suez Environnement	647,900	11,308,407
		34,846,860
TOTAL FRANCE		72,460,379

GERMANY— 2.0%
Telecommunications — 1.2%
Freenet	351,519	9,156,552
Utilities — 0.8%
RWE	177,528	6,553,864
TOTAL GERMANY		15,710,416

HONG KONG— 1.9%
Technology — 1.2%
VTech Holdings	640,099	9,189,091
Telecommunications — 0.7%
SmarTone Telecommunications Holdings	4,298,915	5,666,827
TOTAL HONG KONG		14,855,918

HUNGARY— 0.8%
Telecommunications — 0.8%
Magyar Telekom Telecommunications	4,349,165	5,972,797
ITALY— 2.3%
Utilities — 2.3%
Enel	1,990,124	8,781,826
Hera	4,371,623	8,826,226
TOTAL ITALY		17,608,052

NETHERLANDS— 0.7%
Financials — 0.7%
Corio	131,150	5,722,265

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	October 31, 2013

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued

NEW ZEALAND— 1.4%
Health Care — 1.4%
Fisher & Paykel Healthcare	3,468,551	$10,543,318
NORWAY— 1.2%
Oil & Gas — 1.2%
Seadrill	201,604	9,329,991
POLAND— 0.7%
Basic Materials — 0.7%
KGHM Polska Miedz	130,475	5,275,589
PORTUGAL— 1.2%
Utilities — 1.2%
EDP - Energias de Portugal	2,503,151	9,217,180
RUSSIA— 1.0%
Consumer Services — 1.0%
CTC Media ADR	596,997	7,546,042
SINGAPORE— 4.5%
Industrials — 0.9%
Venture	1,079,061	6,758,247
Real Estate Investment Trusts — 2.6%
Ascendas	3,438,049	6,559,472
Mapletree Logistics Trust	7,637,663	6,732,604
Suntec Real Estate Investment Trust	5,117,285	7,065,001
		20,357,077
Telecommunications — 1.0%
StarHub	2,165,406	7,757,251
TOTAL SINGAPORE		34,872,575

SOUTH AFRICA— 1.0%
Financials — 1.0%
Redefine Properties	7,377,725	7,569,724
SWEDEN— 0.9%
Telecommunications — 0.9%
TeliaSonera	879,817	7,291,020
TAIWAN— 1.0%
Industrials — 1.0%
Coretronic	9,124,426	8,012,736
TURKEY— 1.2%
Consumer Goods — 1.2%
Ford Otomotiv Sanayi	675,184	9,504,155

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	October 31, 2013

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued

UNITED KINGDOM— 9.7%
Financials — 7.4%
Admiral Group	289,857	$5,944,283
Amlin	1,168,778	7,985,254
Intermediate Capital Group	1,290,026	9,918,186
Man Group	4,894,240	6,984,260
Provident Financial	323,022	8,183,410
Resolution	1,864,521	10,684,814
Standard Life	1,420,223	8,015,753
		57,715,960
Industrials — 1.3%
Interserve	1,028,788	10,128,367
Utilities — 1.0%
SSE	337,133	7,654,374
TOTAL UNITED KINGDOM		75,498,701

UNITED STATES— 25.4%
Consumer Goods — 1.0%
Vector Group (A)	480,412	7,768,262
Financials — 4.1%
BGC Partners, Cl A	1,724,690	9,175,351
Franklin Street Properties	543,093	7,168,828
New York Community Bancorp (A)	546,843	8,864,325
OneBeacon Insurance Group, Cl A	422,637	6,745,287
		31,953,791
Health Care — 2.2%
AstraZeneca	164,291	8,716,772
PDL BioPharma (A)	1,069,516	8,652,384
		17,369,156
Industrials — 3.0%
Costamare	496,279	9,215,901
RR Donnelley & Sons (A)	760,280	14,118,400
		23,334,301
Real Estate Investment Trusts — 11.6%
American Capital Mortgage Investment	292,978	5,598,810
Annaly Capital Management	493,739	5,821,183
ARMOUR Residential (A)	1,131,700	4,662,604
Capstead Mortgage	606,883	7,179,426
Chimera Investment	2,528,511	7,661,388
Hospitality Properties Trust	275,473	8,093,397
Invesco Mortgage Capital	364,383	5,629,717
Investors Real Estate Trust	780,170	6,725,065

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	October 31, 2013

Global X SuperDividend ETF

	Shares/Number
	of Rights/Face
	Amount	Value
COMMON STOCK — continued

Real Estate Investment Trusts — continued
Medical Properties Trust	515,279	$6,719,238
NorthStar Realty Finance	880,850	8,218,331
Omega Healthcare Investors (A)	266,193	8,848,255
Sabra Health Care	277,227	7,457,406
Starwood Property Trust	283,380	7,280,032
		89,894,852
Telecommunications — 3.1%
Consolidated Communications Holdings	439,572	8,189,226
Frontier Communications (A)	1,829,994	8,070,273
Windstream Holdings (A)	881,912	7,540,348
		23,799,847
Utilities — 0.4%
Atlantic Power (A)	155,740	702,036
Atlantic Power ^	552,775	2,481,960
		3,183,996
TOTAL UNITED STATES		197,304,205
TOTAL COMMON STOCK
(Cost $705,013,740)		758,497,296

PREFERRED STOCK — 1.9%
BRAZIL— 1.9%
Utilities — 1.9%
AES Tiete, 0.000%	698,956	6,832,933
Centrais Eletricas Brasileiras, 0.000%	1,421,975	7,559,915
TOTAL PREFERRED STOCK
(Cost $15,361,612)		14,392,848

RIGHTS — 0.0%
Italy — 0.0%
Hera SPA	4,371,623	78,943
TOTAL RIGHTS
(Cost $—)		78,943

REPURCHASE AGREEMENTS — 9.3%
Barclays
0.080%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $68,612,342 (collateralized by U.S. Treasury Bills, ranging in par value $24,921,819-$45,075,742, 0.000%, 01/09/14-04/03/14, with a total market value of $69,984,460) (B)	$68,612,190	68,612,190

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	October 31, 2013

Global X SuperDividend ETF

	Face Amount(1)	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank
0.090%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $3,611,176 (collateralized by U.S. Treasury Bills, par value $3,611,174, 2.375%, 09/30/14, with a total market value of $3,684,661) (B)	3,611,168	$3,611,168
TOTAL REPURCHASE AGREEMENT
(Cost $72,223,358)		72,223,358

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
1.754%, 11/01/13 AUD	79,759	75,385
0.309%, 11/01/13 CAD	621,350	595,933
0.005%, 11/01/13 HKD	1	—
TOTAL TIME DEPOSITS
(Cost $671,318)		671,318
TOTAL INVESTMENTS — 109.1%
(Cost $793,270,028)		$845,863,763

Percentages are based on Net Assets of $775,237,995.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

HKD — Hong Kong Dollar

^	Traded on U.S. Stock exchange.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security was on loan at October 31, 2013. The total value of securities on loan at October 31, 2013 was $69,078,558.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2013 was $72,223,358.

Amounts designated as "—" are $0.

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$758,497,296	$—	$—	$758,497,296
Preferred Stock	14,392,848	—	—	14,392,848
Rights	78,943	—	—	78,943
Repurchase Agreements	—	72,223,358	—	72,223,358
Time Deposits	—	671,318	—	671,318
Total Investments in Securities	$772,969,087	$72,894,676	$—	$845,863,763

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	October 31, 2013

Global X SuperDividend U.S. ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 81.3%

Consumer Goods — 9.0%
Altria Group	29,604	$1,102,157
Lorillard	25,558	1,303,714
Reynolds American	22,836	1,173,085
Vector Group	65,760	1,063,339
		4,642,295
Consumer Services — 5.3%
Regal Entertainment Group, Cl A	63,482	1,206,793
World Wrestling Entertainment, Cl A	119,321	1,545,207
		2,752,000
Financials — 7.0%
BlackRock Kelso Capital	71,995	676,033
Fifth Street Finance	68,182	695,456
New Mountain Finance	48,540	688,297
Prospect Capital	63,961	725,318
Resource Capital	140,893	866,492
		3,651,596
Health Care — 6.9%
Bristol-Myers Squibb	26,638	1,399,028
Merck	23,167	1,044,600
PDL BioPharma	140,653	1,137,882
		3,581,510
Industrials — 4.9%
Air Castle Ltd.	55,231	1,042,209

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	October 31, 2013

Global X SuperDividend U.S. ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
Lockheed Martin	11,159	$1,487,941
		2,530,150
Oil & Gas — 2.7%
Spectra Energy	39,640	1,409,995
Real Estate Investment Trusts — 11.9%
Anworth Mortgage Asset	163,490	802,736
Capstead Mortgage	80,027	946,719
Dynex Capital	92,773	801,559
Invesco Mortgage Capital	46,355	716,185
MFA Financial	118,650	879,196
PennyMac Mortgage Investment Trust	38,839	896,016
WP Carey	16,653	1,109,256
		6,151,667
Telecommunications — 10.1%
AT&T	27,501	995,536
Consolidated Communications Holdings	59,197	1,102,840
Frontier Communications	243,755	1,074,960
Verizon Communications	21,201	1,070,863
Windstream Holdings	117,486	1,004,505
		5,248,704
Utilities — 23.5%
Ameren	29,369	1,062,571
Avista	37,590	1,044,626
Consolidated Edison	16,653	969,538
Entergy	15,800	1,022,576
Ferrellgas Partners	49,120	1,122,883
FirstEnergy	24,916	943,569
Great Plains Energy	44,970	1,054,097
Hawaiian Electric Industries	36,388	966,829
Integrys Energy Group	17,409	1,021,560
Pepco Holdings	49,038	945,452
Pinnacle West Capital	17,624	987,473
Vectren	29,836	1,041,873
		12,183,047
TOTAL COMMON STOCK
(Cost $41,093,433)		42,150,964

MASTER LIMITED PARTNERSHIPS — 18.2%
Basic Materials — 3.4%
Natural Resource Partners	45,313	969,698

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	October 31, 2013

Global X SuperDividend U.S. ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued

Basic Materials — continued
PVR Partners	30,619	$801,912
		1,771,610
Oil & Gas — 14.8%
Enbridge Energy Partners	35,591	1,077,340
Energy Transfer Partners	20,581	1,090,176
Enterprise Products Partners	17,373	1,099,363
Niska Gas Storage Partners, Cl U	83,513	1,319,505
ONEOK Partners	18,026	969,258
QR Energy	56,891	1,030,865
TC Pipelines	21,491	1,096,256
		7,682,763
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $8,989,502)		9,454,373

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 11/01/13
(Cost $166,492)	$166,492	166,492
TOTAL INVESTMENTS — 99.8%
(Cost $50,249,427)		$51,771,829

Percentages are based on Net Assets of $51,879,340.

Cl — Class

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$42,150,964	$—	$—	$42,150,964
Master Limited Partnerships	9,454,373	—	—	9,454,373
Time Deposit	—	166,492	—	166,492
Total Investments in Securities	$51,605,337	$166,492	$—	$51,771,829

For the period ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	October 31, 2013

Global X Canada Preferred ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
PREFERRED STOCK — 99.5%

CANADA— 99.5%
Financials — 65.1%
Bank of Montreal, Ser 13, 4.500%	5,293	$129,958
Bank of Montreal, Ser 23, 5.400%(A)	6,046	151,926
Bank of Montreal, Ser 25, 3.900%(A)	4,392	103,034
Bank of Nova Scotia, Ser 16, 5.250%	6,770	167,521
Bank of Nova Scotia, Ser 20, 5.000%(A)	6,869	163,580
Bank of Nova Scotia, Ser 32, 3.700%(A)	7,831	178,303
Brookfield Asset Management, Ser 22, 7.000%(A)	5,325	132,020
Brookfield Asset Management, Ser 24, 5.400%(A)	4,887	117,740
Brookfield Asset Management, Ser 32, 4.500%(A)	5,337	127,967
Canadian Imperial Bank of Commerce, Ser 27, 5.600%	4,996	120,558
Canadian Imperial Bank of Commerce, Ser 33, 5.350%(A)	4,994	122,186
Canadian Imperial Bank of Commerce, Ser 35, 6.500%(A)	5,398	131,967
Fairfax Financial Holdings, Ser C, 5.750%(A)	4,904	114,387
Fairfax Financial Holdings, Ser G, 5.000%(A)	4,904	96,373
Fairfax Financial Holdings, Ser I, 5.000%(A)	5,887	120,998
Great-West Lifeco, Ser G, 5.200%	5,629	132,269
Great-West Lifeco, Ser I, 4.500%	5,629	119,690
Great-West Lifeco, Ser P, 5.400%	4,750	114,804
HSBC Bank Canada, Ser E, 6.600%(A)	4,899	120,801
Industrial Alliance Insurance & Financial Services, Ser G, 4.300%(A)	4,925	120,687
Intact Financial, Ser 1, 4.200%(A)	7,156	165,199
Intact Financial, Ser 3, 4.200%(A)	2,664	64,514
Manulife Financial, Ser 1, 5.600%(A)	6,894	169,862
Manulife Financial, Ser 2, 4.650%	6,894	145,464
Manulife Financial, Ser 4, 6.600%(A)	8,861	218,667
Power Financial, Ser P, 4.400%(A)	5,500	125,176
Power Financial, Ser S, 4.800%	5,892	130,933
Royal Bank of Canada, Ser AJ, 5.000%(A)	7,857	190,048
Royal Bank of Canada, Ser AR, 6.250%(A)	6,869	166,150
Royal Bank of Canada, Ser AV, 6.250%(A)	7,848	192,916
Sun Life Financial, Ser 1, 4.750%	6,473	141,734
Sun Life Financial, Ser 2, 4.800%	5,262	116,328

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	October 31, 2013

Global X Canada Preferred ETF

	Shares/Face Amount(1)	Value
PREFERRED STOCK — continued

Financials — continued
Sun Life Financial, Ser 4, 4.450%	4,857	$101,505
Toronto-Dominion Bank, Ser AG, 6.250%(A)	7,356	179,623
Toronto-Dominion Bank, Ser AK, 6.250%(A)	6,869	168,983
Toronto-Dominion Bank, Ser O, 4.850%	8,348	205,367
		5,069,238
Oil & Gas — 17.0%
Enbridge, Ser B, 4.000%(A)	9,852	229,233
Enbridge, Ser F, 4.000%(A)	9,852	227,721
Enbridge, Ser N, 4.000%(A)	8,864	209,135
Husky Energy, Ser I, 4.450%(A)	5,908	128,966
TransCanada, Ser 1, 4.600%(A)	10,833	250,500
TransCanada, Ser 3, 4.000%(A)	6,895	132,457
TransCanada, Ser 5, 4.400%(A)	6,870	149,899
		1,327,911
Telecommunications — 10.0%
BCE, Ser AF, 4.541%(A)	7,151	153,356
BCE, Ser AG, 4.500%(A)	5,320	116,079
BCE, Ser AK, 4.150%(A)	12,311	260,944
Bell Aliant, Ser A, 4.850%(A)	5,644	115,949
Shaw Communications, Ser A, 4.500%(A)	5,888	129,433
		775,761
Utilities — 7.4%
Brookfield Renewable Power Preferred Equity, Ser I, 5.250%(A)	4,909	104,757
Canadian Utilities, Ser Y, 4.000%(A)	6,404	154,841
Emera, Ser C, 4.100%(A)	4,913	113,088
TransAlta, Ser A, 4.600%(A)	5,907	101,864
TransAlta, Ser C, 4.600%(A)	5,415	102,987
		577,537
TOTAL CANADA		7,750,447
TOTAL PREFERRED STOCK
(Cost $8,671,078)		7,750,447

TIME DEPOSITS — 0.4%
Brown Brothers Harriman
0.030%, 11/01/13	17,051	17,051
0.309%, 11/01/13 CAD	13,690	13,130
TOTAL TIME DEPOSITS
(Cost $30,181)		30,181
TOTAL INVESTMENTS — 99.9%
(Cost $8,701,259)		$7,780,628

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	October 31, 2013

Global X Canada Preferred ETF

Percentages are based on Net Assets of $7,791,163.

CAD — Canadian Dollar

Ser — Series

(1)	In U.S. Dollars unless otherwise indicated.
(A)	Floating rate security - Rate disclosed is the rate in effect on October 31, 2013.

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$7,750,447	$—	$—	$7,750,447
Time Deposits	—	30,181	—	30,181
Total Investments in Securities	$7,750,447	$30,181	$—	$7,780,628

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	October 31, 2013

Global X Social Media Index ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.0%

CHINA— 27.0%
Technology — 27.0%
Changyou.com ADR	13,161	$365,349
NetEase ADR	29,081	1,963,258
Renren ADR *	349,560	1,157,044
SINA *	113,329	9,469,771
Tencent Holdings	181,483	9,906,308
Youku.com ADR *	110,090	2,998,852
TOTAL CHINA		25,860,582

GERMANY— 0.8%
Technology — 0.8%
XING	7,856	794,336
JAPAN— 12.5%
Technology — 12.5%
Dena	225,251	4,899,948
Gree	297,435	2,556,011
Mixi	19,440	228,346
Nexon	369,322	4,304,312
TOTAL JAPAN		11,988,617

RUSSIA— 7.3%
Technology — 7.3%
Mail.ru Group GDR	71,014	2,618,996
Yandex, Cl A *	119,321	4,398,172
TOTAL RUSSIA		7,017,168

TAIWAN— 0.9%
Technology — 0.9%
PChome Online	139,730	813,283
UNITED STATES— 51.5%
Technology — 51.5%
Angie's List *	126,574	1,783,428
Demand Media *	130,989	626,127
Facebook, Cl A *	192,161	9,658,012

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	October 31, 2013

Global X Social Media Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Technology — continued
Google, Cl A *	5,263	$5,423,943
Groupon, Cl A *	442,004	4,035,497
Jive Software *	106,687	1,161,821
LinkedIn, Cl A *	41,051	9,181,877
Nutrisystem	83,873	1,576,812
Pandora Media *	172,685	4,339,574
United Online	275,496	2,380,285
Yelp, Cl A *	67,921	4,601,648
Zynga, Cl A *	1,299,937	4,666,774
TOTAL UNITED STATES		49,435,798
TOTAL COMMON STOCK
(Cost $93,317,437)		95,909,784

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 11/01/13
(Cost $1,628)	$1,628	1,628
TOTAL INVESTMENTS — 100.0%
(Cost $93,319,065)		$95,911,412

Percentages are based on Net Assets of $95,947,554.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$95,909,784	$—	$—	$95,909,784
Time Deposit	—	1,628	—	1,628
Total Investments in Securities	$95,909,784	$1,628	$—	$95,911,412

For the year ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	October 31, 2013

Global X Permanent ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 47.2%
U.S. Treasury Bonds
4.625%, 02/15/40	$667,000	$793,000
4.375%, 11/15/39	891,000	1,019,917
4.375%, 05/15/40	679,000	776,925
3.875%, 08/15/40	758,000	798,979
U.S. Treasury Notes
2.625%, 12/31/14	878,000	902,934
2.500%, 03/31/15	691,000	713,160
2.375%, 02/28/15	882,000	907,254
2.125%, 11/30/14	894,000	912,893
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,088,123)		6,825,062

EXCHANGE TRADED COMMODITIES — 25.7%
ETFS Physical Gold *	11,648	1,502,010
ETFS Physical Silver *	33,086	701,307
Gold Bullion Securities *	11,926	1,516,868
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $4,635,485)		3,720,185

COMMON STOCK — 19.4%

AUSTRALIA— 0.4%
Basic Materials — 0.4%
BHP Billiton ADR	756	53,441

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	October 31, 2013

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued

BRAZIL— 0.4%
Basic Materials — 0.4%
Vale ADR, Cl B	3,508	$56,163
CANADA— 0.2%
Basic Materials — 0.2%
Potash Corp of Saskatchewan	1,045	32,500
CHINA— 0.3%
Oil & Gas — 0.3%
PetroChina ADR	443	50,179
NETHERLANDS— 0.4%
Oil & Gas — 0.4%
Royal Dutch Shell ADR, Cl A	763	50,862
SINGAPORE— 0.3%
Consumer Goods — 0.3%
Wilmar International	14,913	41,539
SWITZERLAND— 0.4%
Basic Materials — 0.4%
Glencore Xstrata	10,989	59,908
UNITED KINGDOM— 1.2%
Basic Materials — 0.8%
Anglo American	2,436	58,003
Rio Tinto ADR	1,143	57,950
		115,953
Oil & Gas — 0.4%
BP	6,712	51,949
TOTAL UNITED KINGDOM		167,902
UNITED STATES— 15.8%
Basic Materials — 0.3%
Mosaic	887	40,669
Consumer Goods — 1.6%
Altria Group	783	29,151
Archer-Daniels-Midland	1,369	55,992
Coca-Cola	617	24,415
Monsanto	460	48,245
PepsiCo	305	25,647
Philip Morris International	267	23,795
Procter & Gamble	303	24,467
		231,712
Consumer Services — 1.5%
Amazon.com *	90	32,763

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	October 31, 2013

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued

Consumer Services — continued
Comcast, Cl A	613	$29,167
CVS Caremark	434	27,021
eBay *	480	25,301
Home Depot	328	25,548
McDonald's	280	27,025
Wal-Mart Stores	330	25,327
Walt Disney	392	26,887
		219,039
Financials — 2.0%
American Express	332	27,158
American International Group *	566	29,234
Bank of America	1,940	27,082
Berkshire Hathaway, Cl B *	221	25,432
Citigroup	518	25,268
Goldman Sachs Group	161	25,898
JPMorgan Chase	470	24,224
Mastercard, Cl A	43	30,835
US Bancorp	692	25,853
Visa, Cl A	129	25,371
Wells Fargo	601	25,657
		292,012
Health Care — 1.5%
AbbVie	479	23,207
Amgen	245	28,420
Bristol-Myers Squibb	540	28,361
Gilead Sciences	484	34,359
Johnson & Johnson	287	26,579
Merck	531	23,943
Pfizer	832	25,526
UnitedHealth Group	380	25,939
		216,334
Industrials — 1.4%
3M	227	28,568
Boeing	245	31,973
General Electric	1,067	27,891
Honeywell International	310	26,886
Union Pacific	161	24,376
United Parcel Service, Cl B	347	34,089
United Technologies	269	28,581
		202,364

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	October 31, 2013

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued

Oil & Gas — 0.8%
Chevron	387	$46,424
Exxon Mobil	512	45,885
Schlumberger	354	33,177
		125,486
Real Estate Investment Trusts — 4.8%
American Tower, Cl A	931	73,875
AvalonBay Communities	509	63,650
Equity Residential	1,263	66,131
General Growth Properties	3,467	73,604
HCP	1,531	63,537
Health Care	1,040	67,444
ProLogis	1,838	73,428
Public Storage	454	75,804
Simon Property Group	450	69,548
Ventas	1,000	65,240
		692,261
Technology — 1.5%
Apple	63	32,908
Cisco Systems	1,014	22,815
Google, Cl A *	29	29,887
Intel	997	24,357
International Business Machines	142	25,448
Microsoft	721	25,487
Oracle	940	31,490
QUALCOMM	460	31,956
		224,348
Telecommunications — 0.4%
AT&T	753	27,259
Verizon Communications	487	24,598
		51,857
TOTAL UNITED STATES		2,296,082
TOTAL COMMON STOCK
(Cost $2,672,313)		2,808,576

EXCHANGE TRADED FUNDS — 7.1%
ETFS Physical Silver	3,802	80,488
Vanguard FTSE All-World ex-US ETF	9,429	473,524
Vanguard Small-Cap ETF	4,452	470,799
TOTAL EXCHANGE TRADED FUNDS
(Cost $938,533)		1,024,811

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	October 31, 2013

Global X Permanent ETF

	Face Amount	Value
TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 11/01/13
(Cost $33,800)	$33,800	$33,800

TOTAL INVESTMENTS — 99.6%
(Cost $15,368,254)		$14,412,434

Percentages are based on Net Assets of $14,476,591.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE — Financial Times and London Stock Exchange

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$6,825,062	$—	$6,825,062
Exchange Traded Commodities	3,720,185	—	—	3,720,185
Common Stock	2,808,576	—	—	2,808,576
Exchange Traded Funds	1,024,811	—	—	1,024,811
Time Deposit	—	33,800	—	33,800
Total Investments in Securities	$7,553,572	$6,858,862	$—	$14,412,434

For the period ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	October 31, 2013

Global X Guru Index ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 98.2%

CANADA— 3.6%
Basic Materials — 1.6%
Agrium	46,322	$3,952,193
Industrials — 2.0%
Canadian Pacific Railway	33,265	4,759,224
TOTAL CANADA		8,711,417
CHINA— 2.0%
Technology — 2.0%
Baidu ADR *	29,905	4,811,715
MEXICO— 1.7%
Telecommunications — 1.7%
America Movil ADR, Ser L	195,342	4,182,272
UNITED KINGDOM— 3.9%
Oil & Gas — 1.9%
BP ADR	98,155	4,564,207
Telecommunications — 2.0%
Vodafone Group ADR	134,241	4,942,754
TOTAL UNITED KINGDOM		9,506,961
UNITED STATES— 87.0%
Basic Materials — 3.7%
Celanese, Cl A	81,702	4,576,129
Cytec Industries	52,801	4,387,235
		8,963,364
Consumer Goods — 3.8%
Deckers Outdoor *	71,624	4,929,880

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	October 31, 2013

Global X Guru Index ETF

	Shares	Value
COMMON STOCK — continued

Consumer Goods — continued
Delphi Automotive *	74,260	$4,247,672
		9,177,552
Consumer Services — 22.9%
Comcast, Cl A	93,699	4,458,198
Cumulus Media, Cl A *	926,581	5,540,954
Education Management *	573,538	8,775,131
Hertz Global Holdings *	163,033	3,743,238
Liberty Global, Cl A *	53,176	4,167,403
Liberty Media *	28,738	4,394,328
Pandora Media *	202,745	5,094,982
Priceline.com *	4,261	4,490,370
Time Warner	65,821	4,524,536
Twenty-First Century Fox	126,224	4,291,616
US Airways Group	256,427	5,633,701
		55,114,457
Financials — 11.9%
American International Group *	85,606	4,421,550
CIT Group *	81,759	3,937,513
Citigroup	79,227	3,864,693
Hartford Financial Services Group	130,157	4,386,291
Hudson Pacific Properties	199,636	4,130,469
MBIA *	319,381	3,631,362
Nationstar Mortgage Holdings *	83,375	4,278,805
		28,650,683
Health Care — 10.1%
Gilead Sciences	58,376	4,144,112
HCA Holdings	104,782	4,939,424
Life Technologies *	54,016	4,067,945
Merck	83,973	3,786,342
Pfizer	139,748	4,287,469
Vivus *	321,826	3,021,946
		24,247,238
Industrials — 8.9%
Lockheed Martin	33,034	4,404,753
Nortek *	59,659	4,186,272
Owens-Illinois	133,867	4,255,632
Sensata Technologies Holding *	108,094	4,067,577
Spirit Aerosystems Holdings, Cl A *	170,642	4,554,435
		21,468,669
Oil & Gas — 4.2%
Diamondback Energy	101,298	5,232,042

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	October 31, 2013

Global X Guru Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Oil & Gas — continued
Pioneer Natural Resources	23,838	$4,881,546
		10,113,588
Technology — 19.6%
Allscripts Healthcare Solutions *	271,579	3,755,938
Apple	8,071	4,215,887
EMC	154,821	3,726,541
Equinix	24,309	3,925,417
Google, Cl A *	4,652	4,794,258
Intel	182,938	4,469,175
Magnachip Semiconductor *	204,958	3,830,665
Microsoft	126,582	4,474,674
Motorola Solutions	70,681	4,418,976
NXP Semiconductor *	115,410	4,861,069
Yahoo! *	148,356	4,885,363
		47,357,963
Telecommunications — 1.9%
Crown Castle International *	58,933	4,480,087
TOTAL UNITED STATES		209,573,601
TOTAL COMMON STOCK
(Cost $215,999,609)		236,785,966

MASTER LIMITED PARTNERSHIP — 1.8%
UNITED STATES — 1.8%
Oil & Gas — 1.8%
Enterprise Products Partners	67,373	4,263,364
TOTAL MASTER LIMITED PARTNERSHIP — 1.8%
(Cost $4,055,636)		4,263,364
TIME DEPOSIT — 1.6%
Brown Brothers Harriman, 0.030%, 11/01/13
(Cost $3,993,280)	$3,993,280	3,993,280
TOTAL INVESTMENTS — 101.6%
(Cost $224,048,525)		$245,042,610

Percentages are based on Net Assets of $241,059,507.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	October 31, 2013

Global X Guru Index ETF

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$236,785,966	$—	$—	$236,785,966
Master Limited Partnership	4,263,364	—	—	4,263,364
Time Deposit	—	3,993,280	—	3,993,280
Total Investments in Securities	$241,049,330	$3,993,280	$—	$245,042,610

For the period ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	October 31, 2013

Global X SuperIncome Preferred ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
PREFERRED STOCK — 99.9%

Basic Materials — 7.8%
ArcelorMittal, 6.000%	128,379	$3,059,272
Cliffs Natural Resources, 7.000%	72,372	1,643,568
		4,702,840
Financials — 74.1%
Aegon, 8.000%	28,933	781,480
Aegon, 7.250%	57,549	1,455,414
Aegon, 6.875%	30,070	745,435
Ally Financial, Ser A, 8.500%	24,942	673,434
Ally Financial, 7.375%	21,805	551,885
Annaly Capital Management, Ser D, 7.500%	44,868	1,072,345
Aviva, 8.250%	39,927	1,086,414
Barclays Bank, Ser 3, 7.100%	31,234	787,097
Barclays Bank, Ser 4, 7.750%	26,075	663,087
Barclays Bank, Ser 5, 8.125%	59,985	1,530,217
Capital One Financial, Ser B, 6.000%	86,826	1,935,351
Citigroup, Ser J, 7.125%	31,924	827,151
Citigroup Capital XIII, 7.875%	77,307	2,125,942
Countrywide Capital V, 7.000%	56,510	1,415,575
Deutsche Bank Capital Funding Trust X, 7.350%	22,021	557,572
Deutsche Bank Contingent Capital Trust III, 7.600%	54,014	1,434,072
Deutsche Bank Contingent Capital Trust V, 8.050%	37,837	1,023,869
Discover Financial Services, Ser B, 6.500%	56,459	1,350,499
GMAC Capital Trust I, Ser 2, 8.125%	65,123	1,749,204
Hartford Financial Services Group, 7.875%	58,818	1,697,488
HSBC Holdings, 8.125%	41,138	1,058,481
HSBC Holdings, Ser 2, 8.000%	70,515	1,928,585
ING Groep, 8.500%	50,897	1,312,125
ING Groep, 7.375%	38,292	966,490
ING Groep, 7.200%	28,066	706,141
Lloyds Banking Group, 7.750%	84,559	2,270,409
Merrill Lynch Preferred Capital Trust III, 7.000%	28,540	719,493

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	October 31, 2013

Global X SuperIncome Preferred ETF

	Shares	Value
PREFERRED STOCK — continued

Financials — continued
Merrill Lynch Preferred Capital Trust V, Ser F, 7.280%	32,309	$817,095
PartnerRe, Ser E, 7.250%	36,682	940,160
PPL Capital Funding, Ser B, 5.900%	44,473	957,059
Regions Financial, Ser A, 6.375%	50,376	1,153,611
Royal Bank of Scotland Group, Ser Q, 6.750%	27,545	618,385
Royal Bank of Scotland Group, Ser S, 6.600%	35,290	776,733
Royal Bank of Scotland Group, Ser T, 7.250%	68,248	1,642,729
Santander Finance Preferred SAU, Ser 10, 10.500%	81,015	2,175,253
Wachovia Preferred Funding, Ser A, 7.250%	27,818	724,381
Wells Fargo, Ser J, 8.000%	78,455	2,231,260
		44,461,921
Real Estate Investment Trusts — 7.0%
CHS, Ser B, 7.875%	27,049	773,872
Kimco Realty, Ser I, 6.000%	38,774	841,784
National Retail Properties, Ser D, 6.625%	28,604	653,315
PS Business Parks, Ser T, 6.000%	35,036	727,698
Vornado Realty, 7.875%	44,854	1,186,388
		4,183,057
Telecommunications — 6.4%
Qwest, 7.500%	41,971	1,058,509
Qwest, 7.375%	48,171	1,206,684
Qwest, 7.000%	29,804	733,178
United States Cellular, 6.950%	33,528	825,459
		3,823,830
Utilities — 4.6%
Dominion Resources, Ser A, 8.375%	67,604	1,763,788
SCE Trust I, 5.625%	45,978	980,251
		2,744,039
TOTAL PREFERRED STOCK
(Cost $59,483,445)		59,915,687
TOTAL INVESTMENTS — 99.9%
(Cost $59,483,445)		$59,915,687

Percentages are based on Net Assets of $59,964,923.

Ser — Series

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	October 31, 2013

Global X SuperIncome Preferred ETF

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$59,915,687	$—	$—	$59,915,687
Total Investments in Securities	$59,915,687	$—	$—	$59,915,687

For the period ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2013, there were no Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

36

Statements of Assets and Liabilities

October 31, 2013

	Global X SuperDividend ETF	Global X SuperDividend U.S. ETF	Global X Canada Preferred ETF	Global X Social Media Index ETF
Assets:
Cost of Investments	$721,046,670	$50,249,427	$8,701,259	$93,319,065
Cost of Repurchase Agreements	72,223,358	—	—	—
Investments, at Value	$773,640,405 *	$51,771,829	$7,780,628	$95,911,412
Repurchase Agreements, at Value	72,223,358	—	—	—
Cash	59,887	—	—	—
Foreign Currency at Value	—	—	—	566
Dividend and Interest Receivable	2,230,831	113,835	14,580	—
Receivable for Investment Securities Sold	751,986	1,423,673	13,113	10,656,740
Receivable for Capital Shares Sold	377,577	—	—	3,075,093
Reclaim Receivable	193,917	—	—	441
Total Assets	849,477,961	53,309,337	7,808,321	109,644,252

Liabilities:
Obligation to Return Securities Lending Collateral	72,223,358	—	—	—
Payable for Investment Securities Purchased	1,048,895	1,411,354	13,130	13,652,962
Cash Overdraft	595,933	—	—	—
Payable due to Investment Adviser	371,780	18,643	4,028	43,736
Total Liabilities	74,239,966	1,429,997	17,158	13,696,698
Net Assets	$775,237,995	$51,879,340	$7,791,163	$95,947,554

Net Assets Consist of:
Paid-in Capital	$746,341,918	$51,219,431	$9,010,840	$95,687,074
Undistributed (Distributions in Excess of) Net Investment Income	(4,150,471)	(148,344)	15,503	(1,350)
Accumulated Net Realized Loss	(19,558,327)	(714,149)	(314,432)	(2,329,527)
Net Unrealized Appreciation (Depreciation) on Investments	52,593,735	1,522,402	(920,631)	2,592,347
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	11,140	—	(117)	(990)
Net Assets	$775,237,995	$51,879,340	$7,791,163	$95,947,554
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	32,650,000	2,000,000	600,000	4,950,000

Net Asset Value, Offering and Redemption Price Per Share	$23.74	$25.94	$12.99	$19.38
*Includes Market Value of Securities on Loan	$69,078,558	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

37

Statements of Assets and Liabilities

October 31, 2013

	Global X Permanent ETF	Global X Guru Index ETF	Global X SuperIncome Preferred ETF
Assets:
Cost of Investments	$15,368,254	$224,048,525	$59,483,445
Investments, at Value	$14,412,434	$245,042,610	$59,915,687
Dividend and Interest Receivable	69,948	60,326	102,364
Reclaim Receivable	66	—	—
Receivable for Capital Shares Sold	—	9,641,000	2,221,500
Receivable for Investment Securities Sold	—	60,390	19,225
Total Assets	14,482,448	254,804,326	62,258,776

Liabilities:
Payable for Investment Securities Purchased	—	13,587,129	2,230,188
Payable due to Investment Adviser	5,857	121,350	27,208
Cash Overdraft	—	36,340	36,457
Total Liabilities	5,857	13,744,819	2,293,853
Net Assets	$14,476,591	$241,059,507	$59,964,923
Net Assets Consist of:
Paid-in Capital	$15,536,135	$220,170,981	$60,313,098
Undistributed Net Investment Income	151,779	10,057	228,167
Accumulated Net Realized Loss	(255,503)	(115,616)	(1,008,584)
Net Unrealized Appreciation (Depreciation) on Investments	(955,820)	20,994,085	432,242
Net Assets	$14,476,591	$241,059,507	$59,964,923
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	600,000	10,050,000	4,050,000

Net Asset Value, Offering and Redemption Price Per Share	$24.13	$23.99	$14.81

The accompanying notes are an integral part of the financial statements.

38

Statements of Operations

For the year or period ended October 31, 2013

	Global X SuperDividend ETF	Global X SuperDividend U.S. ETF(1)	Global X Canada Preferred ETF	Global X Social Media Index ETF
Investment Income:
Dividend Income	$33,214,193	$1,559,006	$608,388	$125,251
Interest Income	1,100	14	13	893
Security Lending Income	561,102	—	—	—
Less: Foreign Taxes Withheld	(1,767,613)	—	(91,137)	(3,790)
Total Investment Income	32,008,782	1,559,020	517,264	122,354
Supervision and Administration Fees(2)	2,853,325	108,481	74,113	123,617
Total Expenses	2,853,325	108,481	74,113	123,617
Net Investment Income (Loss)	29,155,457	1,450,539	443,151	(1,263)
Net Realized Gain (Loss) on:
Investments	(14,316,708)	(979,751)	(402,593)	(263,889)
Foreign Currency Transactions	32,607	—	(3,360)	(88)
Net Realized Loss on Investments and Foreign Currency Transactions	(14,284,101)	(979,751)	(405,953)	(263,977)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	52,393,693	1,522,402	(897,879)	4,168,951
Foreign Currency Translations	6,828	—	60	(611)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	52,400,521	1,522,402	(897,819)	4,168,340
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	38,116,420	542,651	(1,303,772)	3,904,363
Net Increase (Decrease) in Net Assets Resulting from Operations	$67,271,877	$1,993,190	$(860,621)	$3,903,100

(1)	The Fund commenced operations on March 11, 2013
(2)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

39

Statements of Operations

For the period ended October 31, 2013 and the year ended June 30, 2013

	Global X Permanent ETF		Global X Guru Index ETF
	10/31/2013(1)	6/30/2013(2)	10/31/2013(1)	6/30/2013(2)
Investment Income:
Dividend Income	$24,588	$114,693	$387,517	$171,923
Interest Income	42,410	133,194	22	4
Less: Foreign Taxes Withheld	(250)	(481)	(5,320)	(1,410)
Total Investment Income	66,748	247,406	382,219	170,517
Supervision and Administration Fees(3)	23,224	81,424	337,090	80,159
Total Expenses	23,224	81,424	337,090	80,159
Net Investment Income	43,524	165,982	45,129	90,358
Net Realized Gain (Loss) on:
Investments	19,200	53,149	80,579	1,013,450
Foreign Currency Transactions	(36)	1,428	—	10
Net Realized Gain on Investments and Foreign Currency Transactions	19,164	54,577	80,579	1,013,460
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	528,279	(1,434,987)	19,607,750	1,093,978
Foreign Currency Translations	(228)	228	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	528,051	(1,434,759)	19,607,750	1,093,978
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	547,215	(1,380,182)	19,688,329	2,107,438
Net Increase (Decrease) in Net Assets Resulting from Operations	$590,739	$(1,214,200)	$19,733,458	$2,197,796

(1)	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF and Global X Guru Index ETF (formerly Global X Top Guru Holdings Index ETF each changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	For the year ended June 30, 2013.
(3)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

40

Statements of Operations

For the periods ended October 31, 2013 and June 30, 2013

	Global X SuperIncome Preferred ETF
	10/31/2013(1)	6/30/2013(2)
Investment Income:
Dividend Income	$1,110,989	$1,073,733
Interest Income	94	58
Less: Foreign Taxes Withheld	—	—
Total Investment Income	1,111,083	1,073,791
Supervision and Administration Fees(3)	93,160	73,890
Total Expenses	93,160	73,890
Net Investment Income	1,017,923	999,901
Net Realized Loss on:
Investments	(823,814)	(173,657)
Net Realized Loss on Investments	(823,814)	(173,657)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,490,613	(1,058,371)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,490,613	(1,058,371)
Net Realized and Unrealized Gain (Loss) on Investments	666,799	(1,232,028)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,684,722	$(232,127)

(1)	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X SuperIncome Preferred ETF changed its fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	For the period ended June 30, 2013. Fund commenced operations on July 16, 2012.
(3)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

41

Statements of Changes in Net Assets

	Global X SuperDividend ETF		Global X SuperDividend U.S. ETF
	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2013(1)
Operations:
Net Investment Income	$29,155,457	$5,086,960	$1,450,539
Net Realized Loss on Investments and Foreign Currency Transactions	(14,284,101)	(2,112,857)	(979,751)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	52,400,521	2,746,077	1,522,402
Net Increase in Net Assets Resulting from Operations	67,271,877	5,720,180	1,993,190
Dividends and Distributions from:
Net Investment Income	(35,106,732)	(4,983,491)	(1,333,281)
Return of Capital	—	—	(145,569)
Total Dividends and Distributions	(35,106,732)	(4,983,491)	(1,478,850)
Capital Share Transactions:
Issued	586,001,500	132,719,500	51,365,000
Redeemed	(5,757,000)	—	—
Increase in Net Assets from Capital Share Transactions	580,244,500	132,719,500	51,365,000
Total Increase in Net Assets	612,409,645	133,456,189	51,879,340
Net Assets:
Beginning of Year/Period	162,828,350	29,372,161	—
End of Year/Period	$775,237,995	$162,828,350	$51,879,340
Undistributed (Distributions in Excess of) Net Investment Income	$(4,150,471)	$571,506	$(148,344)
Share Transactions:
Issued	25,450,000	6,100,000	2,000,000
Redeemed	(250,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	25,200,000	6,100,000	2,000,000

(1)	Commenced operations on March 11, 2013.

The accompanying notes are an integral part of the financial statements.

42

Statements of Changes in Net Assets

	Global X Canada Preferred ETF		Global X Social Media Index ETF
	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2013	Period Ended October 31, 2012(1)
Operations:
Net Investment Income (Loss)	$443,151	$448,023	$(1,263)	$95,441
Net Realized Loss on Investments and Foreign Currency Transactions	(405,953)	(283,704)	(263,977)	(1,525,644)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(897,819)	315,539	4,168,340	(1,576,983)
Net Increase (Decrease) in Net Assets Resulting from Operations	(860,621)	479,858	3,903,100	(3,007,186)
Dividends and Distributions from:
Net Investment Income	(468,097)	(426,223)	(98,361)	—
Total Dividends and Distributions	(468,097)	(426,223)	(98,361)	—
Capital Share Transactions:
Issued	726,000	7,185,500	84,127,501	27,517,000
Redeemed	(6,100,500)	(707,000)	(5,456,000)	(11,038,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,374,500)	6,478,500	78,671,501	16,478,500
Total Increase (Decrease) in Net Assets	(6,703,218)	6,532,135	82,476,240	13,471,314
Net Assets:
Beginning of Year/Period	14,494,381	7,962,246	13,471,314	—
End of Year/Period	$7,791,163	$14,494,381	$95,947,554	$13,471,314
Undistributed (Distributions in Excess of) Net Investment Income	$15,503	$43,809	$(1,350)	$98,362
Share Transactions:
Issued	50,000	500,000	4,300,000	1,900,000
Redeemed	(450,000)	(50,000)	(400,000)	(850,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(400,000)	450,000	3,900,000	1,050,000

(1) The Fund commenced operations on November 14, 2011

The accompanying notes are an integral part of the financial statements.

43

Statements of Changes in Net Assets

	Global X Permanent ETF
	Period Ended October 31, 2013(1)	Year Ended June 30, 2013	Period Ended June 30, 2012(2)
Operations:
Net Investment Income	$43,524	$165,982	$36,536
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	19,164	54,577	(10,857)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	528,051	(1,434,759)	(49,112)
Net Increase (Decrease) in Net Assets Resulting from Operations	590,739	(1,214,200)	(23,433)
Dividends and Distributions from:
Net Investment Income	—	(114,515)	—
Total Dividends and Distributions	—	(114,515)	—
Capital Share Transactions:
Issued	—	17,655,500	14,882,500
Redeemed	(1,162,000)	(16,138,000)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,162,000)	1,517,500	14,882,500
Total Increase (Decrease) in Net Assets	(571,261)	188,785	14,859,067
Net Assets:
Beginning of Year/Period	15,047,852	14,859,067	—
End of Year/Period	$14,476,591	$15,047,852	$14,859,067
Undistributed Net Investment Income	$151,779	$62,178	$40,850
Share Transactions:
Issued	—	700,000	600,000
Redeemed	(50,000)	(650,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	50,000	600,000

(1)	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF changed its fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	The Fund commenced operations on February 7, 2012.

The accompanying notes are an integral part of the financial statements.

44

Statements of Changes in Net Assets

	Global X Guru Index ETF
	Period Ended October 31, 2013(1)	Year Ended June 30, 2013	Period Ended June 30, 2012(2)
Operations:
Net Investment Income	$45,129	$90,358	$7,013
Net Realized Gain on Investments and Foreign Currency Transactions	80,579	1,013,460	3,914
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	19,607,750	1,093,978	292,357
Net Increase in Net Assets Resulting from Operations	19,733,458	2,197,796	303,284
Dividends and Distributions from:
Net Investment Income	—	(20,046)	—
Net Realized Gains	—	(77,984)	—
Total Dividends and Distributions	—	(98,030)	—
Capital Share Transactions:
Issued	168,586,499	59,344,500	5,236,000
Redeemed	—	(14,244,000)	—
Increase in Net Assets from Capital Share Transactions	168,586,499	45,100,500	5,236,000
Total Increase in Net Assets	188,319,957	47,200,266	5,539,284
Net Assets:
Beginning of Year/Period	52,739,550	5,539,284	—
End of Year/Period	$241,059,507	$52,739,550	$5,539,284
Undistributed Net Investment Income	$10,057	$10,056	$7,013
Share Transactions:
Issued	7,500,000	2,950,000	350,000
Redeemed	—	(750,000)	—
Net Increase in Shares Outstanding from Share Transactions	7,500,000	2,200,000	350,000

(1)	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Guru Index ETF (formerly Global X Top Guru Holdings Index ETF) changed its fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	The Fund commenced operations on June 4, 2012

The accompanying notes are an integral part of the financial statements.

45

Statements of Changes in Net Assets

	Global X SuperIncome Preferred ETF
	Period Ended October 31, 2013(1)	Period Ended June 30, 2013(2)
Operations:
Net Investment Income	$1,017,923	$999,901
Net Realized Loss on Investments and Foreign Currency Transactions	(823,814)	(173,657)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	1,490,613	(1,058,371)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,684,722	(232,127)
Dividends and Distributions from:
Net Investment Income	(978,675)	(796,414)
Net Realized Gains	—	(6,583)
Total Dividends and Distributions	(978,675)	(802,997)
Capital Share Transactions:
Issued	24,089,500	37,687,000
Redeemed	—	(1,482,500)
Increase in Net Assets from Capital Share Transactions	24,089,500	36,204,500
Total Increase in Net Assets	24,795,547	35,169,376
Net Assets:
Beginning of Period	35,169,376	—
End of Period	$59,964,923	$35,169,376
Undistributed Net Investment Income	$228,167	$188,919
Share Transactions:
Issued	1,650,000	2,500,000
Redeemed	—	(100,000)
Net Increase in Shares Outstanding from Share Transactions	1,650,000	2,400,000

(1)	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X SuperIncome Preferred ETF changed its fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	The Fund commenced operations on July 16, 2012

The accompanying notes are an integral part of the financial statements.

46

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Net Realized Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X SuperDividend ETF
2013	21.86	1.34	2.27	3.61	(1.73)	—	—	(1.73)	23.74	17.34	775,238	0.58		5.93		43.64
2012	21.76	1.62	0.09	1.71	(1.61)	—	—	(1.61)	21.86	8.34	162,828	0.58		7.53		34.03
2011(1)	24.70	0.64	(3.02)	(2.38)	(0.56)	—	—	(0.56)	21.76	(9.56)	29,372	0.58	†	7.22	†	4.58
Global X SuperDividend U.S. ETF
2013(2)	25.15	0.98	0.82	1.80	(0.91)	—	(0.10)	(1.01)	25.94	7.32	51,879	0.45	†	6.02	†	20.36
Global X Canada Preferred ETF
2013	14.49	0.49	(1.48)	(0.99)	(0.51)	—	—	(0.51)	12.99	(7.03)	7,791	0.58		3.47		36.48
2012	14.48	0.54	—	0.54	(0.53)	—	—	(0.53)	14.49	3.78	14,494	0.58		3.73		38.15
2011(3)	14.97	0.27	(0.56)	(0.29)	(0.20)	—	—	(0.20)	14.48	(1.94)	7,962	0.58	†	4.28	†	3.02
Global X Social Media Index ETF
2013	12.83	—	6.66	6.66	(0.11)	—	—	(0.11)	19.38	52.34	95,948	0.65		(0.01)		55.96
2012(4)	14.93	0.12	(2.22)	(2.10)	—	—	—	—	12.83	(14.07)	13,471	0.65	†	0.88	†	91.78
Global X Permanent ETF
2013^	23.15	0.07	0.91	0.98	—	—	—	—	24.13	4.23	14,477	0.48	†	0.90	†	3.08
2013	24.77	0.25	(1.66)	(1.41)	(0.21)	—	—	(0.21)	23.15	(5.77)	15,048	0.48		0.98		44.44
2012(5)	25.04	0.09	(0.36)	(0.27)	—	—	—	—	24.77	(1.08)	14,859	0.48	†	0.92	†	14.89
Global X Guru Index ETF
2013^	20.68	0.01	3.30	3.31	—	—	—	—	23.99	16.01	241,060	0.75	†	0.10	†	24.89
2013	15.83	0.17	5.66	5.83	(0.20)	(0.78)	—	(0.98)	20.68	38.08	52,740	0.75		0.85		77.25
2012(6)	14.96	0.02	0.85	0.87	—	—	—	—	15.83	5.82	5,539	0.75	†	1.90	†	1.90
Global X SuperIncome Preferred ETF
2013^	14.65	0.31	0.18	0.49	(0.33)	—	—	(0.33)	14.81	3.38	59,965	0.58	†	6.34	†	61.86
2013(7)	15.02	1.13	(0.47)	0.66	(1.02)	(0.01)	—	(1.03)	14.65	4.46	35,169	0.58	†	7.84	†	91.98

(1)	The Fund commenced operations on June 8, 2011.
(2)	The Fund commenced operations on March 11, 2013.
(3)	The Fund commenced operations on May 24, 2011.
(4)	The Fund commenced operations on November 14, 2011.
(5)	The Fund commenced operations on February 7, 2012.
(6)	The Fund commenced operations on June 4, 2012.
(7)	The Fund commenced operations on July 16, 2012.
^	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF, Global X Guru Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome Preferred ETF each changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
*	Per share data calculated using average shares method.
**	Total Return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

47

Notes to Financial Statements
October 31, 2013

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2013, the Trust had seventy-nine portfolios, thirty-six of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend ETF, Global X SuperDividend U.S. ETF, Global X Canada Preferred ETF, Global X Social Media Index ETF, Global X Permanent ETF, Global X Guru Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome Preferred ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

Effective July 1, 2013 the Global X Permanent ETF, Global X Guru Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome Preferred ETF each changed their fiscal year end to October 31. Their previous fiscal year end was June 30.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

MASTER LIMITED PARTNERSHIPS (“MLPs”) — MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

48

Notes to Financial Statements (continued)
October 31, 2013

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

49

Notes to Financial Statements (continued)
October 31, 2013

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or, trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2013, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, fair value of investments for which the Funds’ do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

50

Notes to Financial Statements (continued)
October 31, 2013

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year or period ended October 31, 2013 there have been no significant changes to the Funds’ fair valuation methodologies.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2013. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and BNY Mellon and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

51

Notes to Financial Statements (continued)
October 31, 2013

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year or period ended October 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITS — With respect to the Funds, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

52

Notes to Financial Statements (continued)
October 31, 2013

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value	Redemption Fee
Global X SuperDividend ETF	50,000	$3,800	$1,187,000	$3,800
Global X SuperDividend U.S. ETF	50,000	750	1,297,000	750
Global X Canada Preferred ETF	50,000	1,000	649,500	1,000
Global X Social Media Index ETF	50,000	1,000	969,000	1,000
Global X Permanent ETF	50,000	1,000	1,206,500	1,000
Global X Guru Index ETF	50,000	750	1,199,500	750
Global X SuperIncome Preferred ETF	50,000	500	740,500	500

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

53

Notes to Financial Statements (continued)
October 31, 2013

3. RELATED PARTY TRANSACTIONS (concluded)

Supervision and Administration Fee
Global X SuperDividend ETF	0.58%
Global X SuperDividend U.S. ETF	0.45%
Global X Canada Preferred ETF	0.58%
Global X Social Media Index ETF	0.65%
Global X Permanent ETF	0.48%
Global X Guru Index ETF	0.75%
Global X SuperIncome Preferred ETF	0.58%

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

4. INVESTMENT TRANSACTIONS

For the year or period ended October 31, 2013, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X SuperDividend ETF	$231,660,680	$211,930,080
Global X SuperDividend U.S. ETF	7,966,437	8,103,631
Global X Canada Preferred ETF	4,595,412	4,564,295
Global X Social Media Index ETF	12,499,613	12,197,374
Global X Permanent ETF	443,449	426,820
Global X Guru Index ETF	33,565,041	33,451,203
Global X SuperIncome Preferred ETF	30,879,271	28,669,037

54

Notes to Financial Statements (continued)
October 31, 2013

4. INVESTMENT TRANSACTIONS (concluded)

For the period ended October 31, 2013, the purchases and sales of long-term U.S. Government securities were:

	Purchases	Sales and Maturities
Global X Permanent ETF	$-	$568,828

For the year ended October 31, 2012 in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X SuperDividend ETF	$127,543,715	$-	$-
Global X Canada Preferred ETF	7,187,559	707,521	(36,950)
Global X Social Media Index ETF	27,197,875	10,895,592	132,351

For the year or periods ended June 30, 2013 in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain
Global X Permanent ETF	$11,729,628	$10,171,012	$186,744
Global X Guru Index ETF	59,260,722	12,391,609	1,219,288
Global X SuperIncome Preferred ETF	37,655,138	1,438,509	3,348

For the year or periods ended October 31, 2013, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X SuperDividend ETF	$559,947,524	$5,170,131	$751,728
Global X SuperDividend U.S. ETF	51,281,379	-	-
Global X Canada Preferred ETF	725,588	6,087,812	(311,795)
Global X Social Media Index ETF	83,598,308	5,418,926	546,004
Global X Permanent ETF	-	592,624	16,079
Global X Guru Index ETF	168,558,609	-	-
Global X SuperIncome Preferred ETF	24,107,356	-	-

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

55

Notes to Financial Statements (continued)
October 31, 2013

5. TAX INFORMATION (continued)

The following differences, primarily attributable to foreign currency, redemptions in-kind, REIT adjustments, MLP dividends, return of capital distribution and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2013.

Global X Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Global X SuperDividend ETF	$735,790	$1,229,298	$(1,965,088)
Global X SuperDividend U.S. ETF	(145,569)	(120,033)	265,602
Global X Canada Preferred ETF	(335,746)	(3,360)	339,106
Global X Social Media Index ETF	404,722	(88)	(404,634)
Global X Permanent ETF	15,619	46,077	(61,696)
Global X Guru Index ETF	(7,414)	(45,128)	52,542
Global X SuperIncome Preferred ETF	–	–	–

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years or periods ended October 31, 2013 and October 31, 2012 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X SuperDividend ETF
2013	$35,106,732	$–	$–	$35,106,732
2012	4,983,491	–	–	4,983,491
Global X SuperDividend U.S. ETF
2013	$1,333,281	$–	$145,569	$1,478,850
Global X Canada Preferred ETF
2013	$468,097	$–	$–	$468,097
2012	426,223	–	–	426,223
Global X Social Media Index ETF
2013	$98,361	$–	$–	$98,361
2012	–	–	–	–
Global X Permanent ETF
2013*	$–	$–	$–	$–
2013**	114,515	–	–	114,515
2012	–	–	–	–
Global X Guru Index ETF
2013*	$–	$–	$–	$–
2013**	98,030	–	–	98,030
2012	–	–	–	–
Global X SuperIncome Preferred ETF
2013*	$978,675	$–	$–	$978,675
2013**	802,997	–	–	802,997

*For the period from July 1, 2013 to October 31, 2013

**For the year or period ended June 30, 2013

56

Notes to Financial Statements (continued)
October 31, 2013

5. TAX INFORMATION (continued)

As of October 31, 2013, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X SuperDividend ETF	Global X SuperDividend U.S. ETF	Global X Canada Preferred ETF
Undistributed Ordinary Income	$2,820,999	$–	$15,503
Capital Loss Carryforwards	(18,271,023)	(1,039,239)	(290,539)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	44,346,098	1,699,147	(944,640)
Other Temporary Differences	3	1	(1)
Total Distributable Earnings (Accumulated Losses)	$28,896,077	$659,909	$(1,219,677)

	Global X Social Media Index ETF	Global X Permanent ETF	Global X Guru Index ETF
Undistributed Ordinary Income	$1,764	$185,867	$10,055
Undistributed Long-Term Capital Gain	–	47,821	50,646
Capital Loss Carryforwards	(923,567)	(286,005)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	1,182,282	(1,007,227)	20,827,824
Other Temporary Differences	1	–	1
Total Distributable Earnings (Accumulated Losses)	$260,480	$(1,059,544)	$20,888,526

Global X SuperIncome Preferred ETF
Undistributed Ordinary Income	$402,086
Capital Loss Carryforwards	(566,439)
Unrealized Depreciation on Investments and Foreign Currency	(9,901)
Other Temporary Differences	(173,921)
Total Accumulated Losses	$(348,175)

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2013 through October 31, 2013.

57

Notes to Financial Statements (continued)
October 31, 2013

5. TAX INFORMATION (concluded)

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2013, the Funds that had capital loss carryforwards are listed below:

Global X
SuperDividend
Expiration date	ETF
October 2019	$838,578

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X SuperDividend ETF	$14,307,276	$3,125,169	$17,432,445
Global X SuperDividend U.S. ETF	1,039,239	-	1,039,239
Global X Canada Preferred ETF	232,921	57,618	290,539
Global X Social Media Index ETF	923,567	-	923,567
Global X Permanent ETF	286,005	-	286,005
Global X SuperIncome Preferred ETF	484,935	81,504	566,439

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2013 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend ETF	$801,528,805	$80,591,701	$(36,256,743)	$44,334,958
Global X SuperDividend U.S. ETF	50,072,682	2,733,406	(1,034,259)	1,699,147
Global X Canada Preferred ETF	8,725,151	–	(944,523)	(944,523)
Global X Social Media Index ETF	94,728,140	5,311,819	(4,128,547)	1,183,272
Global X Permanent ETF	15,419,661	408,392	(1,415,619)	(1,007,227)
Global X Guru Index ETF	224,214,786	23,406,590	(2,578,766)	20,827,824
Global X SuperIncome Preferred ETF	59,925,588	861,153	(871,054)	(9,901)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, MLP adjustments and wash sales.

58

Notes to Financial Statements (continued)
October 31, 2013

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to their Underlying Indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their Underlying Indices, or, in certain instances, when securities in the Underlying Indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indices).

7. AUTHORIZED PARTICIPANTS

At October 31, 2013, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

		Percentage of
	Authorized	Shares
	Participants	Outstanding
Global X SuperDividend ETF	4	100%
Global X SuperDividend U.S. ETF	5	100%
Global X Canada Preferred ETF	3	100%
Global X Social Media Index ETF	4	100%
Global X Permanent ETF	4	100%
Global X Guru Index ETF	6	100%
Global X SuperIncome Preferred ETF	4	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

59

Notes to Financial Statements (continued)
October 31, 2013

8. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the schedule of investments and statement of assets and liabilities. The obligation to return securities lending collateral is also recognized as a liability in the statement of assets and liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2013, the value of securities on loan was $69,078,558 and the value of securities purchased with the cash collateral held from securities on loan was $72,223,358 for Global X SuperDividend ETF.

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. RECENT ACCOUNTING PRONOUNCEMENT

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivative instruments, repurchase and reverse-repurchase agreements, and securities lending and borrowing transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

60

Notes to Financial Statements (concluded)
October 31, 2013

11. SUBSEQUENT EVENTS (continued)

Subsequent to the October 31, 2013 fiscal year end, the following portfolios were added to the Trust.

Fund Name

Global X Guru Small Cap Index ETF

Global X Guru International Index ETF

Subsequent to the October 31, 2013 fiscal year end, the following portfolios of the Trust commenced operations.

Fund Name	Commenced Operations

Global X Next Emerging & Frontier ETF	November 6, 2013
Global X FTSE Portugal 20 ETF	November 12, 2013

61

Report of Independent Registered Public Accounting Firm
October 31, 2013

To the Shareholders and Board of Trustees of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X SuperDividendTM ETF, Global X SuperDividendTM U.S. ETF, Global X Canada Preferred ETF, Global X Social Media Index ETF, Global X Permanent ETF, Global X Guru Index ETF, and Global X SuperIncome Preferred ETF (seven of the series constituting the Global X Funds) (the “Funds”) as of October 31, 2013 and the related statements of operations, statements of changes in net assets, and financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at October 31, 2013, and the results of their operations, the changes in their net assets, and their financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 27, 2013

62

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

63

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X SuperDividend ETF
Actual Fund Return	$1,000.00	$1,022.70	0.58%	$2.96
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96
Global X SuperDividend U.S. ETF
Actual Fund Return	$1,000.00	$1,003.10	0.45%	$2.27
Hypothetical 5% Return	1,000.00	1,022.94	0.45	2.29
Global X Canada Preferred ETF
Actual Fund Return	$1,000.00	$915.00	0.58%	$2.80
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96
Global X Social Media Index ETF
Actual Fund Return	$1,000.00	$1,301.50	0.65%	$3.77
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X Permanent ETF
Actual Fund Return	$1,000.00	$966.00	0.48%	$2.38
Hypothetical 5% Return	1,000.00	1,022.79	0.48	2.45
Global X Guru Index ETF
Actual Fund Return	$1,000.00	$1,185.90	0.75%	$4.13
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82
Global X SuperIncome Preferred ETF
Actual Fund Return	$1,000.00	$1,008.50	0.58%	$2.94
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period.)

64

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

65

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 623 Fifth Ave, 15th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	36[3]	None.
Scott R. Chichester[1] 623 Fifth Ave, 15th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, Sterling Seal & Supply Inc. (since 2011), Director, President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	36[3]	Director of Bayview Acquisition Corp. (since 2010).
Kartik Kiran Shah 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Trustee (since 2008)	Vice President, Business Development, Cynvenio Biosystems (2012-present); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	36[3]	None.

66

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2013.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Head of Global Structured Products Operations at Radian Asset Assurance (2004-2008) (financial services firm).	36[3]	None.
Jose C. Gonzalez 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Chief Operating Officer, Chief Compliance Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 2008)	Chief Operating Officer, Global X Management Company LLC (since 2008); Founder and President of GWM Group, Inc. (since 2006) (broker-dealer firm).	N/A	N/A
Daphne Tippens Chisolm 11524-C Providence Road, Suite 236 Charlotte, NC 28277 (1969)	Secretary (since 2012)	General Counsel, Global X Management Company LLC (since 2011); Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm); Counsel, Dechert (2007-2009) (law firm)	N/A	N/A
Dianne M. Descoteaux[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

67

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director, SEI Investments Global Funds Services (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director, SEI Global Wealth Services (2006-2009).	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

2 Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2013, the Trust had seventy-nine investment portfolios, thirty-six of which were operational.

4 These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

68

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2013, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	Interest Related Dividends (3)	Short Term Capital Gain Dividends(4)
Global X SuperDividend ETF	0.00%	0.00%	100.00%	100.00%	0.40%	57.31%	0.00%	0.00%
Global X SuperDividend U.S. ETF	9.84%	0.00%	90.16%	100.00%	74.71%	74.34%	0.00%	0.00%
Global X Canada Preferred ETF	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%
Global X Social Media Index ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%
Global X Permanent ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Guru Index ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X SuperIncome Preferred ETF	0.00%	0.00%	100.00%	100.00%	61.59%	64.79%	44.35%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid for foreign investors.

(4) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2013, the total amount of foreign source income and foreign tax credit are as follows:

		Foreign Tax
	Foreign	Credit Pass
Global X Funds	Source Income	Through
Global X SuperDividend ETF	$23,340,181	$802,495
Global X Canada Preferred ETF	608,385	91,137

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2013. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV.

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623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1900 K Street N.W.

Washington, DC 20006

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-003-0300

Item 2.      Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.      Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Scott Chichester and is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.      Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP in 2013 and 2012 related to the registrant.

In 2013 and 2012, Ernst & Young, LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2013			2012
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$413,900	$0	$0	$320,025	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$139,650	$0	$0	$105,375	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1)     Not applicable.

(e)(2)     Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for Ernst & Young LLP in 2013 and 2012:

	2013	2012
Audit-Related Fees	0%	0%

Tax Fees	0%	0%

All Other Fees	0%	0%

(f)          Not applicable.

(g)         The aggregate non-audit fees and services billed by Ernst & Young, LLP in 2013 and 2012 for the last two fiscal years were $139,650 and $105,375, respectively.

(h)         During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: January 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: January 7, 2014

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Chief Financial Officer

Date: January 7, 2014

*	Print the name and title of each signing officer under his or her signature.